UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—June 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Institutional Index Fund Institutional Shares - VINIX

Institutional Index Fund Institutional Plus Shares - VIIIX

Institutional Total Stock Market Index Fund Institutional Shares - VITNX

Institutional Total Stock Market Index Fund Institutional Plus Shares - VITPX

Vanguard Institutional Index Fund

Institutional Shares (VINIX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Institutional Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Communication Services	9.3%
Consumer Discretionary	9.9%
Consumer Staples	5.8%
Energy	3.6%
Financials	12.4%
Health Care	11.7%
Industrials	8.1%
Information Technology	32.4%
Materials	2.2%
Real Estate	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$297,440
Number of Portfolio Holdings	507
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR94

Vanguard Institutional Index Fund

Institutional Plus Shares (VIIIX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Institutional Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Communication Services	9.3%
Consumer Discretionary	9.9%
Consumer Staples	5.8%
Energy	3.6%
Financials	12.4%
Health Care	11.7%
Industrials	8.1%
Information Technology	32.4%
Materials	2.2%
Real Estate	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$297,440
Number of Portfolio Holdings	507
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR854

Vanguard Institutional Total Stock Market Index Fund

Institutional Shares (VITNX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Institutional Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.7%
Consumer Discretionary	13.7%
Consumer Staples	4.3%
Energy	3.9%
Financials	10.5%
Health Care	11.4%
Industrials	12.1%
Real Estate	2.6%
Technology	35.1%
Telecommunications	1.9%
Utilities	2.5%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$32,131
Number of Portfolio Holdings	3,271
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR870

Vanguard Institutional Total Stock Market Index Fund

Institutional Plus Shares (VITPX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Institutional Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.7%
Consumer Discretionary	13.7%
Consumer Staples	4.3%
Energy	3.9%
Financials	10.5%
Health Care	11.4%
Industrials	12.1%
Real Estate	2.6%
Technology	35.1%
Telecommunications	1.9%
Utilities	2.5%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$32,131
Number of Portfolio Holdings	3,271
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR871

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2024
Vanguard Institutional Index Fund

Contents
Financial Statements	1

Institutional Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (9.3%)
	Meta Platforms Inc. Class A	14,210,868	7,165,404
	Alphabet Inc. Class A	38,095,472	6,939,090
	Alphabet Inc. Class C	31,685,016	5,811,666
*	Netflix Inc.	2,794,270	1,885,797
	Walt Disney Co.	11,822,000	1,173,806
	Verizon Communications Inc.	27,295,359	1,125,661
	Comcast Corp. Class A	25,382,564	993,981
	AT&T Inc.	46,495,504	888,529
	T-Mobile US Inc.	3,343,484	589,055
	Electronic Arts Inc.	1,577,202	219,751
*	Charter Communications Inc. Class A	635,189	189,896
*	Take-Two Interactive Software Inc.	1,029,266	160,041
	Omnicom Group Inc.	1,269,233	113,850
*	Warner Bros Discovery Inc.	14,440,307	107,436
	News Corp. Class A	3,210,670	88,518
*	Live Nation Entertainment Inc.	924,931	86,703
	Interpublic Group of Cos. Inc.	2,452,867	71,354
*	Match Group Inc.	1,727,713	52,488
	Fox Corp. Class A	1,504,245	51,701
	Paramount Global Class B	3,213,121	33,384
	Fox Corp. Class B	855,171	27,383
	News Corp. Class B	4,958	141
			27,775,635
Consumer Discretionary (9.9%)
*	Amazon.com Inc.	59,385,653	11,476,277
*	Tesla Inc.	17,992,550	3,560,366
	Home Depot Inc.	6,426,548	2,212,275
	McDonald's Corp.	4,673,480	1,190,990
	Booking Holdings Inc.	220,021	871,613
	Lowe's Cos. Inc.	3,710,544	818,027
	TJX Cos. Inc.	7,343,703	808,542
	NIKE Inc. Class B	7,856,350	592,133
	Starbucks Corp.	7,345,541	571,850
*	Chipotle Mexican Grill Inc.	8,905,941	557,957
*	Airbnb Inc. Class A	2,863,204	434,148
*	O'Reilly Automotive Inc.	381,903	403,312
	Marriott International Inc. Class A	1,555,992	376,192
	Hilton Worldwide Holdings Inc.	1,621,682	353,851
	General Motors Co.	7,399,161	343,765
*	AutoZone Inc.	112,204	332,584
	Ford Motor Co.	25,430,896	318,903
	Ross Stores Inc.	2,174,319	315,972
	DR Horton Inc.	1,921,827	270,843
*	Royal Caribbean Cruises Ltd.	1,535,163	244,751
	Yum! Brands Inc.	1,826,510	241,939
	Lennar Corp. Class A	1,587,221	237,877
*	Lululemon Athletica Inc.	742,915	221,909
	Tractor Supply Co.	699,114	188,761
	eBay Inc.	3,283,621	176,396
	Garmin Ltd.	996,040	162,275
*	Deckers Outdoor Corp.	166,460	161,125
*	NVR Inc.	20,315	154,162
	PulteGroup Inc.	1,364,232	150,202
	Genuine Parts Co.	903,041	124,909
*	Aptiv plc	1,764,810	124,278
*	Carnival Corp.	6,553,653	122,684
*	Ulta Beauty Inc.	310,861	119,952
	Darden Restaurants Inc.	774,226	117,156
	Domino's Pizza Inc.	226,072	116,728
1

Institutional Index Fund
		Shares	Market Value• ($000)
	Best Buy Co. Inc.	1,250,213	105,380
	Las Vegas Sands Corp.	2,365,971	104,694
*	Expedia Group Inc.	822,850	103,671
	Pool Corp.	248,248	76,294
*	CarMax Inc.	1,021,848	74,942
*	MGM Resorts International	1,624,568	72,196
	LKQ Corp.	1,729,698	71,938
	Tapestry Inc.	1,488,868	63,709
	Bath & Body Works Inc.	1,452,579	56,723
*	Caesars Entertainment Inc.	1,398,117	55,561
	Wynn Resorts Ltd.	612,526	54,821
*	Norwegian Cruise Line Holdings Ltd.	2,785,966	52,348
	Hasbro Inc.	848,837	49,657
	BorgWarner Inc. (XNYS)	1,470,601	47,412
*	Etsy Inc.	760,375	44,847
	Ralph Lauren Corp.	252,551	44,212
*	Mohawk Industries Inc.	343,620	39,032
			29,592,141
Consumer Staples (5.8%)
	Procter & Gamble Co.	15,304,867	2,524,079
	Costco Wholesale Corp.	2,875,984	2,444,558
	Walmart Inc.	27,700,289	1,875,587
	Coca-Cola Co.	25,142,068	1,600,293
	PepsiCo Inc.	8,915,238	1,470,390
	Philip Morris International Inc.	10,081,241	1,021,532
	Mondelez International Inc. Class A	8,698,621	569,238
	Colgate-Palmolive Co.	5,320,694	516,320
	Altria Group Inc.	11,139,043	507,383
	Target Corp.	3,000,096	444,134
	Kimberly-Clark Corp.	2,183,735	301,792
	Constellation Brands Inc. Class A	1,044,083	268,622
	General Mills Inc.	3,659,846	231,522
	Sysco Corp.	3,229,281	230,538
*	Monster Beverage Corp.	4,600,522	229,796
	Keurig Dr Pepper Inc.	6,768,775	226,077
	Kenvue Inc.	12,419,992	225,795
	Kroger Co.	4,339,072	216,650
	Archer-Daniels-Midland Co.	3,206,679	193,844
	Dollar General Corp.	1,424,599	188,375
	Hershey Co.	957,400	175,999
	Kraft Heinz Co.	5,119,041	164,936
	Church & Dwight Co. Inc.	1,584,460	164,277
	Estee Lauder Cos. Inc. Class A	1,510,303	160,696
*	Dollar Tree Inc.	1,342,761	143,367
	McCormick & Co. Inc.	1,633,197	115,859
	Clorox Co.	804,586	109,802
	Tyson Foods Inc. Class A	1,856,759	106,095
	Kellanova	1,708,268	98,533
	Bunge Global SA	917,807	97,994
	Conagra Brands Inc.	3,102,890	88,184
	Lamb Weston Holdings Inc.	934,705	78,590
	J M Smucker Co.	688,047	75,025
	Molson Coors Beverage Co. Class B	1,177,355	59,845
	Campbell Soup Co.	1,275,180	57,625
	Hormel Foods Corp.	1,878,041	57,261
	Walgreens Boots Alliance Inc.	4,652,695	56,274
	Brown-Forman Corp. Class B	1,160,020	50,101
			17,146,988
Energy (3.6%)
	Exxon Mobil Corp.	29,089,836	3,348,822
	Chevron Corp.	11,114,546	1,738,537
	ConocoPhillips	7,584,263	867,488
	EOG Resources Inc.	3,727,079	469,127
	Schlumberger NV	9,269,342	437,328
	Marathon Petroleum Corp.	2,284,822	396,371
	Phillips 66	2,749,266	388,114
	Williams Cos. Inc.	7,903,237	335,888
	Valero Energy Corp.	2,120,573	332,421
	ONEOK Inc.	3,784,809	308,651
2

Institutional Index Fund
		Shares	Market Value• ($000)
	Occidental Petroleum Corp.	4,311,031	271,724
	Hess Corp.	1,791,960	264,350
	Kinder Morgan Inc.	12,521,202	248,796
	Diamondback Energy Inc.	1,156,510	231,522
	Baker Hughes Co.	6,472,093	227,623
	Devon Energy Corp.	4,099,388	194,311
	Halliburton Co.	5,740,958	193,930
	Targa Resources Corp.	1,437,871	185,169
	Coterra Energy Inc.	4,823,769	128,650
	EQT Corp.	2,862,069	105,839
	Marathon Oil Corp.	3,656,351	104,828
	APA Corp.	2,337,232	68,808
			10,848,297
Financials (12.4%)
*	Berkshire Hathaway Inc. Class B	11,739,690	4,775,706
	JPMorgan Chase & Co.	18,621,857	3,766,457
	Visa Inc. Class A	10,207,872	2,679,260
	Mastercard Inc. Class A	5,323,949	2,348,713
	Bank of America Corp.	44,120,624	1,754,677
	Wells Fargo & Co.	22,607,725	1,342,673
	S&P Global Inc.	2,075,780	925,798
	American Express Co.	3,684,986	853,259
	Goldman Sachs Group Inc.	1,886,143	853,140
	Progressive Corp.	3,797,941	788,870
	Morgan Stanley	8,114,987	788,696
	Citigroup Inc.	12,369,406	784,963
	Charles Schwab Corp.	9,681,304	713,415
	BlackRock Inc.	905,843	713,188
	Marsh & McLennan Cos. Inc.	3,195,127	673,277
	Chubb Ltd.	2,633,174	671,670
	Blackstone Inc.	4,634,438	573,743
*	Fiserv Inc.	3,794,469	565,528
	Intercontinental Exchange Inc.	3,719,534	509,167
	CME Group Inc.	2,334,778	459,017
	KKR & Co. Inc.	4,316,015	454,217
	Moody's Corp.	1,018,371	428,663
	Aon plc Class A (XNYS)	1,410,046	413,961
	US Bancorp	10,119,953	401,762
	PNC Financial Services Group Inc.	2,580,412	401,203
*	PayPal Holdings Inc.	6,783,750	393,661
	Arthur J Gallagher & Co.	1,416,936	367,426
	Capital One Financial Corp.	2,478,241	343,113
	Truist Financial Corp.	8,677,738	337,130
	American International Group Inc.	4,304,252	319,548
	Travelers Cos. Inc.	1,485,025	301,965
	Aflac Inc.	3,353,185	299,473
	Bank of New York Mellon Corp.	4,849,002	290,407
	Ameriprise Financial Inc.	644,095	275,151
	Allstate Corp.	1,711,333	273,231
	Prudential Financial Inc.	2,328,163	272,837
	MetLife Inc.	3,874,023	271,918
	Fidelity National Information Services Inc.	3,607,263	271,843
	MSCI Inc.	513,773	247,510
*	Arch Capital Group Ltd.	2,425,158	244,674
	Discover Financial Services	1,623,890	212,421
	Hartford Financial Services Group Inc.	1,917,446	192,780
	Willis Towers Watson plc	663,599	173,956
	T Rowe Price Group Inc.	1,447,528	166,915
	M&T Bank Corp.	1,082,201	163,802
	Fifth Third Bancorp	4,439,821	162,009
	Global Payments Inc.	1,655,647	160,101
	Raymond James Financial Inc.	1,209,905	149,556
	Nasdaq Inc.	2,468,729	148,766
	State Street Corp.	1,955,590	144,714
	Brown & Brown Inc.	1,534,944	137,239
	Huntington Bancshares Inc.	9,391,285	123,777
	Synchrony Financial	2,605,091	122,934
*	Corpay Inc.	455,671	121,395
	Cincinnati Financial Corp.	1,014,819	119,850
3

Institutional Index Fund
		Shares	Market Value• ($000)
	Regions Financial Corp.	5,938,503	119,008
	Cboe Global Markets Inc.	681,939	115,971
	Northern Trust Corp.	1,324,999	111,273
	Principal Financial Group Inc.	1,398,527	109,714
	Everest Group Ltd.	281,677	107,325
	Citizens Financial Group Inc.	2,949,095	106,256
	W R Berkley Corp.	1,308,341	102,809
	FactSet Research Systems Inc.	246,879	100,793
	Loews Corp.	1,175,813	87,880
	KeyCorp.	6,109,747	86,820
	Jack Henry & Associates Inc.	472,020	78,365
	Assurant Inc.	337,990	56,191
	MarketAxess Holdings Inc.	245,955	49,321
	Globe Life Inc.	542,782	44,660
	Franklin Resources Inc.	1,949,858	43,579
	Invesco Ltd.	2,907,851	43,502
			36,814,592
Health Care (11.7%)
	Eli Lilly & Co.	5,176,988	4,687,141
	UnitedHealth Group Inc.	5,968,402	3,039,468
	Johnson & Johnson	15,606,450	2,281,039
	Merck & Co. Inc.	16,424,307	2,033,329
	AbbVie Inc.	11,451,058	1,964,085
	Thermo Fisher Scientific Inc.	2,475,240	1,368,808
	Abbott Laboratories	11,281,082	1,172,217
	Amgen Inc.	3,478,611	1,086,892
	Danaher Corp.	4,274,654	1,068,022
	Pfizer Inc.	36,746,001	1,028,153
*	Intuitive Surgical Inc.	2,300,242	1,023,263
	Elevance Health Inc.	1,507,134	816,656
*	Vertex Pharmaceuticals Inc.	1,673,396	784,354
	Stryker Corp.	2,198,658	748,093
*	Boston Scientific Corp.	9,533,765	734,195
*	Regeneron Pharmaceuticals Inc.	687,808	722,907
	Medtronic plc	8,610,842	677,759
	Cigna Group	1,842,097	608,942
	Gilead Sciences Inc.	8,078,962	554,298
	Bristol-Myers Squibb Co.	13,145,135	545,917
	Zoetis Inc.	2,959,019	512,976
	McKesson Corp.	842,844	492,255
	CVS Health Corp.	8,140,834	480,798
	Becton Dickinson & Co.	1,874,193	438,018
	HCA Healthcare Inc.	1,256,852	403,801
*	Edwards Lifesciences Corp.	3,907,977	360,980
*	DexCom Inc.	2,578,969	292,404
	Humana Inc.	781,406	291,972
*	IDEXX Laboratories Inc.	535,516	260,903
*	Moderna Inc.	2,162,148	256,755
*	IQVIA Holdings Inc.	1,181,544	249,826
	Agilent Technologies Inc.	1,900,306	246,337
	Cencora Inc.	1,073,410	241,839
*	Centene Corp.	3,458,555	229,302
*	Biogen Inc.	943,740	218,778
	GE Healthcare Inc.	2,753,102	214,522
*	Mettler-Toledo International Inc.	138,610	193,720
	ResMed Inc.	952,471	182,322
	West Pharmaceutical Services Inc.	472,364	155,592
	Cardinal Health Inc.	1,580,545	155,399
	Zimmer Biomet Holdings Inc.	1,334,412	144,824
	STERIS plc	640,857	140,694
*	Molina Healthcare Inc.	379,949	112,959
	Cooper Cos. Inc.	1,289,183	112,546
*	Hologic Inc.	1,513,199	112,355
*	Waters Corp.	384,639	111,591
	Labcorp Holdings Inc.	546,714	111,262
	Baxter International Inc.	3,309,371	110,698
*	Align Technology Inc.	453,820	109,566
	Quest Diagnostics Inc.	721,491	98,758
*	Insulet Corp.	453,531	91,523
4

Institutional Index Fund
		Shares	Market Value• ($000)
	Revvity Inc.	799,494	83,835
	Viatris Inc.	7,729,366	82,163
	Bio-Techne Corp.	1,022,314	73,249
	Universal Health Services Inc. Class B	386,569	71,488
*	Charles River Laboratories International Inc.	334,080	69,014
*	Catalent Inc.	1,172,419	65,925
	Teleflex Inc.	304,836	64,116
*,1	Incyte Corp.	1,032,488	62,589
*	Henry Schein Inc.	831,580	53,304
*	Solventum Corp.	894,193	47,285
*	DaVita Inc.	336,440	46,621
*	Bio-Rad Laboratories Inc. Class A	132,746	36,254
			34,836,656
Industrials (8.1%)
	General Electric Co.	7,098,196	1,128,400
	Caterpillar Inc.	3,171,430	1,056,403
*	Uber Technologies Inc.	13,550,136	984,824
	Honeywell International Inc.	4,222,873	901,752
	Union Pacific Corp.	3,956,355	895,165
	RTX Corp.	8,621,349	865,497
	Eaton Corp. plc	2,592,568	812,900
*	Boeing Co.	3,742,079	681,096
	United Parcel Service Inc. Class B (XNYS)	4,730,022	647,304
	Lockheed Martin Corp.	1,384,713	646,799
	Automatic Data Processing Inc.	2,654,063	633,498
	Deere & Co.	1,678,785	627,244
	Waste Management Inc.	2,366,690	504,910
	Trane Technologies plc	1,467,906	482,838
	TransDigm Group Inc.	362,888	463,629
	FedEx Corp.	1,468,132	440,205
	General Dynamics Corp.	1,474,251	427,739
	CSX Corp.	12,676,914	424,043
	Parker-Hannifin Corp.	833,615	421,651
	Illinois Tool Works Inc.	1,760,942	417,273
	Emerson Electric Co.	3,709,810	408,673
	Northrop Grumman Corp.	902,095	393,268
	Cintas Corp.	559,260	391,627
	3M Co.	3,588,407	366,699
	PACCAR Inc.	3,398,946	349,887
	Carrier Global Corp.	5,434,509	342,809
	Norfolk Southern Corp.	1,465,024	314,526
*	Copart Inc.	5,674,384	307,325
*	GE Vernova Inc.	1,777,383	304,839
	Johnson Controls International plc	4,369,063	290,412
	United Rentals Inc.	431,778	279,244
	L3Harris Technologies Inc.	1,230,083	276,252
	Republic Services Inc.	1,327,295	257,946
	WW Grainger Inc.	283,471	255,759
	Otis Worldwide Corp.	2,622,125	252,406
	AMETEK Inc.	1,500,994	250,231
	Verisk Analytics Inc.	924,917	249,311
	Paychex Inc.	2,077,480	246,306
	Cummins Inc.	886,870	245,601
	Quanta Services Inc.	949,301	241,208
	Ingersoll Rand Inc. (XYNS)	2,615,416	237,584
	Fastenal Co.	3,713,335	233,346
	Xylem Inc.	1,572,341	213,257
	Old Dominion Freight Line Inc.	1,155,503	204,062
	Rockwell Automation Inc.	738,908	203,407
	Delta Air Lines Inc.	4,186,834	198,623
	Howmet Aerospace Inc.	2,514,766	195,221
	Equifax Inc.	801,532	194,339
	Westinghouse Air Brake Technologies Corp.	1,143,849	180,785
	Fortive Corp.	2,281,654	169,071
	Dover Corp.	891,365	160,847
	Broadridge Financial Solutions Inc.	766,046	150,911
	Veralto Corp.	1,425,365	136,080
*	Axon Enterprise Inc.	460,029	135,359
	Leidos Holdings Inc.	876,787	127,906
5

Institutional Index Fund
		Shares	Market Value• ($000)
	Hubbell Inc.	348,194	127,258
	Expeditors International of Washington Inc.	915,675	114,267
	Jacobs Solutions Inc.	811,738	113,408
	Southwest Airlines Co.	3,877,058	110,923
*	Builders FirstSource Inc.	791,170	109,506
	Textron Inc.	1,236,276	106,147
*	United Airlines Holdings Inc.	2,129,507	103,622
	IDEX Corp.	490,817	98,752
	Masco Corp.	1,428,273	95,223
	Snap-on Inc.	342,455	89,514
	Rollins Inc.	1,823,032	88,946
	JB Hunt Transport Services Inc.	528,630	84,581
	Pentair plc	1,078,517	82,690
	Nordson Corp.	352,188	81,686
	Stanley Black & Decker Inc.	997,732	79,709
	Allegion plc	567,115	67,005
	CH Robinson Worldwide Inc.	760,275	66,995
	A O Smith Corp.	782,217	63,970
	Huntington Ingalls Industries Inc.	255,886	63,032
*	Generac Holdings Inc.	393,755	52,062
*,1	Dayforce Inc.	1,025,465	50,863
*	American Airlines Group Inc.	4,263,882	48,310
	Paycom Software Inc.	312,163	44,652
			24,171,418
Information Technology (32.4%)
	Microsoft Corp.	48,196,334	21,541,351
	NVIDIA Corp.	159,512,980	19,706,234
	Apple Inc.	93,470,648	19,686,788
	Broadcom Inc.	2,824,840	4,535,365
*	Advanced Micro Devices Inc.	10,481,348	1,700,179
	Salesforce Inc.	6,298,383	1,619,314
*	Adobe Inc.	2,905,184	1,613,946
	Oracle Corp.	10,337,610	1,459,671
	QUALCOMM Inc.	7,249,829	1,444,021
	Applied Materials Inc.	5,388,071	1,271,531
	Cisco Systems Inc.	26,257,594	1,247,498
	Accenture plc Class A	4,077,183	1,237,058
	Intuit Inc.	1,815,629	1,193,250
	Texas Instruments Inc.	5,904,061	1,148,517
*	ServiceNow Inc.	1,329,404	1,045,802
	International Business Machines Corp.	5,956,846	1,030,236
	Micron Technology Inc.	7,180,912	944,505
	Lam Research Corp.	847,808	902,788
	Intel Corp.	27,605,384	854,939
	Analog Devices Inc.	3,215,748	734,027
	KLA Corp.	873,080	719,863
*	Palo Alto Networks Inc.	2,095,241	710,308
*	Synopsys Inc.	989,238	588,656
*	Arista Networks Inc.	1,646,011	576,894
*	Crowdstrike Holdings Inc. Class A	1,495,852	573,196
*	Cadence Design Systems Inc.	1,764,786	543,113
	Amphenol Corp. Class A	7,789,470	524,777
	NXP Semiconductors NV	1,658,030	446,159
	Motorola Solutions Inc.	1,081,582	417,545
	Roper Technologies Inc.	694,186	391,285
*	Autodesk Inc.	1,387,284	343,283
	Microchip Technology Inc.	3,504,281	320,642
	TE Connectivity Ltd.	1,985,979	298,751
*	Super Micro Computer Inc.	326,563	267,569
	Monolithic Power Systems Inc.	315,580	259,306
*	Fortinet Inc.	4,111,177	247,781
*	Fair Isaac Corp.	160,195	238,476
*	Gartner Inc.	503,264	225,996
	Cognizant Technology Solutions Corp. Class A	3,226,710	219,416
	HP Inc.	5,595,002	195,937
	CDW Corp.	871,443	195,064
	Corning Inc.	4,999,422	194,228
*	ON Semiconductor Corp.	2,790,136	191,264
*	ANSYS Inc.	566,201	182,034
6

Institutional Index Fund
		Shares	Market Value• ($000)
	Hewlett Packard Enterprise Co.	8,428,906	178,440
	NetApp Inc.	1,339,292	172,501
*	Western Digital Corp.	2,119,222	160,573
*	First Solar Inc.	693,927	156,453
*	Keysight Technologies Inc.	1,131,339	154,711
	Teradyne Inc.	1,012,424	150,132
*	PTC Inc.	776,823	141,125
*	Tyler Technologies Inc.	275,369	138,450
	Seagate Technology Holdings plc	1,266,061	130,746
*	GoDaddy Inc. Class A	914,102	127,709
*	Teledyne Technologies Inc.	307,902	119,460
	Skyworks Solutions Inc.	1,041,877	111,043
*	Zebra Technologies Corp. Class A	333,551	103,044
*	VeriSign Inc.	561,827	99,893
	Gen Digital Inc. (XNGS)	3,569,933	89,177
*	Akamai Technologies Inc.	987,582	88,961
*	Trimble Inc.	1,582,284	88,481
*	Enphase Energy Inc.	882,039	87,948
	Jabil Inc.	781,166	84,983
	Juniper Networks Inc.	2,104,944	76,746
*	Qorvo Inc.	626,514	72,701
*	EPAM Systems Inc.	375,053	70,551
*	F5 Inc.	379,829	65,418
			96,457,809
Materials (2.2%)
	Linde plc	3,117,357	1,367,927
	Freeport-McMoRan Inc.	9,315,849	452,750
	Sherwin-Williams Co.	1,512,860	451,483
	Ecolab Inc.	1,648,285	392,292
	Air Products and Chemicals Inc.	1,441,717	372,035
	Newmont Corp. (XNYS)	7,478,092	313,108
	Nucor Corp.	1,554,335	245,709
	Corteva Inc.	4,518,764	243,742
	Dow Inc.	4,561,046	241,964
	DuPont de Nemours Inc.	2,710,259	218,149
	Martin Marietta Materials Inc.	399,642	216,526
	Vulcan Materials Co.	857,621	213,273
	PPG Industries Inc.	1,526,310	192,147
	LyondellBasell Industries NV Class A	1,668,525	159,611
	International Flavors & Fragrances Inc.	1,657,297	157,791
	Steel Dynamics Inc.	957,600	124,009
	Ball Corp.	2,012,775	120,807
	Avery Dennison Corp.	522,876	114,327
	Packaging Corp. of America	578,077	105,534
	International Paper Co.	2,251,267	97,142
	Amcor plc	9,383,197	91,768
	Celanese Corp.	651,353	87,861
	CF Industries Holdings Inc.	1,184,409	87,788
	Westrock Co.	1,672,845	84,077
	Eastman Chemical Co.	763,272	74,778
	Albemarle Corp.	761,543	72,743
	Mosaic Co.	2,079,863	60,108
	FMC Corp.	807,461	46,469
			6,405,918
Real Estate (2.2%)
	Prologis Inc.	6,004,165	674,328
	American Tower Corp.	3,028,247	588,631
	Equinix Inc.	615,472	465,666
	Welltower Inc.	3,877,233	404,202
	Simon Property Group Inc.	2,113,673	320,856
	Digital Realty Trust Inc.	2,104,393	319,973
	Realty Income Corp.	5,647,153	298,283
	Public Storage	1,025,652	295,029
	Crown Castle Inc.	2,817,830	275,302
	Extra Space Storage Inc.	1,372,106	213,239
*	CoStar Group Inc.	2,648,332	196,347
	VICI Properties Inc.	6,766,114	193,781
	AvalonBay Communities Inc.	920,843	190,513
*	CBRE Group Inc. Class A	1,956,566	174,350
7

Institutional Index Fund
		Shares	Market Value• ($000)
	Iron Mountain Inc.	1,899,936	170,272
	Equity Residential	2,236,662	155,090
	SBA Communications Corp.	696,606	136,744
	Ventas Inc.	2,626,824	134,651
	Weyerhaeuser Co.	4,723,500	134,100
	Invitation Homes Inc.	3,735,055	134,051
	Alexandria Real Estate Equities Inc.	1,020,956	119,421
	Essex Property Trust Inc.	416,727	113,433
	Mid-America Apartment Communities Inc.	757,233	107,989
	Healthpeak Properties Inc.	4,570,815	89,588
	Kimco Realty Corp.	4,326,920	84,202
	Host Hotels & Resorts Inc.	4,566,628	82,108
	UDR Inc.	1,964,868	80,854
	Camden Property Trust	691,752	75,477
	Regency Centers Corp.	1,066,875	66,360
	Boston Properties Inc.	935,209	57,571
	Federal Realty Investment Trust	483,013	48,770
			6,401,181
Utilities (2.3%)
	NextEra Energy Inc.	13,323,102	943,409
	Southern Co.	7,089,939	549,967
	Duke Energy Corp.	5,004,058	501,557
	Constellation Energy Corp.	2,044,198	409,392
	Sempra	4,103,480	312,111
	American Electric Power Co. Inc.	3,418,187	299,912
	Dominion Energy Inc.	5,436,036	266,366
	PG&E Corp.	13,860,633	242,007
	Public Service Enterprise Group Inc.	3,228,724	237,957
	Exelon Corp.	6,484,922	224,443
	Consolidated Edison Inc.	2,241,706	200,453
	Xcel Energy Inc.	3,603,130	192,443
	Vistra Corp.	2,119,541	182,238
	Edison International	2,494,255	179,112
	American Water Works Co. Inc.	1,263,048	163,135
	WEC Energy Group Inc.	2,049,815	160,828
	DTE Energy Co.	1,343,169	149,105
	Entergy Corp.	1,384,497	148,141
	PPL Corp.	4,786,362	132,343
	Eversource Energy	2,283,916	129,521
	FirstEnergy Corp.	3,358,978	128,548
	CenterPoint Energy Inc.	4,148,784	128,529
	Ameren Corp.	1,728,217	122,893
	CMS Energy Corp.	1,937,391	115,333
	Atmos Energy Corp.	978,011	114,085
	NRG Energy Inc.	1,351,271	105,210
	Alliant Energy Corp.	1,661,078	84,549
	NiSource Inc.	2,905,046	83,694
	AES Corp.	4,604,902	80,908
	Evergy Inc.	1,492,009	79,032
	Pinnacle West Capital Corp.	737,941	56,364
			6,723,585
Total Common Stocks (Cost $87,955,479)			297,174,220
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.380% (Cost $266,550)	2,665,815	266,555
Total Investments (100.0%) (Cost $88,222,029)			297,440,775
Other Assets and Liabilities—Net (0.0%)			(572)
Net Assets (100%)			297,440,203
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,041,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,277,000 was received for securities on loan.
8

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	1,200	331,290	(1,417)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	8/29/25	BANA	92,726	(6.030)	156	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Institutional Index Fund
Statement of Assets and Liabilities
As of June 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $87,955,479)	297,174,220
Affiliated Issuers (Cost $266,550)	266,555
Total Investments in Securities	297,440,775
Investment in Vanguard	8,512
Cash Collateral Pledged—Futures Contracts	13,660
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,980
Receivables for Investment Securities Sold	689,151
Receivables for Accrued Income	153,099
Receivables for Capital Shares Issued	120,699
Unrealized Appreciation—Over-the-Counter Swap Contracts	156
Total Assets	298,428,032
Liabilities
Due to Custodian	2,437
Payables for Investment Securities Purchased	1,731
Collateral for Securities on Loan	7,277
Payables for Capital Shares Redeemed	910,076
Payables for Distributions	61,680
Payables to Vanguard	3,208
Variation Margin Payable—Futures Contracts	1,420
Total Liabilities	987,829
Net Assets	297,440,203
1 Includes $7,041,000 of securities on loan.
At June 30, 2024, net assets consisted of:

Paid-in Capital	82,468,938
Total Distributable Earnings (Loss)	214,971,265
Net Assets	297,440,203

Institutional Shares—Net Assets
Applicable to 274,138,185 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	123,152,816
Net Asset Value Per Share—Institutional Shares	$449.24

Institutional Plus Shares—Net Assets
Applicable to 387,973,256 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	174,287,387
Net Asset Value Per Share—Institutional Plus Shares	$449.23

See accompanying Notes, which are an integral part of the Financial Statements.
10

Institutional Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	1,963,563
Interest[2]	12,984
Securities Lending—Net	549
Total Income	1,977,096
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,480
Management and Administrative—Institutional Shares	17,606
Management and Administrative—Institutional Plus Shares	11,801
Marketing and Distribution—Institutional Shares	1,541
Marketing and Distribution—Institutional Plus Shares	2,376
Custodian Fees	516
Shareholders’ Reports—Institutional Shares	205
Shareholders’ Reports—Institutional Plus Shares	395
Trustees’ Fees and Expenses	81
Other Expenses	8
Total Expenses	37,009
Expenses Paid Indirectly	(40)
Net Expenses	36,969
Net Investment Income	1,940,127
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	5,742,964
Futures Contracts	89,707
Swap Contracts	13,353
Realized Net Gain (Loss)	5,846,024
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	32,347,118
Futures Contracts	(534)
Swap Contracts	(175)
Change in Unrealized Appreciation (Depreciation)	32,346,409
Net Increase (Decrease) in Net Assets Resulting from Operations	40,132,560
1	Dividends are net of foreign withholding taxes of $514,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,128,000, $55,000, and $8,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $4,466,872,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Institutional Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,940,127	3,980,004
Realized Net Gain (Loss)	5,846,024	9,673,017
Change in Unrealized Appreciation (Depreciation)	32,346,409	43,478,271
Net Increase (Decrease) in Net Assets Resulting from Operations	40,132,560	57,131,292
Distributions
Institutional Shares	(1,170,038)	(3,349,231)
Institutional Plus Shares	(1,649,833)	(4,569,458)
Total Distributions	(2,819,871)	(7,918,689)
Capital Share Transactions
Institutional Shares	(4,844,029)	(4,730,454)
Institutional Plus Shares	(443,754)	(4,544,221)
Net Increase (Decrease) from Capital Share Transactions	(5,287,783)	(9,274,675)
Total Increase (Decrease)	32,024,906	39,937,928
Net Assets
Beginning of Period	265,415,297	225,477,369
End of Period	297,440,203	265,415,297

See accompanying Notes, which are an integral part of the Financial Statements.
12

Institutional Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$393.48	$321.63	$405.79	$331.47	$290.23	$227.55
Investment Operations
Net Investment Income[1]	2.878	5.793	5.515	5.048	5.261	5.203
Net Realized and Unrealized Gain (Loss) on Investments	57.089	77.739	(78.817)	88.637	46.122	65.746
Total from Investment Operations	59.967	83.532	(73.302)	93.685	51.383	70.949
Distributions
Dividends from Net Investment Income	(3.020)	(5.801)	(5.584)	(5.199)	(5.273)	(5.550)
Distributions from Realized Capital Gains	(1.187)	(5.881)	(5.274)	(14.166)	(4.870)	(2.719)
Total Distributions	(4.207)	(11.682)	(10.858)	(19.365)	(10.143)	(8.269)
Net Asset Value, End of Period	$449.24	$393.48	$321.63	$405.79	$331.47	$290.23
Total Return	15.27%	26.24%	-18.14%	28.67%	18.39%	31.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$123,153	$112,347	$96,179	$128,441	$119,012	$116,814
Ratio of Total Expenses to Average Net Assets	0.035%[2]	0.035%[2]	0.035%[2]	0.035%	0.035%	0.035%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.62%	1.58%	1.35%	1.83%	1.98%
Portfolio Turnover Rate[3]	1%	3%	3%	3%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Institutional Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$393.47	$321.62	$405.80	$331.48	$290.25	$227.57
Investment Operations
Net Investment Income[1]	2.911	5.844	5.563	5.117	5.310	5.252
Net Realized and Unrealized Gain (Loss) on Investments	57.088	77.742	(78.832)	88.627	46.108	65.739
Total from Investment Operations	59.999	83.586	(73.269)	93.744	51.418	70.991
Distributions
Dividends from Net Investment Income	(3.052)	(5.855)	(5.637)	(5.256)	(5.318)	(5.592)
Distributions from Realized Capital Gains	(1.187)	(5.881)	(5.274)	(14.168)	(4.870)	(2.719)
Total Distributions	(4.239)	(11.736)	(10.911)	(19.424)	(10.188)	(8.311)
Net Asset Value, End of Period	$449.23	$393.47	$321.62	$405.80	$331.48	$290.25
Total Return	15.28%	26.26%	-18.13%	28.69%	18.41%	31.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$174,287	$153,068	$129,299	$176,415	$142,174	$125,359
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%[2]	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.63%	1.60%	1.37%	1.84%	1.99%
Portfolio Turnover Rate[3]	1%	3%	3%	3%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Institutional Index Fund
Notes to Financial Statements
Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
15

Institutional Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.  Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $8,512,000, representing less than 0.01% of the fund’s net assets and 3.40% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $40,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
16

Institutional Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	297,174,220	—	—	297,174,220
Temporary Cash Investments	266,555	—	—	266,555
Total	297,440,775	—	—	297,440,775
Derivative Financial Instruments
Assets
Swap Contracts	—	156	—	156
Liabilities
Futures Contracts[1]	1,417	—	—	1,417
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	88,299,588
Gross Unrealized Appreciation	214,398,948
Gross Unrealized Depreciation	(5,259,178)
Net Unrealized Appreciation (Depreciation)	209,139,770
F.	During the six months ended June 30, 2024, the fund purchased $3,749,858,000 of investment securities and sold $4,050,446,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $332,597,000 and $5,889,456,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were  $100,244,000 and sales were $264,939,000, resulting in net realized gain of $36,157,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	8,071,052	19,175	12,749,427	35,675
Issued in Lieu of Cash Distributions	1,068,515	2,443	3,061,340	8,289
Redeemed	(13,983,596)	(33,001)	(20,541,221)	(57,477)
Net Increase (Decrease)—Institutional Shares	(4,844,029)	(11,383)	(4,730,454)	(13,513)
Institutional Plus Shares
Issued	14,153,480	33,531	18,059,339	50,486
Issued in Lieu of Cash Distributions	1,593,600	3,642	4,394,955	11,898
Redeemed	(16,190,834)	(38,221)	(26,998,515)	(75,384)
Net Increase (Decrease)—Institutional Plus Shares	(443,754)	(1,048)	(4,544,221)	(13,000)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially
17

Institutional Index Fund
larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q942 082024
18

Financial Statements
For the six-months ended June 30, 2024
Vanguard Institutional Total Stock Market Index Fund

Contents
Financial Statements	1

Institutional Total Stock Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.7%)
	Linde plc	295,526	129,680
	Freeport-McMoRan Inc.	879,472	42,742
	Ecolab Inc.	157,387	37,458
	Air Products and Chemicals Inc.	136,091	35,118
	Newmont Corp. (XNYS)	709,283	29,698
	Nucor Corp.	146,942	23,229
	Fastenal Co.	350,705	22,038
	LyondellBasell Industries NV Class A	159,923	15,298
	International Flavors & Fragrances Inc.	157,656	15,010
	Steel Dynamics Inc.	92,158	11,934
	Avery Dennison Corp.	49,030	10,720
	Reliance Inc.	35,467	10,129
	International Paper Co.	212,758	9,181
	Celanese Corp.	66,972	9,034
	CF Industries Holdings Inc.	112,724	8,355
	Albemarle Corp.	72,016	6,879
	Eastman Chemical Co.	70,217	6,879
	Mosaic Co.	198,170	5,727
	Royal Gold Inc.	40,138	5,024
*	RBC Bearings Inc.	17,867	4,820
	United States Steel Corp.	123,759	4,678
*	Cleveland-Cliffs Inc.	294,638	4,535
	FMC Corp.	76,533	4,405
	Alcoa Corp.	109,855	4,370
	UFP Industries Inc.	35,825	4,012
	Commercial Metals Co.	72,226	3,972
	Mueller Industries Inc.	66,307	3,776
	Element Solutions Inc.	133,756	3,628
	Westlake Corp.	23,911	3,463
	Olin Corp.	73,152	3,449
*	Valvoline Inc.	79,134	3,419
	Hexcel Corp.	51,167	3,195
	Carpenter Technology Corp.	28,900	3,167
	Timken Co.	39,460	3,162
	Cabot Corp.	34,376	3,159
	Balchem Corp.	19,944	3,070
	Boise Cascade Co.	24,007	2,862
	Ashland Inc.	29,531	2,790
	Avient Corp.	57,241	2,499
	Huntsman Corp.	102,411	2,332
*	Arcadium Lithium plc	672,600	2,260
	NewMarket Corp.	4,381	2,259
	Chemours Co.	92,192	2,081
	Sensient Technologies Corp.	26,390	1,958
	Innospec Inc.	15,581	1,926
	Hecla Mining Co.	360,898	1,750
	Scotts Miracle-Gro Co.	26,239	1,707
	Minerals Technologies Inc.	20,406	1,697
*	Uranium Energy Corp.	254,555	1,530
	Sylvamo Corp.	20,900	1,434
	Materion Corp.	12,957	1,401
	Quaker Chemical Corp.	8,204	1,392
*	Coeur Mining Inc.	225,805	1,269
	Tronox Holdings plc	75,170	1,179
	Stepan Co.	13,464	1,130
	Hawkins Inc.	11,255	1,024
*	Ingevity Corp.	23,203	1,014
*	MP Materials Corp.	78,175	995
	Kaiser Aluminum Corp.	9,610	845
	Worthington Steel Inc.	22,624	755

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	US Silica Holdings Inc.	45,777	707
*	Ecovyst Inc.	65,579	588
	Mativ Holdings Inc.	33,732	572
*	Century Aluminum Co.	33,186	556
*,1	Energy Fuels Inc.	91,278	553
	Koppers Holdings Inc.	12,916	478
*	Metallus Inc.	23,555	477
	Haynes International Inc.	7,434	436
*	Clearwater Paper Corp.	8,983	435
	AdvanSix Inc.	16,868	387
	Ryerson Holding Corp.	17,500	341
	Olympic Steel Inc.	6,815	306
*	LSB Industries Inc.	36,144	296
*	Ur-Energy Inc.	179,872	252
	Compass Minerals International Inc.	23,894	247
*	Northwest Pipe Co.	6,740	229
	Omega Flex Inc.	4,464	229
*	Rayonier Advanced Materials Inc.	41,933	228
	Radius Recycling Inc.	14,609	223
*	Universal Stainless & Alloy Products Inc.	6,243	171
*	LanzaTech Global Inc.	84,607	157
	American Vanguard Corp.	16,868	145
*	Intrepid Potash Inc.	5,156	121
*	Piedmont Lithium Inc.	12,140	121
*	GrafTech International Ltd.	121,599	118
	Eastern Co.	4,068	104
*	Contango ORE Inc.	5,757	104
*	Tredegar Corp.	20,212	97
	FutureFuel Corp.	17,913	92
*	ASP Isotopes Inc.	27,548	84
*	Dakota Gold Corp.	31,722	81
*	NN Inc.	23,764	71
*	Origin Materials Inc.	68,152	61
*	Alto Ingredients Inc.	40,777	59
*	Unifi Inc.	8,861	52
*	Perma-Pipe International Holdings Inc.	5,795	52
*	Culp Inc.	10,134	45
*,1	American Battery Technology Co.	33,615	42
*	US Gold Corp.	8,013	41
*	Glatfelter Corp.	29,576	41
	Northern Technologies International Corp.	2,390	40
*	Idaho Strategic Resources Inc.	2,876	28
*,1	Hycroft Mining Holding Corp.	11,072	27
	Friedman Industries Inc.	1,678	25
	United-Guardian Inc.	2,129	19
*	Ascent Industries Co.	1,863	18
*	CPS Technologies Corp.	9,761	17
*	Gold Resource Corp.	39,412	15
*	Ampco-Pittsburgh Corp.	12,799	10
			548,100
Consumer Discretionary (13.7%)
*	Amazon.com Inc.	5,750,598	1,111,303
*	Tesla Inc.	1,664,158	329,304
	Costco Wholesale Corp.	272,370	231,512
	Home Depot Inc.	608,738	209,552
	Walmart Inc.	2,724,426	184,471
*	Netflix Inc.	264,557	178,544
	McDonald's Corp.	442,758	112,832
	Walt Disney Co.	1,119,053	111,111
*	Uber Technologies Inc.	1,217,054	88,455
	Booking Holdings Inc.	20,812	82,447
	Lowe's Cos. Inc.	349,315	77,010
	TJX Cos. Inc.	695,380	76,561
	NIKE Inc. Class B	742,753	55,981
	Starbucks Corp.	694,377	54,057
*	Chipotle Mexican Grill Inc.	842,450	52,780
	Target Corp.	282,708	41,852
*	O'Reilly Automotive Inc.	36,103	38,127
*	Airbnb Inc. Class A	243,076	36,858

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Marriott International Inc. Class A	139,861	33,814
	Hilton Worldwide Holdings Inc.	153,653	33,527
	General Motors Co.	698,563	32,455
*	AutoZone Inc.	10,594	31,402
	Ford Motor Co.	2,402,614	30,129
	Ross Stores Inc.	206,232	29,970
*	Copart Inc.	529,462	28,676
*	Trade Desk Inc. Class A	272,252	26,591
	DR Horton Inc.	182,149	25,670
	Yum! Brands Inc.	173,105	22,929
	Electronic Arts Inc.	163,575	22,791
*	Royal Caribbean Cruises Ltd.	134,719	21,478
	Lennar Corp. Class A	140,432	21,047
*	Lululemon Athletica Inc.	70,038	20,920
	Delta Air Lines Inc.	396,827	18,825
	Tractor Supply Co.	65,765	17,757
	Dollar General Corp.	134,129	17,736
	eBay Inc.	311,824	16,751
*	Take-Two Interactive Software Inc.	100,475	15,623
	Garmin Ltd.	93,934	15,304
*	Deckers Outdoor Corp.	15,668	15,166
	Estee Lauder Cos. Inc. Class A	136,195	14,491
	PulteGroup Inc.	126,826	13,964
*	NVR Inc.	1,819	13,804
*	Dollar Tree Inc.	127,984	13,665
	Genuine Parts Co.	85,600	11,840
*	Aptiv plc	167,464	11,793
*	Carnival Corp.	621,895	11,642
*	Roblox Corp. Class A	310,418	11,551
*	Ulta Beauty Inc.	29,414	11,350
	Williams-Sonoma Inc.	39,175	11,062
	Domino's Pizza Inc.	21,407	11,053
	Darden Restaurants Inc.	72,507	10,972
	Omnicom Group Inc.	120,094	10,772
	Southwest Airlines Co.	370,135	10,590
*	DraftKings Inc. Class A	268,626	10,253
*	Warner Bros Discovery Inc.	1,364,537	10,152
	Las Vegas Sands Corp.	228,466	10,110
	Best Buy Co. Inc.	119,166	10,045
*	Expedia Group Inc.	78,133	9,844
*	United Airlines Holdings Inc.	201,773	9,818
*	Burlington Stores Inc.	39,355	9,445
*	Live Nation Entertainment Inc.	100,311	9,403
*	Liberty Media Corp. - Liberty Formula One Class C	123,489	8,871
	Rollins Inc.	179,485	8,757
	RB Global Inc. (XTSE)	113,136	8,639
*	Carvana Co.	65,001	8,367
	Wingstop Inc.	18,157	7,674
	News Corp. Class A	270,143	7,448
	Dick's Sporting Goods Inc.	34,129	7,333
	Toll Brothers Inc.	63,487	7,312
*	BJ's Wholesale Club Holdings Inc.	82,105	7,212
*	CarMax Inc.	96,665	7,089
	Texas Roadhouse Inc.	41,028	7,045
*	e.l.f. Beauty Inc.	32,851	6,922
	Pool Corp.	22,471	6,906
	LKQ Corp.	164,364	6,836
	Interpublic Group of Cos. Inc.	226,969	6,603
*,1	Rivian Automotive Inc. Class A	491,130	6,591
*	MGM Resorts International	144,437	6,419
*	Floor & Decor Holdings Inc. Class A	62,604	6,223
	Tapestry Inc.	142,170	6,083
	Service Corp. International	85,252	6,064
*	Light & Wonder Inc.	55,079	5,777
	Churchill Downs Inc.	40,434	5,645
*	Skechers USA Inc. Class A	81,341	5,622
*	Abercrombie & Fitch Co. Class A	31,490	5,600
	Aramark	161,820	5,505
	Bath & Body Works Inc.	137,756	5,379
	Murphy USA Inc.	11,404	5,354

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Wynn Resorts Ltd.	59,018	5,282
*	Crocs Inc.	35,384	5,164
*	Caesars Entertainment Inc.	127,655	5,073
*	Norwegian Cruise Line Holdings Ltd.	262,478	4,932
	New York Times Co. Class A	95,752	4,903
	Tempur Sealy International Inc.	102,413	4,848
*	GameStop Corp. Class A	194,905	4,812
	Fox Corp. Class A	139,202	4,784
	Hasbro Inc.	80,821	4,728
	H&R Block Inc.	86,932	4,714
	Gentex Corp.	136,856	4,613
*	American Airlines Group Inc.	405,484	4,594
	TKO Group Holdings Inc.	42,360	4,574
*	Duolingo Inc.	21,787	4,546
	BorgWarner Inc. (XNYS)	139,257	4,490
	Lithia Motors Inc.	17,060	4,307
*	Etsy Inc.	71,946	4,243
	Vail Resorts Inc.	23,453	4,225
*	Planet Fitness Inc. Class A	54,351	4,000
	Hyatt Hotels Corp. Class A	26,066	3,960
*	Bright Horizons Family Solutions Inc.	35,649	3,924
*	Cava Group Inc.	42,197	3,914
	Ralph Lauren Corp.	22,342	3,911
	U-Haul Holding Co.	65,152	3,910
	Lear Corp.	32,569	3,720
	Wyndham Hotels & Resorts Inc.	50,197	3,715
*	Ollie's Bargain Outlet Holdings Inc.	37,627	3,694
	PVH Corp.	34,545	3,657
	Gap Inc.	149,656	3,575
*	Five Below Inc.	32,658	3,559
	Paramount Global Class B	333,585	3,466
*	Mattel Inc.	211,291	3,436
*	SiteOne Landscape Supply Inc.	28,025	3,403
	Meritage Homes Corp.	21,014	3,401
	Whirlpool Corp.	33,161	3,389
	Macy's Inc.	171,009	3,283
	Nexstar Media Group Inc.	19,181	3,184
*	AutoNation Inc.	19,777	3,152
*	Alaska Air Group Inc.	77,205	3,119
*	Taylor Morrison Home Corp.	56,058	3,108
*	Wayfair Inc. Class A	56,662	2,988
*	Lyft Inc. Class A	206,866	2,917
	VF Corp.	215,971	2,916
	Thor Industries Inc.	30,724	2,871
*	Asbury Automotive Group Inc.	12,195	2,779
	KB Home	38,734	2,718
	Polaris Inc.	32,847	2,572
*	Grand Canyon Education Inc.	18,080	2,530
	Harley-Davidson Inc.	75,198	2,522
	Warner Music Group Corp. Class A	78,165	2,396
	Academy Sports & Outdoors Inc.	44,961	2,394
	Lennar Corp. Class B	17,145	2,391
*	Boot Barn Holdings Inc.	18,469	2,381
	Fox Corp. Class B	74,071	2,372
*	Dutch Bros Inc. Class A	56,945	2,358
*	Capri Holdings Ltd.	71,188	2,355
	Signet Jewelers Ltd.	26,130	2,341
	Kontoor Brands Inc.	35,088	2,321
	Endeavor Group Holdings Inc. Class A	85,608	2,314
	Group 1 Automotive Inc.	7,766	2,309
	Advance Auto Parts Inc.	36,347	2,302
	Boyd Gaming Corp.	40,549	2,234
*	RH	9,113	2,228
	American Eagle Outfitters Inc.	109,169	2,179
*	Coty Inc. Class A	216,958	2,174
*	Skyline Champion Corp.	31,926	2,163
*	Liberty Media Corp. - Liberty SiriusXM Class C	96,004	2,127
*	Shake Shack Inc. Class A	23,581	2,122
*	Madison Square Garden Sports Corp.	11,101	2,088
*	Goodyear Tire & Rubber Co.	179,515	2,038

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Tri Pointe Homes Inc.	54,639	2,035
*	Brinker International Inc.	27,297	1,976
*	YETI Holdings Inc.	51,254	1,955
*	M/I Homes Inc.	15,963	1,950
[1]	Choice Hotels International Inc.	16,164	1,924
*	SkyWest Inc.	23,344	1,916
	Travel & Leisure Co.	41,485	1,866
*	Penn Entertainment Inc.	96,230	1,863
	Penske Automotive Group Inc.	12,395	1,847
	Wendy's Co.	108,728	1,844
	Steven Madden Ltd.	43,504	1,840
*	Visteon Corp.	17,133	1,828
*	Hilton Grand Vacations Inc.	45,012	1,820
*	Chewy Inc. Class A	66,488	1,811
	Red Rock Resorts Inc. Class A	31,807	1,747
	Rush Enterprises Inc. Class A	41,682	1,745
*	Stride Inc.	24,706	1,742
*	Cavco Industries Inc.	4,962	1,718
*	Sweetgreen Inc. Class A	55,986	1,687
	Marriott Vacations Worldwide Corp.	19,144	1,672
*	Urban Outfitters Inc.	40,742	1,672
	LCI Industries	15,339	1,586
*	frontdoor Inc.	46,522	1,572
	Newell Brands Inc.	242,125	1,552
	Columbia Sportswear Co.	19,511	1,543
	Strategic Education Inc.	13,870	1,535
*	ACV Auctions Inc. Class A	84,021	1,533
*	Cinemark Holdings Inc.	70,342	1,521
*,1	Lucid Group Inc.	582,504	1,520
	Kohl's Corp.	65,596	1,508
	Century Communities Inc.	18,150	1,482
	Foot Locker Inc.	59,373	1,480
*	Dorman Products Inc.	16,161	1,478
*	Adtalem Global Education Inc.	21,638	1,476
	Six Flags Entertainment Corp.	44,274	1,467
	TEGNA Inc.	101,507	1,415
*	Helen of Troy Ltd.	15,115	1,402
	Laureate Education Inc.	92,051	1,375
	Graham Holdings Co. Class B	1,924	1,346
	Carter's Inc.	21,216	1,315
*	Topgolf Callaway Brands Corp.	85,773	1,312
	HNI Corp.	28,450	1,281
	Inter Parfums Inc.	11,036	1,281
	Nordstrom Inc.	59,135	1,255
*	Fox Factory Holding Corp.	25,770	1,242
	PriceSmart Inc.	15,143	1,230
	MillerKnoll Inc.	45,924	1,217
*	Liberty Media Corp. - Liberty SiriusXM Class A	54,695	1,212
*	Vista Outdoor Inc.	32,023	1,206
*	JetBlue Airways Corp.	196,445	1,196
*	United Parks & Resorts Inc.	21,887	1,189
*	Liberty Media Corp. - Liberty Live Class C	30,823	1,180
	Phinia Inc.	29,196	1,149
*	Under Armour Inc. Class C	174,111	1,137
	Cheesecake Factory Inc.	28,747	1,129
*	Sonos Inc.	76,371	1,127
*	Green Brick Partners Inc.	19,597	1,122
	Acushnet Holdings Corp.	17,591	1,117
*	LGI Homes Inc.	12,308	1,101
*	TripAdvisor Inc.	60,574	1,079
*	Central Garden & Pet Co. Class A	32,611	1,077
*	Lions Gate Entertainment Corp. Class B	125,681	1,077
	Levi Strauss & Co. Class A	55,544	1,071
*	OPENLANE Inc.	64,417	1,069
	John Wiley & Sons Inc. Class A	25,856	1,052
*,1	QuantumScape Corp.	213,645	1,051
	Avis Budget Group Inc.	9,886	1,033
	Bloomin' Brands Inc.	52,858	1,016
*	Hanesbrands Inc.	199,421	983
	La-Z-Boy Inc.	26,319	981

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Dana Inc.	80,886	980
	Upbound Group Inc.	31,327	962
*	Atlanta Braves Holdings Inc. Class C	24,105	951
	Papa John's International Inc.	19,988	939
*	Gentherm Inc.	18,675	921
	Leggett & Platt Inc.	80,381	921
	Winnebago Industries Inc.	16,977	920
*,1	AMC Entertainment Holdings Inc. Class A	184,139	917
	Oxford Industries Inc.	9,144	916
	News Corp. Class B	32,070	910
	PROG Holdings Inc.	26,049	903
	Worthington Enterprises Inc.	18,783	889
*	Knowles Corp.	50,767	876
*	Victoria's Secret & Co.	49,560	876
	Dillard's Inc. Class A	1,964	865
*	Liberty Media Corp. - Liberty Formula One Class A	13,465	865
*	Life Time Group Holdings Inc.	44,667	841
*	Dave & Buster's Entertainment Inc.	20,659	822
*	PowerSchool Holdings Inc. Class A	36,418	815
*	ODP Corp.	20,107	790
*	Arlo Technologies Inc.	60,161	785
	Perdoceo Education Corp.	36,554	783
*	Madison Square Garden Entertainment Corp.	22,274	762
*	Cars.com Inc.	36,824	725
*	Sally Beauty Holdings Inc.	66,365	712
*	G-III Apparel Group Ltd.	25,184	682
	Buckle Inc.	18,184	672
*	Peloton Interactive Inc. Class A	198,661	671
	Wolverine World Wide Inc.	49,531	670
	Caleres Inc.	19,708	662
*	National Vision Holdings Inc.	50,192	657
	Steelcase Inc. Class A	50,143	650
*	Integral Ad Science Holding Corp.	64,456	627
	Winmark Corp.	1,773	625
*	Sabre Corp.	233,836	624
*	Sphere Entertainment Co.	17,772	623
	Hibbett Inc.	6,714	586
	Jack in the Box Inc.	11,468	584
	Monarch Casino & Resort Inc.	8,572	584
	Cracker Barrel Old Country Store Inc.	13,751	580
*	Emerald Holding Inc.	97,407	554
	Arhaus Inc.	31,990	542
*	Beazer Homes USA Inc.	19,462	535
	Krispy Kreme Inc.	49,383	531
*	Udemy Inc.	60,166	519
*	XPEL Inc.	14,409	512
*	QuinStreet Inc.	30,661	509
*	Coursera Inc.	70,350	504
*	Vizio Holding Corp. Class A	46,150	498
*	BJ's Restaurants Inc.	14,301	496
*	American Axle & Manufacturing Holdings Inc.	69,735	487
	Allegiant Travel Co.	9,682	486
	Sturm Ruger & Co. Inc.	11,643	485
	Matthews International Corp. Class A	18,719	469
	Interface Inc.	31,878	468
*	Driven Brands Holdings Inc.	36,446	464
*	Figs Inc. Class A	86,234	460
*	Leslie's Inc.	109,336	458
*	MarineMax Inc.	13,867	449
*	Universal Technical Institute Inc.	28,568	449
*	Sun Country Airlines Holdings Inc.	35,766	449
	Scholastic Corp.	12,551	445
*	Liberty Media Corp. - Liberty Live Class A	11,809	443
	Camping World Holdings Inc. Class A	24,499	438
	Sonic Automotive Inc. Class A	7,996	436
*	Mister Car Wash Inc.	61,026	435
*	Everi Holdings Inc.	51,611	434
	Golden Entertainment Inc.	13,940	434
*	Hovnanian Enterprises Inc. Class A	3,034	431
*	Gannett Co. Inc.	92,841	428

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Rush Street Interactive Inc.	44,227	424
	A-Mark Precious Metals Inc.	12,790	414
*	Thryv Holdings Inc.	23,177	413
*	Under Armour Inc. Class A	61,381	409
	Shoe Carnival Inc.	10,993	406
	Ethan Allen Interiors Inc.	14,296	399
	Monro Inc.	16,538	395
*	Revolve Group Inc.	24,719	393
*	Accel Entertainment Inc.	37,779	388
*	Malibu Boats Inc. Class A	10,856	380
*	Beyond Inc.	28,924	378
*	Viad Corp.	11,068	376
*	Dream Finders Homes Inc. Class A	14,389	372
[1]	Sirius XM Holdings Inc.	127,877	362
*	Daily Journal Corp.	910	359
*	Portillo's Inc. Class A	36,901	359
*	Hawaiian Holdings Inc.	28,620	356
	Dine Brands Global Inc.	9,545	346
*	Instructure Holdings Inc.	14,780	346
*	Stagwell Inc.	50,745	346
	Smith & Wesson Brands Inc.	23,838	342
	Standard Motor Products Inc.	12,263	340
	Sinclair Inc.	25,334	338
*,1	Luminar Technologies Inc.	225,628	336
*	Liquidity Services Inc.	16,476	329
*	First Watch Restaurant Group Inc.	18,633	327
	Guess? Inc.	15,941	325
*	Corsair Gaming Inc.	24,202	267
*	Clean Energy Fuels Corp.	98,828	264
*	Hertz Global Holdings Inc.	74,402	263
*	Stoneridge Inc.	16,348	261
*	Chuy's Holdings Inc.	9,819	255
*	Xponential Fitness Inc. Class A	16,251	254
	Gray Television Inc.	47,907	249
*	Eastman Kodak Co.	46,125	248
	Build-A-Bear Workshop Inc.	9,693	245
	Movado Group Inc.	9,824	244
[1]	Spirit Airlines Inc.	66,032	242
[1]	Bowlero Corp. Class A	16,633	241
*	Clear Channel Outdoor Holdings Inc.	170,536	240
*	PlayAGS Inc.	20,364	234
	RCI Hospitality Holdings Inc.	5,337	232
*,1	Atlanta Braves Holdings Inc. Class A	5,601	231
	Global Industrial Co.	7,143	224
	Arko Corp.	35,346	222
*	MasterCraft Boat Holdings Inc.	11,512	217
*	Boston Omaha Corp. Class A	16,034	216
*	Genesco Inc.	8,265	214
*	AMC Networks Inc. Class A	22,019	213
	Carriage Services Inc.	7,790	209
*	Kura Sushi USA Inc. Class A	3,313	209
*	Chegg Inc.	65,563	207
*	Stitch Fix Inc. Class A	49,885	207
	Cricut Inc. Class A	33,927	203
*	Lovesac Co.	8,584	194
*	Cardlytics Inc.	23,521	193
	Designer Brands Inc. Class A	28,114	192
	Haverty Furniture Cos. Inc.	7,606	192
*	Funko Inc. Class A	19,445	190
*	America's Car-Mart Inc.	3,116	188
*	Savers Value Village Inc.	15,252	187
*	Legacy Housing Corp.	8,091	186
*	Petco Health & Wellness Co. Inc.	48,490	183
*	Denny's Corp.	25,676	182
*	Zumiez Inc.	9,299	181
*	American Public Education Inc.	10,243	180
*	Blink Charging Co.	64,030	175
	Rocky Brands Inc.	4,700	174
*,1	Wheels Up Experience Inc.	91,738	173
*	European Wax Center Inc. Class A	17,243	171

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Central Garden & Pet Co.	4,329	167
*	National CineMedia Inc.	37,849	166
*	Lindblad Expeditions Holdings Inc.	16,999	164
*	1-800-Flowers.com Inc. Class A	17,186	164
*	RealReal Inc.	50,990	163
*	OneWater Marine Inc. Class A	5,707	157
	Aaron's Co. Inc.	15,679	156
	Superior Group of Cos. Inc.	8,115	153
*	Cooper-Standard Holdings Inc.	12,170	151
*	Potbelly Corp.	18,626	150
*	Tile Shop Holdings Inc.	21,533	149
*	El Pollo Loco Holdings Inc.	13,066	148
*	Frontier Group Holdings Inc.	30,112	148
*	Lands' End Inc.	10,722	146
*	Lincoln Educational Services Corp.	12,041	143
	J Jill Inc.	4,048	142
*	Turtle Beach Corp.	9,825	141
*	iRobot Corp.	15,362	140
	Weyco Group Inc.	4,601	140
*	Qurate Retail Inc. Series A	218,621	138
*	Holley Inc.	38,592	138
*	Smith Douglas Homes Corp.	5,788	135
*	Bally's Corp.	11,080	133
	Johnson Outdoors Inc. Class A	3,738	131
*	Vera Bradley Inc.	20,924	131
	Lakeland Industries Inc.	5,727	131
*	Sleep Number Corp.	13,558	130
*	Citi Trends Inc.	6,019	128
	Virco Mfg. Corp.	9,017	126
*	EW Scripps Co. Class A	38,350	120
*	Destination XL Group Inc.	33,041	120
	Flexsteel Industries Inc.	3,767	117
*	GoPro Inc. Class A	79,577	113
*	Biglari Holdings Inc. Class A	123	112
	Clarus Corp.	16,171	109
	Hamilton Beach Brands Holding Co. Class A	6,357	109
	Nathan's Famous Inc.	1,529	104
	Acme United Corp.	2,967	104
	Hooker Furnishings Corp.	7,095	103
	Escalade Inc.	7,190	99
*	Tilly's Inc. Class A	16,337	99
*	Playstudios Inc.	47,290	98
*	SES AI Corp.	77,778	97
*	Full House Resorts Inc.	19,223	96
	Townsquare Media Inc. Class A	8,775	96
*	Outbrain Inc.	19,238	96
*	American Outdoor Brands Inc.	10,588	95
*	Angi Inc.	48,255	93
	Bassett Furniture Industries Inc.	6,220	88
	Marcus Corp.	7,682	87
*	AMMO Inc.	51,858	87
*	Landsea Homes Corp.	9,306	86
*	BARK Inc.	47,471	86
	LiveOne Inc.	54,945	86
*	Universal Electronics Inc.	7,274	85
	Lifetime Brands Inc.	9,682	83
*	Latham Group Inc.	26,897	82
*	ContextLogic Inc. Class A	13,827	79
*	Red Robin Gourmet Burgers Inc.	10,252	78
*	Strattec Security Corp.	2,980	75
*	Motorcar Parts of America Inc.	11,829	73
*	iHeartMedia Inc. Class A	67,024	73
	Marine Products Corp.	7,169	72
*	Superior Industries International Inc.	21,922	71
*	Mondee Holdings Inc.	28,801	69
	Entravision Communications Corp. Class A	33,461	68
*	Mesa Air Group Inc.	38,440	66
*	JAKKS Pacific Inc.	3,681	66
	Cato Corp. Class A	11,392	63
*	Century Casinos Inc.	21,934	61

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	ONE Group Hospitality Inc.	14,056	60
*,1	Vuzix Corp.	43,358	59
*	WW International Inc.	50,419	59
*	Solo Brands Inc. Class A	24,888	57
*	Gaia Inc.	11,846	52
	Canterbury Park Holding Corp.	2,370	52
*	ThredUP Inc. Class A	30,263	51
*	Sportsman's Warehouse Holdings Inc.	20,831	50
	Big 5 Sporting Goods Corp.	15,749	47
*	Noodles & Co.	29,201	46
*	Fossil Group Inc.	31,352	45
*	Tupperware Brands Corp.	32,267	45
*	Nerdy Inc.	26,054	44
	NL Industries Inc.	7,172	43
*	Red Cat Holdings Inc.	36,630	42
*	Duluth Holdings Inc. Class B	10,724	40
*	Purple Innovation Inc.	37,652	39
*	RumbleON Inc. Class B	9,093	37
*	Spruce Power Holding Corp.	10,214	37
*	Lee Enterprises Inc.	3,230	36
*	Allbirds Inc. Class A	66,954	33
*,1	Sonder Holdings Inc.	6,531	30
*,1	Canoo Inc.	14,094	30
*	LL Flooring Holdings Inc.	20,606	29
*	Big Lots Inc.	16,415	28
*	Cumulus Media Inc. Class A	11,766	24
*	Genius Brands International Inc.	21,261	22
*	Surf Air Mobility Inc.	57,909	22
*	Fluent Inc.	5,916	21
*	Urban One Inc.	12,009	18
	Ark Restaurants Corp.	1,363	18
	CuriosityStream Inc.	16,122	18
*	Lulu's Fashion Lounge Holdings Inc.	9,663	18
*	Brilliant Earth Group Inc. Class A	6,975	15
*	Lazydays Holdings Inc.	5,685	14
*	Conn's Inc.	11,815	13
*	Container Store Group Inc.	22,757	12
	FAT Brands Inc. Class B	1,965	9
*	2U Inc.	1,669	9
*	Inspirato Inc.	1,785	6
			4,412,465
Consumer Staples (4.3%)
	Procter & Gamble Co.	1,451,714	239,417
	Coca-Cola Co.	2,384,931	151,801
	PepsiCo Inc.	844,947	139,357
	Philip Morris International Inc.	953,816	96,650
	Mondelez International Inc. Class A	823,225	53,872
	Colgate-Palmolive Co.	503,549	48,864
	Altria Group Inc.	1,051,647	47,903
	McKesson Corp.	79,765	46,586
	CVS Health Corp.	769,593	45,452
	Kimberly-Clark Corp.	206,305	28,511
	Constellation Brands Inc. Class A	100,556	25,871
	Cencora Inc.	102,777	23,156
	Corteva Inc.	420,212	22,666
*	Monster Beverage Corp.	450,225	22,489
	Keurig Dr Pepper Inc.	668,197	22,318
	General Mills Inc.	346,017	21,889
	Sysco Corp.	304,879	21,765
	Kenvue Inc.	1,171,798	21,303
	Kroger Co.	397,235	19,834
	Archer-Daniels-Midland Co.	302,212	18,269
	Hershey Co.	90,047	16,553
	Kraft Heinz Co.	486,782	15,684
	Church & Dwight Co. Inc.	150,938	15,649
	McCormick & Co. Inc.	155,197	11,010
	Clorox Co.	75,422	10,293
	Tyson Foods Inc. Class A	176,416	10,080
	Kellanova	167,825	9,680

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Bunge Global SA	87,443	9,336
	Casey's General Stores Inc.	22,814	8,705
	Conagra Brands Inc.	294,948	8,382
	Brown-Forman Corp. Class B	192,445	8,312
*	US Foods Holding Corp.	151,427	8,023
	Lamb Weston Holdings Inc.	88,445	7,436
	J M Smucker Co.	62,545	6,820
*	Performance Food Group Co.	95,877	6,338
*	Celsius Holdings Inc.	100,706	5,749
	Hormel Foods Corp.	187,309	5,711
	Campbell Soup Co.	118,890	5,373
	Molson Coors Beverage Co. Class B	105,668	5,371
*	Sprouts Farmers Market Inc.	62,430	5,223
	Walgreens Boots Alliance Inc.	422,952	5,116
	Ingredion Inc.	40,492	4,644
*	BellRing Brands Inc.	79,882	4,564
	Albertsons Cos. Inc. Class A	209,772	4,143
*	Freshpet Inc.	29,558	3,825
*	Darling Ingredients Inc.	98,900	3,635
	Coca-Cola Consolidated Inc.	3,121	3,386
*	Post Holdings Inc.	29,499	3,073
	Flowers Foods Inc.	117,796	2,615
	Lancaster Colony Corp.	11,628	2,197
	Primo Water Corp.	94,518	2,066
*	Simply Good Foods Co.	54,907	1,984
	WD-40 Co.	8,355	1,835
	Spectrum Brands Holdings Inc.	17,119	1,471
	Cal-Maine Foods Inc.	24,061	1,470
	Energizer Holdings Inc.	45,309	1,338
*	Boston Beer Co. Inc. Class A	4,086	1,246
*	Grocery Outlet Holding Corp.	55,252	1,222
	Edgewell Personal Care Co.	29,999	1,206
	J & J Snack Foods Corp.	7,404	1,202
	Brown-Forman Corp. Class A	26,495	1,169
*	TreeHouse Foods Inc.	29,356	1,076
	Andersons Inc.	19,124	949
	Reynolds Consumer Products Inc.	33,634	941
	Vector Group Ltd.	80,838	855
*	Pilgrim's Pride Corp.	21,208	816
*	Chefs' Warehouse Inc.	20,795	813
*	Vital Farms Inc.	17,183	804
	Utz Brands Inc.	42,444	706
	Universal Corp.	14,440	696
	National Beverage Corp.	13,520	693
*	Vita Coco Co. Inc.	24,769	690
	MGP Ingredients Inc.	8,970	667
*	Herbalife Ltd.	60,755	631
	WK Kellogg Co.	38,234	629
	Weis Markets Inc.	9,883	620
	Ingles Markets Inc. Class A	8,920	612
	Fresh Del Monte Produce Inc.	23,077	504
*	United Natural Foods Inc.	38,312	502
	John B Sanfilippo & Son Inc.	4,774	464
	Seaboard Corp.	140	443
*	Hain Celestial Group Inc.	57,942	400
	SpartanNash Co.	20,828	391
	B&G Foods Inc.	46,053	372
	Turning Point Brands Inc.	11,108	356
*	USANA Health Sciences Inc.	7,235	327
	Nu Skin Enterprises Inc. Class A	30,017	316
	ACCO Brands Corp.	59,763	281
*	Mission Produce Inc.	28,045	277
	Tootsie Roll Industries Inc.	8,986	275
*,1	Westrock Coffee Co.	26,832	275
	Limoneira Co.	12,092	252
*,1	Beyond Meat Inc.	35,200	236
*	Seneca Foods Corp. Class A	3,913	225
	Calavo Growers Inc.	9,730	221
*	Duckhorn Portfolio Inc.	27,013	192
	Village Super Market Inc. Class A	6,556	173

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Oil-Dri Corp. of America	2,532	162
*	BRC Inc. Class A	25,375	156
	Natural Grocers by Vitamin Cottage Inc.	7,025	149
	Medifast Inc.	6,610	144
*	Mama's Creations Inc.	20,671	139
*	LifeMD Inc.	20,036	137
*	Whole Earth Brands Inc.	27,528	134
*	Nature's Sunshine Products Inc.	7,683	116
*	Beauty Health Co.	50,397	97
*	Olaplex Holdings Inc.	61,606	95
*	Honest Co. Inc.	31,168	91
*	Cibus Inc.	8,186	81
*	GrowGeneration Corp.	33,292	72
*	HF Foods Group Inc.	21,622	65
	Lifevantage Corp.	10,023	64
	PetMed Express Inc.	14,496	59
*	ProPhase Labs Inc.	12,254	51
*	Farmer Bros Co.	11,334	30
*	Veru Inc.	33,254	28
*	Bridgford Foods Corp.	1,379	14
*	Benson Hill Inc.	76,425	12
*	S&W Seed Co.	18,009	7
*	Vintage Wine Estates Inc.	26,832	4
			1,371,695
Energy (3.9%)
	Exxon Mobil Corp.	2,756,417	317,319
	Chevron Corp.	1,078,481	168,696
	ConocoPhillips	718,442	82,175
	EOG Resources Inc.	352,177	44,329
	Schlumberger NV	875,541	41,308
	Marathon Petroleum Corp.	215,847	37,445
	Phillips 66	259,833	36,681
	Williams Cos. Inc.	746,008	31,705
	Valero Energy Corp.	200,185	31,381
	ONEOK Inc.	358,997	29,276
	Hess Corp.	178,938	26,397
	Occidental Petroleum Corp.	382,043	24,080
	Cheniere Energy Inc.	133,706	23,376
	Kinder Morgan Inc.	1,152,916	22,908
	Diamondback Energy Inc.	108,797	21,780
	Baker Hughes Co.	609,431	21,434
	Devon Energy Corp.	388,557	18,418
	Targa Resources Corp.	136,646	17,597
	Halliburton Co.	488,996	16,518
*	First Solar Inc.	62,654	14,126
	Coterra Energy Inc.	427,535	11,402
	EQT Corp.	272,417	10,074
	Marathon Oil Corp.	347,463	9,962
	Texas Pacific Land Corp.	11,363	8,344
*	Enphase Energy Inc.	79,847	7,962
	Ovintiv Inc. (XNYS)	163,619	7,669
	APA Corp.	228,288	6,721
	TechnipFMC plc	252,784	6,610
	Chesapeake Energy Corp.	76,524	6,290
	Chord Energy Corp.	36,300	6,087
*	Antero Resources Corp.	182,673	5,961
*	Weatherford International plc	44,672	5,470
	HF Sinclair Corp.	100,828	5,378
	Range Resources Corp.	142,141	4,766
	Permian resources Corp.	286,981	4,635
	NOV Inc.	242,976	4,619
*	Southwestern Energy Co.	686,102	4,617
	DT Midstream Inc.	60,256	4,280
	Civitas Resources Inc.	61,696	4,257
	Matador Resources Co.	68,973	4,111
*	NEXTracker Inc. Class A	82,863	3,885
	ChampionX Corp.	111,893	3,716
	Murphy Oil Corp.	88,520	3,651
	Equitrans Midstream Corp.	256,229	3,326

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Noble Corp. plc	70,519	3,149
	Antero Midstream Corp.	208,703	3,076
	SM Energy Co.	70,073	3,029
	PBF Energy Inc. Class A	63,123	2,905
*	Valaris Ltd.	37,973	2,829
*	Tidewater Inc.	29,006	2,762
	Magnolia Oil & Gas Corp. Class A	106,067	2,688
	Patterson-UTI Energy Inc.	249,227	2,582
	Arcosa Inc.	30,391	2,535
*	Transocean Ltd. (XNYS)	462,618	2,475
	California Resources Corp.	41,573	2,213
	Cactus Inc. Class A	41,012	2,163
*	CNX Resources Corp.	87,974	2,138
	Viper Energy Inc.	55,988	2,101
	Northern Oil & Gas Inc.	55,661	2,069
	Helmerich & Payne Inc.	55,378	2,001
	Warrior Met Coal Inc.	31,566	1,981
	Liberty Energy Inc.	93,443	1,952
	Alpha Metallurgical Resources Inc.	6,652	1,866
	Archrock Inc.	91,286	1,846
	Peabody Energy Corp.	73,464	1,625
	Arch Resources Inc.	10,419	1,586
*	Oceaneering International Inc.	61,867	1,464
*	CONSOL Energy Inc.	13,630	1,391
	New Fortress Energy Inc.	58,688	1,290
*	Gulfport Energy Corp.	8,100	1,223
*	Talos Energy Inc.	95,801	1,164
*	Helix Energy Solutions Group Inc.	91,743	1,095
*,1	Plug Power Inc.	467,417	1,089
	Sitio Royalties Corp. Class A	45,417	1,072
	Kinetik Holdings Inc.	24,926	1,033
*	Diamond Offshore Drilling Inc.	64,546	1,000
	Delek US Holdings Inc.	37,759	935
*	DNOW Inc.	65,434	898
*	Array Technologies Inc.	86,550	888
	World Kinect Corp.	33,429	862
*	Par Pacific Holdings Inc.	33,169	838
	Atlas Energy Solutions Inc.	38,267	763
*	Vital Energy Inc.	16,613	745
*	NextDecade Corp.	91,814	729
	Crescent Energy Co. Class A	58,003	687
*	MRC Global Inc.	50,275	649
*	Shoals Technologies Group Inc. Class A	103,168	644
*	Fluence Energy Inc.	36,987	641
*	Green Plains Inc.	39,739	630
	Core Laboratories Inc.	29,987	608
	Select Water Solutions Inc.	55,660	596
	Comstock Resources Inc.	56,867	590
	CVR Energy Inc.	21,790	583
*	Ameresco Inc. Class A	20,172	581
	SunCoke Energy Inc.	52,485	514
*	SilverBow Resources Inc.	13,429	508
*	American Superconductor Corp.	20,725	485
*	ProPetro Holding Corp.	55,023	477
*	REX American Resources Corp.	10,452	477
*	Bristow Group Inc.	13,445	451
*	Nabors Industries Ltd. (XNYS)	6,113	435
	VAALCO Energy Inc.	67,983	426
	Kodiak Gas Services Inc.	15,421	420
*	Centrus Energy Corp. Class A	8,941	382
*,1	ChargePoint Holdings Inc.	252,507	381
*	Dril-Quip Inc.	20,294	377
*	Newpark Resources Inc.	43,448	361
	RPC Inc.	56,506	353
*,1	Tellurian Inc.	419,011	290
	Vitesse Energy Inc.	11,801	280
	Granite Ridge Resources Inc.	44,076	279
*	TETRA Technologies Inc.	75,567	261
	SandRidge Energy Inc.	19,293	249
*	SEACOR Marine Holdings Inc.	17,588	237

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Berry Corp.	34,778	225
	Riley Exploration Permian Inc.	7,272	206
*	Montauk Renewables Inc.	36,146	206
*,1	FuelCell Energy Inc.	319,019	204
*	Natural Gas Services Group Inc.	9,676	195
*	Matrix Service Co.	18,887	188
*	Amplify Energy Corp.	27,105	184
*	DMC Global Inc.	12,511	180
	Ramaco Resources Inc. Class A	14,204	177
*	Oil States International Inc.	38,130	169
	Solaris Oilfield Infrastructure Inc. Class A	18,958	163
*	EVgo Inc.	65,060	159
*	Hallador Energy Co.	17,929	139
	HighPeak Energy Inc.	8,974	126
	W&T Offshore Inc.	55,570	119
*	Forum Energy Technologies Inc.	7,037	119
	Evolution Petroleum Corp.	21,080	111
*	Solid Power Inc.	65,146	108
	PHX Minerals Inc.	32,792	107
*,1	Stem Inc.	93,455	104
*	ProFrac Holding Corp. Class A	14,066	104
	Ranger Energy Services Inc.	9,200	97
*	SOW GOOD INC	4,847	97
*	Geospace Technologies Corp.	10,615	95
	NACCO Industries Inc. Class A	3,373	93
*	TPI Composites Inc.	23,058	92
*	Ring Energy Inc.	52,328	88
*,1	Gevo Inc.	150,728	84
	Epsilon Energy Ltd.	14,306	78
*	Gulf Island Fabrication Inc.	10,847	66
*	OPAL Fuels Inc. Class A	15,456	63
*,1	SunPower Corp.	18,918	56
*	Flotek Industries Inc.	11,112	55
*,1	Aemetis Inc.	18,026	54
*	Profire Energy Inc.	33,333	47
*	Ideal Power Inc.	6,716	47
*	KLX Energy Services Holdings Inc.	7,099	35
	Ramaco Resources Inc. Class B	3,095	34
*	Empire Petroleum Corp.	5,993	31
*,1	Beam Global	5,797	27
*	Battalion Oil Corp.	5,921	20
*,2	Alta Mesa Resources Inc. Class A	103,408	—
*,2	Novusterra Inc.	2,222	—
			1,259,196
Financials (10.5%)
*	Berkshire Hathaway Inc. Class B	1,066,460	433,836
	JPMorgan Chase & Co.	1,763,852	356,757
	Bank of America Corp.	4,081,669	162,328
	Wells Fargo & Co.	2,141,258	127,169
	Goldman Sachs Group Inc.	197,900	89,514
	S&P Global Inc.	196,825	87,784
	Progressive Corp.	360,095	74,795
	Morgan Stanley	748,165	72,714
	Citigroup Inc.	1,111,399	70,529
	BlackRock Inc.	86,630	68,206
	Charles Schwab Corp.	872,991	64,331
	Marsh & McLennan Cos. Inc.	302,594	63,763
	Chubb Ltd.	249,353	63,605
	Blackstone Inc.	437,820	54,202
	Intercontinental Exchange Inc.	351,953	48,179
	CME Group Inc.	221,297	43,507
	KKR & Co. Inc.	407,592	42,895
	Moody's Corp.	95,198	40,072
	PNC Financial Services Group Inc.	243,423	37,847
	US Bancorp	953,177	37,841
	Aon plc Class A (XNYS)	126,689	37,193
	Arthur J Gallagher & Co.	134,168	34,791
	Truist Financial Corp.	816,378	31,716
	Aflac Inc.	348,131	31,092

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	American International Group Inc.	407,850	30,279
	Apollo Global Management Inc.	243,128	28,706
	Travelers Cos. Inc.	140,369	28,543
	Bank of New York Mellon Corp.	458,786	27,477
	Ameriprise Financial Inc.	60,979	26,050
	MetLife Inc.	371,127	26,049
	Allstate Corp.	161,779	25,830
*	Coinbase Global Inc. Class A	116,207	25,825
	Prudential Financial Inc.	219,210	25,689
	MSCI Inc.	46,315	22,312
*	Arch Capital Group Ltd.	219,849	22,181
*	Berkshire Hathaway Inc. Class A	34	20,816
	Discover Financial Services	154,512	20,212
	Hartford Financial Services Group Inc.	181,437	18,242
	Willis Towers Watson plc	63,119	16,546
	Nasdaq Inc.	265,718	16,012
	T Rowe Price Group Inc.	137,520	15,857
	M&T Bank Corp.	102,485	15,512
	Fifth Third Bancorp	419,029	15,290
	Ares Management Corp. Class A	112,224	14,957
	Broadridge Financial Solutions Inc.	72,867	14,355
	Raymond James Financial Inc.	114,990	14,214
	LPL Financial Holdings Inc.	46,154	12,891
	State Street Corp.	174,190	12,890
	Brown & Brown Inc.	140,857	12,594
*	Markel Group Inc.	7,600	11,975
	Huntington Bancshares Inc.	885,763	11,674
	Principal Financial Group Inc.	144,615	11,345
	Cincinnati Financial Corp.	96,025	11,341
	First Citizens BancShares Inc. Class A	6,690	11,263
	Regions Financial Corp.	559,509	11,213
	Cboe Global Markets Inc.	64,677	10,999
	Everest Group Ltd.	26,405	10,061
	Northern Trust Corp.	117,753	9,889
	FactSet Research Systems Inc.	23,477	9,585
	Citizens Financial Group Inc.	263,150	9,481
	W R Berkley Corp.	117,596	9,241
*	Robinhood Markets Inc. Class A	396,221	8,998
	Loews Corp.	113,565	8,488
	Reinsurance Group of America Inc.	40,656	8,345
	KeyCorp.	576,047	8,186
	Equitable Holdings Inc.	199,309	8,144
	Fidelity National Financial Inc.	159,496	7,882
	Interactive Brokers Group Inc. Class A	63,095	7,735
	Tradeweb Markets Inc. Class A	71,230	7,550
	RenaissanceRe Holdings Ltd.	32,511	7,267
	Ally Financial Inc.	163,008	6,467
	East West Bancorp Inc.	84,792	6,209
	Annaly Capital Management Inc.	304,490	5,804
	Carlyle Group Inc.	143,948	5,780
	Erie Indemnity Co. Class A	15,510	5,621
	Blue Owl Capital Inc.	308,248	5,471
	American Financial Group Inc.	44,176	5,435
	First Horizon Corp.	336,567	5,308
	Kinsale Capital Group Inc.	13,494	5,199
	Assurant Inc.	31,177	5,183
	Morningstar Inc.	17,173	5,081
	Primerica Inc.	21,250	5,027
	Unum Group	96,765	4,946
	Stifel Financial Corp.	57,328	4,824
	Globe Life Inc.	56,943	4,685
	MarketAxess Holdings Inc.	23,168	4,646
	Old Republic International Corp.	149,545	4,621
	Webster Financial Corp.	105,489	4,598
	Jefferies Financial Group Inc.	92,010	4,578
	SEI Investments Co.	70,407	4,555
	Evercore Inc. Class A	21,360	4,452
	Voya Financial Inc.	62,155	4,422
	Franklin Resources Inc.	195,690	4,374
	Corebridge Financial Inc.	150,006	4,368

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Houlihan Lokey Inc.	32,090	4,328
	AGNC Investment Corp.	439,679	4,195
	Comerica Inc.	80,712	4,120
	Western Alliance Bancorp	64,954	4,080
	Commerce Bancshares Inc.	72,118	4,023
	Invesco Ltd.	265,042	3,965
	Zions Bancorp NA	90,034	3,905
*	SoFi Technologies Inc.	590,253	3,902
	RLI Corp.	27,095	3,812
	Popular Inc.	41,438	3,664
	Cullen/Frost Bankers Inc.	35,838	3,642
	SouthState Corp.	47,256	3,611
	OneMain Holdings Inc.	73,393	3,559
	MGIC Investment Corp.	165,070	3,557
	Selective Insurance Group Inc.	37,882	3,554
	Essent Group Ltd.	63,257	3,554
	Starwood Property Trust Inc.	183,112	3,468
	Wintrust Financial Corp.	35,012	3,451
	Synovus Financial Corp.	85,482	3,436
	Jackson Financial Inc. Class A	45,668	3,391
	Prosperity Bancshares Inc.	55,193	3,374
	Axis Capital Holdings Ltd.	47,616	3,364
	Ryan Specialty Holdings Inc.	57,792	3,347
	Old National Bancorp	193,373	3,324
	First American Financial Corp.	61,357	3,310
	Pinnacle Financial Partners Inc.	40,926	3,276
	Rithm Capital Corp.	296,559	3,235
	Lincoln National Corp.	103,957	3,233
	Cadence Bank	113,835	3,219
*	Marathon Digital Holdings Inc.	160,105	3,178
	Affiliated Managers Group Inc.	19,673	3,074
*	Mr Cooper Group Inc.	37,652	3,058
	Hamilton Lane Inc. Class A	23,991	2,965
	FNB Corp.	216,517	2,962
	Bank OZK	70,105	2,874
	Radian Group Inc.	91,859	2,857
	SLM Corp.	135,324	2,813
	White Mountains Insurance Group Ltd.	1,526	2,773
	United Bankshares Inc.	84,575	2,744
	Home BancShares Inc.	112,216	2,689
	Janus Henderson Group plc	77,582	2,615
	Columbia Banking System Inc.	130,521	2,596
	Glacier Bancorp Inc.	69,426	2,591
	Hancock Whitney Corp.	53,734	2,570
	Moelis & Co. Class A	44,218	2,514
	FirstCash Holdings Inc.	23,953	2,512
	Hanover Insurance Group Inc.	19,807	2,485
	Lazard Inc.	64,630	2,468
	Assured Guaranty Ltd.	31,450	2,426
	Piper Sandler Cos.	10,198	2,347
	Kemper Corp.	38,548	2,287
*	Enstar Group Ltd.	7,426	2,270
	First Financial Bankshares Inc.	76,488	2,259
	Ameris Bancorp	40,887	2,059
	International Bancshares Corp.	35,243	2,016
	TPG Inc.	48,620	2,015
	UMB Financial Corp.	23,905	1,994
	ServisFirst Bancshares Inc.	30,502	1,927
	Walker & Dunlop Inc.	19,245	1,890
	Associated Banc-Corp.	88,430	1,870
	Fulton Financial Corp.	110,097	1,869
	Valley National Bancorp	267,781	1,869
	United Community Banks Inc.	73,071	1,860
	BGC Group Inc. Class A	221,663	1,840
	Atlantic Union Bankshares Corp.	55,841	1,834
*	Clearwater Analytics Holdings Inc. Class A	97,591	1,807
	CNO Financial Group Inc.	64,634	1,792
*	Oscar Health Inc. Class A	112,570	1,781
	Blackstone Mortgage Trust Inc. Class A	102,091	1,778
	First BanCorp (XNYS)	96,387	1,763

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Texas Capital Bancshares Inc.	28,843	1,763
	StepStone Group Inc. Class A	36,976	1,697
	WSFS Financial Corp.	36,085	1,696
*	Axos Financial Inc.	29,623	1,693
	Artisan Partners Asset Management Inc. Class A	40,225	1,660
	Federated Hermes Inc.	50,345	1,655
*	NMI Holdings Inc. Class A	48,288	1,644
	First Hawaiian Inc.	79,106	1,642
*	Brighthouse Financial Inc.	37,632	1,631
*	Genworth Financial Inc. Class A	267,985	1,619
	Cathay General Bancorp	42,279	1,595
	Community Financial System Inc.	33,219	1,568
[1]	Arbor Realty Trust Inc.	106,943	1,535
	First Interstate BancSystem Inc. Class A	54,895	1,524
*	Credit Acceptance Corp.	2,954	1,520
	New York Community Bancorp Inc.	464,643	1,496
*	Baldwin Insurance Group Inc.	41,942	1,488
	PJT Partners Inc. Class A	13,725	1,481
	PennyMac Financial Services Inc.	15,648	1,480
*	Riot Platforms Inc.	161,109	1,473
	WaFd Inc.	50,585	1,446
	CVB Financial Corp.	83,161	1,434
[1]	Bank of Hawaii Corp.	24,488	1,401
	Pacific Premier Bancorp Inc.	60,985	1,401
	Eastern Bankshares Inc.	98,915	1,383
	Victory Capital Holdings Inc. Class A	28,077	1,340
	Simmons First National Corp. Class A	76,032	1,337
	BankUnited Inc.	44,362	1,298
	Cohen & Steers Inc.	17,697	1,284
	Park National Corp.	9,017	1,283
	Independent Bank Corp. (XNGS)	24,726	1,254
	First Merchants Corp.	37,590	1,251
*	StoneX Group Inc.	16,591	1,249
	First Financial Bancorp	55,518	1,234
	Seacoast Banking Corp. of Florida	52,205	1,234
	BOK Financial Corp.	13,239	1,213
*	Palomar Holdings Inc.	14,417	1,170
	Virtu Financial Inc. Class A	50,528	1,134
*	Bancorp Inc.	29,772	1,124
*	Triumph Financial Inc.	13,713	1,121
	NBT Bancorp Inc.	28,842	1,113
*	Rocket Cos. Inc. Class A	81,182	1,112
	OFG Bancorp	29,587	1,108
	Banc of California Inc.	85,540	1,093
	Towne Bank	39,640	1,081
	Provident Financial Services Inc.	74,724	1,072
*,1	Upstart Holdings Inc.	45,141	1,065
	Banner Corp.	21,417	1,063
	Stewart Information Services Corp.	16,939	1,052
	Renasant Corp.	33,817	1,033
	BancFirst Corp.	11,654	1,022
	Independent Bank Group Inc.	22,191	1,010
	Virtus Investment Partners Inc.	4,320	976
	Federal Agricultural Mortgage Corp. Class C	5,351	968
	Trustmark Corp.	32,147	966
	Heartland Financial USA Inc.	21,715	965
*	Enova International Inc.	15,377	957
	Lakeland Financial Corp.	15,304	942
	City Holding Co.	8,839	939
	National Bank Holdings Corp. Class A	23,421	915
	Stock Yards Bancorp Inc.	18,394	914
	Enterprise Financial Services Corp.	22,209	909
	WesBanco Inc.	32,562	909
	Hilltop Holdings Inc.	28,591	894
	Apollo Commercial Real Estate Finance Inc.	89,378	875
	Northwest Bancshares Inc.	75,709	874
	Mercury General Corp.	16,407	872
	Pathward Financial Inc.	15,405	871
	FB Financial Corp.	22,250	868
*	Customers Bancorp Inc.	17,591	844

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Compass Diversified Holdings	38,109	834
	Horace Mann Educators Corp.	25,479	831
	First Commonwealth Financial Corp.	59,424	821
	Ready Capital Corp.	98,885	809
	WisdomTree Inc.	81,627	809
*	Skyward Specialty Insurance Group Inc.	22,175	802
	Ladder Capital Corp.	70,508	796
	Hope Bancorp Inc.	74,001	795
	Westamerica BanCorp	16,384	795
	S&T Bancorp Inc.	23,727	792
	First Busey Corp.	32,608	789
*	Goosehead Insurance Inc. Class A	13,159	756
	First Bancorp/Southern Pines NC	23,433	748
	PennyMac Mortgage Investment Trust	52,845	727
	Navient Corp.	49,865	726
	Two Harbors Investment Corp.	53,636	709
	Live Oak Bancshares Inc.	19,825	695
*	SiriusPoint Ltd.	56,889	694
	Safety Insurance Group Inc.	9,175	688
	Veritex Holdings Inc.	31,558	666
	Ellington Financial Inc.	54,940	664
	Employers Holdings Inc.	15,586	664
	MFA Financial Inc. REIT	62,271	663
	Peoples Bancorp Inc.	21,690	651
	Sandy Spring Bancorp Inc.	26,642	649
	Nicolet Bankshares Inc.	7,801	648
	Stellar Bancorp Inc.	28,116	646
	Berkshire Hills Bancorp Inc.	27,861	635
	German American Bancorp Inc.	17,632	623
	Enact Holdings Inc.	20,151	618
	ARMOUR Residential REIT Inc.	31,356	608
	Franklin BSP Realty Trust Inc. REIT	48,064	606
	Chimera Investment Corp.	46,535	596
*	LendingClub Corp.	70,286	595
	TriCo Bancshares	15,028	595
	Claros Mortgage Trust Inc.	74,178	595
	Preferred Bank	7,795	588
	Cannae Holdings Inc.	32,200	584
	OceanFirst Financial Corp.	36,668	583
*	Encore Capital Group Inc.	13,828	577
	Origin Bancorp Inc.	18,054	573
	QCR Holdings Inc.	9,509	571
*,1	Trupanion Inc.	19,339	569
	National Western Life Group Inc. Class A	1,114	554
	Dynex Capital Inc.	46,077	550
*	Lemonade Inc.	32,676	539
	AMERISAFE Inc.	11,888	522
	HCI Group Inc.	5,631	519
	Southside Bancshares Inc.	18,475	510
	Perella Weinberg Partners	31,237	508
	Nelnet Inc. Class A	4,929	497
	Brightspire Capital Inc.	86,525	493
	Redwood Trust Inc.	75,337	489
	Premier Financial Corp.	22,950	470
	TFS Financial Corp.	37,105	468
	Bank First Corp.	5,649	467
*	PRA Group Inc.	23,205	456
	Capitol Federal Financial Inc.	81,661	448
	Burke & Herbert Financial Services Corp.	8,750	446
*	Assetmark Financial Holdings Inc.	12,494	432
	First Bancshares Inc.	16,470	428
	ConnectOne Bancorp Inc.	22,430	424
	Merchants Bancorp	10,468	424
	Brookline Bancorp Inc.	50,223	419
	F&G Annuities & Life Inc.	10,956	417
	Amerant Bancorp Inc.	18,192	413
*	ProAssurance Corp.	33,185	406
	Dime Community Bancshares Inc.	19,905	406
	Community Trust Bancorp Inc.	9,231	403
	Mercantile Bank Corp.	9,710	394

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Amalgamated Financial Corp.	14,304	392
	UWM Holdings Corp.	56,306	390
	First Mid Bancshares Inc.	11,785	387
	Brightsphere Investment Group Inc.	17,216	382
	Univest Financial Corp.	16,627	380
	Tompkins Financial Corp.	7,681	376
*	NB Bancorp Inc.	24,859	375
*	Open Lending Corp. Class A	65,727	367
	New York Mortgage Trust Inc.	62,819	367
	Old Second Bancorp Inc.	24,521	363
	Heritage Financial Corp.	20,089	362
*	CrossFirst Bankshares Inc.	25,790	362
*	Ambac Financial Group Inc.	27,474	352
	Byline Bancorp Inc.	14,154	336
*	Coastal Financial Corp.	7,278	336
	Independent Bank Corp.	12,422	335
	TPG RE Finance Trust Inc.	38,054	329
	Farmers National Banc Corp.	25,891	323
	Business First Bancshares Inc.	14,658	319
	Invesco Mortgage Capital Inc. REIT	33,905	318
	Central Pacific Financial Corp.	14,940	317
	Great Southern Bancorp Inc.	5,702	317
	Eagle Bancorp Inc.	16,614	314
	Metrocity Bankshares Inc.	11,636	307
	TrustCo Bank Corp. NY	10,654	307
	Cambridge Bancorp	4,386	303
	Hanmi Financial Corp.	18,145	303
	Heritage Commerce Corp.	34,558	301
	Macatawa Bank Corp.	20,528	300
	Midland States Bancorp Inc.	13,013	295
	First Community Bankshares Inc.	7,977	294
	CNB Financial Corp.	14,294	292
	Camden National Corp.	8,651	285
*	LendingTree Inc.	6,847	285
*	EZCorp. Inc. Class A	26,988	283
	HomeTrust Bancshares Inc.	9,354	281
*	Columbia Financial Inc.	18,684	280
	Tiptree Inc.	16,687	275
	Horizon Bancorp Inc.	21,925	271
	GCM Grosvenor Inc. Class A	27,173	265
	1st Source Corp.	4,929	264
	Northfield Bancorp Inc.	27,856	264
	Republic Bancorp Inc. Class A	4,925	264
	Universal Insurance Holdings Inc.	14,064	264
	United Fire Group Inc.	12,139	261
*	Metropolitan Bank Holding Corp.	6,144	259
	Flushing Financial Corp.	19,644	258
	First Financial Corp.	6,773	250
	Kearny Financial Corp.	40,457	249
	Bar Harbor Bankshares	9,235	248
	Equity Bancshares Inc. Class A	7,038	248
*	World Acceptance Corp.	1,988	246
	Five Star Bancorp	10,404	246
	Southern Missouri Bancorp Inc.	5,253	236
	Diamond Hill Investment Group Inc.	1,651	232
	Orchid Island Capital Inc.	27,729	231
	KKR Real Estate Finance Trust Inc.	25,024	226
*	Selectquote Inc.	81,904	226
	ACNB Corp.	6,198	225
	SmartFinancial Inc.	9,404	223
	Washington Trust Bancorp Inc.	8,137	223
	Alerus Financial Corp.	11,360	223
	Peapack-Gladstone Financial Corp.	9,717	220
	Community West Bancshares	11,846	219
	Sierra Bancorp	9,731	218
	Northeast Bank	3,544	216
	Peoples Financial Services Corp.	4,750	216
	Shore Bancshares Inc.	18,749	215
	NewtekOne Inc.	16,945	213
*	Greenlight Capital Re Ltd. Class A	16,135	211

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Oppenheimer Holdings Inc. Class A	4,389	210
	HarborOne Bancorp Inc.	18,798	209
	Arrow Financial Corp.	7,971	208
	Capital City Bank Group Inc.	7,275	207
	First Foundation Inc.	31,077	204
	P10 Inc. Class A	23,311	198
	Esquire Financial Holdings Inc.	4,016	191
	FS Bancorp Inc.	5,208	190
	Investors Title Co.	1,054	190
	HBT Financial Inc.	9,105	186
[1]	B Riley Financial Inc.	10,511	185
	Orrstown Financial Services Inc.	6,664	182
*	Third Coast Bancshares Inc.	8,429	179
	Chicago Atlantic Real Estate Finance Inc.	11,650	179
*	Dave Inc.	5,914	179
*,1	Oklo Inc.	21,058	178
	Farmers & Merchants Bancorp Inc.	7,597	176
*	Carter Bankshares Inc.	11,652	176
	RBB Bancorp	9,289	175
	BayCom Corp.	8,518	173
	Codorus Valley Bancorp Inc.	7,211	173
	Citizens & Northern Corp.	9,606	172
*	Root Inc. Class A	3,321	171
*	Hagerty Inc. Class A	16,280	169
*	Bridgewater Bancshares Inc.	14,304	166
[1]	Hingham Institution for Savings	920	165
	First Bank	12,851	164
	Primis Financial Corp.	15,599	163
	Civista Bancshares Inc.	10,399	161
	Regional Management Corp.	5,600	161
	Greene County Bancorp Inc.	4,767	161
	MidWestOne Financial Group Inc.	7,129	160
	Mid Penn Bancorp Inc.	7,285	160
*	MBIA Inc.	28,874	159
	ChoiceOne Financial Services Inc.	5,565	159
	South Plains Financial Inc.	5,830	157
	Enterprise Bancorp Inc.	6,216	155
*	Southern First Bancshares Inc.	5,285	155
	Financial Institutions Inc.	7,834	151
*	Ponce Financial Group Inc.	16,293	149
	Bank of Marin Bancorp	9,121	148
	James River Group Holdings Ltd.	18,918	146
	Timberland Bancorp Inc.	5,382	146
	First Business Financial Services Inc.	3,930	145
	PCB Bancorp	8,911	145
	West BanCorp. Inc.	8,088	145
	Fidelity D&D Bancorp Inc.	3,297	144
	AFC Gamma Inc.	11,453	140
	Crawford & Co. Class A	15,975	138
	AG Mortgage Investment Trust Inc.	20,734	138
	Northrim BanCorp Inc.	2,383	137
	Home Bancorp Inc.	3,408	136
	Plumas Bancorp	3,790	136
	Guaranty Bancshares Inc.	4,270	135
	Citizens Financial Services Inc.	3,002	135
	First Financial Northwest Inc.	6,355	134
	HomeStreet Inc.	11,667	133
*	Hippo Holdings Inc.	7,730	133
	First of Long Island Corp.	13,193	132
*	Heritage Insurance Holdings Inc.	18,455	131
*	Velocity Financial Inc.	7,290	131
	John Marshall Bancorp Inc.	7,315	128
	ESSA Bancorp Inc.	7,194	127
	First Bancorp Inc. (XNGS)	5,127	127
	Colony Bankcorp Inc.	10,400	127
	Chemung Financial Corp.	2,619	126
	NexPoint Diversified Real Estate Trust	22,303	123
	MVB Financial Corp.	6,548	122
*	American Coastal Insurance Corp. Class C	11,540	122
	Princeton Bancorp Inc.	3,621	120

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	California BanCorp	5,549	119
	Orange County Bancorp Inc.	2,243	119
	Virginia National Bankshares Corp.	3,570	117
	Investar Holding Corp.	7,557	116
	Red River Bancshares Inc.	2,422	116
	Southern States Bancshares Inc.	4,245	115
	First United Corp.	5,597	114
	Granite Point Mortgage Trust Inc.	37,105	110
*	NI Holdings Inc.	7,201	110
	Penns Woods Bancorp Inc.	5,341	110
*	Southern California Bancorp	8,182	110
	Peoples Bancorp of North Carolina Inc.	3,721	109
	First Community Corp.	6,074	105
*	Security National Financial Corp. Class A	13,141	105
	C&F Financial Corp.	2,127	103
	Middlefield Banc Corp.	4,286	103
	Oak Valley Bancorp	4,143	103
	Capital Bancorp Inc.	4,980	102
*	SR Bancorp Inc.	11,062	102
	Donegal Group Inc. Class A	7,832	101
	Ellington Credit Co.	14,570	101
	Parke Bancorp Inc.	5,753	100
*	Oportun Financial Corp.	34,483	100
	Seven Hills Realty Trust	7,894	100
	LCNB Corp.	7,096	99
	MainStreet Bancshares Inc.	5,552	98
*	Pioneer Bancorp Inc.	9,829	98
	William Penn Bancorp Inc.	8,580	98
*	Forge Global Holdings Inc.	67,000	98
*	Affinity Bancshares Inc.	4,621	98
	National Bankshares Inc.	3,377	96
*	ACRES Commercial Realty Corp.	7,472	95
*	AlTi Global Inc.	18,087	94
	BCB Bancorp Inc.	8,752	93
	Evans Bancorp Inc.	3,302	93
	First Internet Bancorp	3,460	93
	Western New England Bancorp Inc.	13,588	93
	Citizens Community Bancorp Inc.	8,019	93
	Norwood Financial Corp.	3,621	92
*	loanDepot Inc. Class A	55,556	92
	Northeast Community Bancorp Inc.	5,140	92
*,1	Citizens Inc.	33,400	91
	USCB Financial Holdings Inc.	7,092	91
	Guild Holdings Co. Class A	6,055	90
	United Security Bancshares	12,285	89
*	First Western Financial Inc.	5,229	89
	Meridian Corp.	8,472	89
	Ames National Corp.	4,288	88
*	ECB Bancorp Inc.	7,042	88
	Bank7 Corp.	2,764	87
	Westwood Holdings Group Inc.	7,041	86
	Richmond Mutual BanCorp. Inc.	7,348	86
*	FVCBankcorp Inc.	7,664	84
*	Heritage Global Inc.	34,014	84
*	Kingsway Financial Services Inc.	10,215	84
	Unity Bancorp Inc.	2,794	83
*	Consumer Portfolio Services Inc.	8,509	83
	Union Bankshares Inc.	3,794	81
*	Finwise Bancorp	7,943	81
	Angel Oak Mortgage REIT Inc.	6,112	80
*	Sterling Bancorp Inc.	15,111	79
	Waterstone Financial Inc.	6,162	79
*	Maiden Holdings Ltd.	38,102	78
*	Provident Bancorp Inc.	7,482	76
	Bankwell Financial Group Inc.	2,912	74
*	Ocwen Financial Corp.	3,091	74
	Nexpoint Real Estate Finance Inc.	5,255	72
	Provident Financial Holdings Inc.	5,547	69
	Silvercrest Asset Management Group Inc. Class A	4,417	69
*	Blue Foundry Bancorp	7,492	68

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Lument Finance Trust Inc.	27,115	65
	Medallion Financial Corp.	7,935	61
*	eHealth Inc.	13,185	60
*	Better Home & Finance Holding Co.	129,956	60
	FNCB Bancorp Inc.	8,795	59
	Finward Bancorp	2,353	58
	Territorial Bancorp Inc.	6,581	53
	OP Bancorp	5,487	53
	Hawthorn Bancshares Inc.	2,619	52
	Eagle Bancorp Montana Inc.	3,864	51
*	BV Financial Inc.	4,320	51
	Great Ajax Corp.	13,742	49
	First Savings Financial Group Inc.	2,763	49
	Linkbancorp Inc.	7,578	46
*	Kingstone Cos. Inc.	8,512	43
	First Guaranty Bancshares Inc.	4,672	42
	Summit State Bank	4,372	41
	BankFinancial Corp.	3,897	40
	Franklin Financial Services Corp.	1,372	39
*,1	Bakkt Holdings Inc.	2,022	38
	First National Corp.	2,392	36
	First Northwest Bancorp	3,587	35
	Manhattan Bridge Capital Inc.	6,830	35
	AmeriServ Financial Inc.	15,247	34
	First Capital Inc.	1,076	33
*	Great Elm Group Inc.	18,596	33
	Sachem Capital Corp.	11,791	31
*	GoHealth Inc. Class A	3,042	30
	Riverview Bancorp Inc.	6,661	27
*	Blue Ridge Bankshares Inc.	9,916	26
*	Nicholas Financial Inc.	3,692	24
	Hennessy Advisors Inc.	3,282	23
	Cherry Hill Mortgage Investment Corp.	6,187	22
*	Broadway Financial Corp	3,045	16
*	Bowhead Specialty Holdings Inc.	446	11
	Hanover Bancorp Inc.	543	9
*	Conifer Holdings Inc.	4,822	4
			3,374,891
Health Care (11.4%)
	Eli Lilly & Co.	525,191	475,497
	UnitedHealth Group Inc.	565,121	287,794
	Johnson & Johnson	1,478,477	216,094
	Merck & Co. Inc.	1,555,823	192,611
	AbbVie Inc.	1,084,422	186,000
	Thermo Fisher Scientific Inc.	234,321	129,580
	Abbott Laboratories	1,068,661	111,045
	Amgen Inc.	329,242	102,872
	Danaher Corp.	409,015	102,192
	Pfizer Inc.	3,477,288	97,295
*	Intuitive Surgical Inc.	217,582	96,791
	Elevance Health Inc.	142,696	77,321
*	Vertex Pharmaceuticals Inc.	158,368	74,230
	Stryker Corp.	210,550	71,640
*	Boston Scientific Corp.	903,045	69,544
*	Regeneron Pharmaceuticals Inc.	63,198	66,423
	Medtronic plc	815,383	64,179
	Cigna Group	174,396	57,650
	Gilead Sciences Inc.	764,247	52,435
	Bristol-Myers Squibb Co.	1,242,510	51,601
	Zoetis Inc.	251,395	43,582
	Becton Dickinson & Co.	177,320	41,441
	HCA Healthcare Inc.	120,309	38,653
*	Edwards Lifesciences Corp.	369,916	34,169
	Humana Inc.	74,225	27,734
*	DexCom Inc.	243,588	27,618
*	Moderna Inc.	211,331	25,096
*	IDEXX Laboratories Inc.	50,494	24,601
	Agilent Technologies Inc.	180,405	23,386
*	IQVIA Holdings Inc.	105,452	22,297

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Centene Corp.	327,007	21,681
	GE Healthcare Inc.	264,885	20,640
*	Biogen Inc.	88,818	20,590
*	Alnylam Pharmaceuticals Inc.	78,224	19,008
	ResMed Inc.	89,703	17,171
*	Veeva Systems Inc. Class A	89,547	16,388
	Cardinal Health Inc.	149,875	14,736
	West Pharmaceutical Services Inc.	44,443	14,639
	Zimmer Biomet Holdings Inc.	126,817	13,763
	STERIS plc	60,708	13,328
*	Molina Healthcare Inc.	36,464	10,841
	Cooper Cos. Inc.	122,725	10,714
*	Align Technology Inc.	44,148	10,659
*	Hologic Inc.	143,235	10,635
	Labcorp Holdings Inc.	51,994	10,581
	Baxter International Inc.	315,108	10,540
*	Illumina Inc.	98,089	10,239
*	BioMarin Pharmaceutical Inc.	116,871	9,622
	Quest Diagnostics Inc.	68,591	9,389
*	Avantor Inc.	416,920	8,839
*	United Therapeutics Corp.	27,431	8,738
*	Insulet Corp.	43,246	8,727
*	Sarepta Therapeutics Inc.	55,025	8,694
*	Neurocrine Biosciences Inc.	62,417	8,593
	Revvity Inc.	76,249	7,995
*	Tenet Healthcare Corp.	60,038	7,987
	Viatris Inc.	735,419	7,818
*	Natera Inc.	72,063	7,804
	Bio-Techne Corp.	97,443	6,982
*	Insmed Inc.	99,370	6,658
*	Charles River Laboratories International Inc.	31,474	6,502
	Universal Health Services Inc. Class B	34,898	6,454
*	Medpace Holdings Inc.	15,337	6,317
*	Incyte Corp.	103,264	6,260
	Royalty Pharma plc Class A	236,869	6,246
*	Catalent Inc.	106,154	5,969
	Teleflex Inc.	28,042	5,898
	Encompass Health Corp.	62,516	5,363
*	Henry Schein Inc.	78,620	5,040
	Chemed Corp.	9,256	5,022
*	Exact Sciences Corp.	113,367	4,790
*	Globus Medical Inc. Class A	69,747	4,777
*	HealthEquity Inc.	53,712	4,630
*	Solventum Corp.	85,702	4,532
*	Vaxcyte Inc.	59,965	4,528
*	Elanco Animal Health Inc. (XNYS)	305,506	4,408
	Ensign Group Inc.	35,422	4,381
*	Intra-Cellular Therapies Inc.	62,545	4,284
*	Blueprint Medicines Corp.	38,952	4,198
	Bruker Corp.	65,293	4,166
*	Halozyme Therapeutics Inc.	79,269	4,151
*	Repligen Corp.	32,839	4,140
*	Penumbra Inc.	22,865	4,115
*	DaVita Inc.	29,395	4,073
*	Ionis Pharmaceuticals Inc.	83,050	3,958
*	Masimo Corp.	31,280	3,939
*	Jazz Pharmaceuticals plc	36,505	3,896
*	Exelixis Inc.	172,563	3,877
*	Cytokinetics Inc.	70,562	3,823
*	Acadia Healthcare Co. Inc.	53,530	3,615
*	REVOLUTION Medicines Inc.	92,563	3,592
*	Glaukos Corp.	29,743	3,520
*	Viking Therapeutics Inc.	64,795	3,435
*	Lantheus Holdings Inc.	42,287	3,395
*	Bio-Rad Laboratories Inc. Class A	12,379	3,381
	Organon & Co.	156,831	3,246
	Dentsply Sirona Inc.	127,115	3,166
*	Madrigal Pharmaceuticals Inc.	11,293	3,164
*	Option Care Health Inc.	106,950	2,963
*	Krystal Biotech Inc.	16,108	2,958

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	TransMedics Group Inc.	19,405	2,923
*	Merit Medical Systems Inc.	33,784	2,904
*	Haemonetics Corp.	30,966	2,562
*	Avidity Biosciences Inc.	62,097	2,537
*	Alkermes plc	105,177	2,535
*	Apellis Pharmaceuticals Inc.	64,730	2,483
*	Inspire Medical Systems Inc.	18,164	2,431
*	Integer Holdings Corp.	20,997	2,431
*	RadNet Inc.	41,022	2,417
	Select Medical Holdings Corp.	64,749	2,270
*	Bridgebio Pharma Inc.	86,345	2,187
	Perrigo Co. plc	84,061	2,159
*	Prestige Consumer Healthcare Inc.	31,225	2,150
*	Ultragenyx Pharmaceutical Inc.	51,871	2,132
*	Crinetics Pharmaceuticals Inc.	47,058	2,108
*	Axonics Inc.	31,164	2,095
*	Guardant Health Inc.	71,003	2,051
*	iRhythm Technologies Inc.	18,093	1,948
*	Hims & Hers Health Inc.	95,935	1,937
*	Arrowhead Pharmaceuticals Inc.	74,121	1,926
*	Neogen Corp.	122,308	1,912
*	Axsome Therapeutics Inc.	23,665	1,905
*	Cerevel Therapeutics Holdings Inc.	45,626	1,866
*	PROCEPT BioRobotics Corp.	30,519	1,864
*	Amedisys Inc.	20,121	1,847
*	Nuvalent Inc. Class A	24,246	1,839
*	Dyne Therapeutics Inc.	51,245	1,808
*	Doximity Inc. Class A	64,535	1,805
*	Amicus Therapeutics Inc.	180,506	1,791
*	ICU Medical Inc.	14,583	1,732
*	Envista Holdings Corp.	103,208	1,716
*	Twist Bioscience Corp.	34,368	1,694
*	Azenta Inc.	31,390	1,652
*	Corcept Therapeutics Inc.	49,625	1,612
*	Tandem Diabetes Care Inc.	39,206	1,580
*	SpringWorks Therapeutics Inc.	41,594	1,567
*	Ideaya Biosciences Inc.	44,517	1,563
*	Rhythm Pharmaceuticals Inc.	37,890	1,556
*	Enovis Corp.	34,347	1,552
*	TG Therapeutics Inc.	85,919	1,529
*	Geron Corp. (XNGS)	353,705	1,500
*	Biohaven Ltd.	43,128	1,497
*	Celldex Therapeutics Inc.	40,210	1,488
*	Denali Therapeutics Inc.	63,945	1,485
*	PTC Therapeutics Inc.	48,340	1,478
*	ADMA Biologics Inc.	131,061	1,465
*	Agios Pharmaceuticals Inc.	33,867	1,460
*	Inari Medical Inc.	29,801	1,435
*	CorVel Corp.	5,601	1,424
*	Progyny Inc.	49,218	1,408
*	STAAR Surgical Co.	29,217	1,391
*	Arcellx Inc.	24,912	1,375
*	Vericel Corp.	29,706	1,363
	CONMED Corp.	19,470	1,350
*	Myriad Genetics Inc.	54,892	1,343
*	Evolent Health Inc. Class A	68,538	1,310
*	Intellia Therapeutics Inc.	58,314	1,305
*	RxSight Inc.	21,612	1,300
*	Fortrea Holdings Inc.	54,807	1,279
*	Iovance Biotherapeutics Inc.	156,679	1,257
*	agilon health Inc.	191,062	1,250
*	Integra LifeSciences Holdings Corp.	42,590	1,241
*	UFP Technologies Inc.	4,667	1,231
	Premier Inc. Class A	65,790	1,228
*	ACADIA Pharmaceuticals Inc.	74,982	1,218
	Patterson Cos. Inc.	49,110	1,185
*	Privia Health Group Inc.	67,918	1,180
*	Addus HomeCare Corp.	10,150	1,179
*	Protagonist Therapeutics Inc.	33,539	1,162
*	10X Genomics Inc. Class A	59,264	1,153

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Surgery Partners Inc.	47,182	1,122
*	Novocure Ltd.	64,633	1,107
*	R1 RCM Inc.	87,865	1,104
*	Beam Therapeutics Inc.	46,670	1,093
*	Immunovant Inc.	41,002	1,082
*	Astrana Health Inc.	26,523	1,076
*	Syndax Pharmaceuticals Inc.	52,009	1,068
*	Certara Inc.	76,944	1,066
*	NeoGenomics Inc.	76,045	1,055
*	Novavax Inc.	83,241	1,054
*	Teladoc Health Inc.	106,408	1,041
*	Catalyst Pharmaceuticals Inc.	66,539	1,031
*	Arvinas Inc.	38,458	1,024
*	QuidelOrtho Corp.	30,787	1,023
*	Veracyte Inc.	47,029	1,019
*	Ardelyx Inc.	135,378	1,003
*	Mirum Pharmaceuticals Inc.	29,258	1,000
	LeMaitre Vascular Inc.	11,999	987
*	Recursion Pharmaceuticals Inc. Class A	130,914	982
*	Dynavax Technologies Corp.	84,474	949
*	Sotera Health Co.	79,166	940
*	Rocket Pharmaceuticals Inc.	43,626	939
*	Vera Therapeutics Inc.	25,818	934
*	Amphastar Pharmaceuticals Inc.	23,273	931
*	Kymera Therapeutics Inc.	30,808	920
*	Apogee Therapeutics Inc.	23,234	914
*	Ligand Pharmaceuticals Inc.	10,756	906
*	Edgewise Therapeutics Inc.	49,752	896
*	MannKind Corp.	169,429	884
*	Akero Therapeutics Inc.	37,675	884
*	Supernus Pharmaceuticals Inc.	32,992	883
	National HealthCare Corp.	8,019	869
*	Keros Therapeutics Inc.	19,015	869
	US Physical Therapy Inc.	9,379	867
*	Warby Parker Inc. Class A	52,117	837
*	Kura Oncology Inc.	40,098	826
*	Avadel Pharmaceuticals plc	58,636	824
*	Nurix Therapeutics Inc.	36,669	765
*	Pacira BioSciences Inc.	26,575	760
*	Morphic Holding Inc.	22,065	752
*	Brookdale Senior Living Inc.	109,092	745
*	BioCryst Pharmaceuticals Inc.	120,175	743
*	Omnicell Inc.	27,209	737
*	ANI Pharmaceuticals Inc.	11,465	730
*	Xencor Inc.	36,783	696
*	Phreesia Inc.	31,718	672
*	Soleno Therapeutics Inc.	16,383	668
*	Janux Therapeutics Inc.	15,740	659
*	Vir Biotechnology Inc.	71,610	637
*	Owens & Minor Inc.	46,994	634
*	Artivion Inc.	24,411	626
*	AtriCure Inc.	26,906	613
*	Silk Road Medical Inc.	22,674	613
*	4D Molecular Therapeutics Inc.	29,224	613
*	Alphatec Holdings Inc.	58,458	611
*	BioLife Solutions Inc.	28,527	611
*	Ocular Therapeutix Inc.	88,325	604
*	Avanos Medical Inc.	30,152	601
*	Tarsus Pharmaceuticals Inc.	21,882	595
*	Disc Medicine Inc.	12,772	576
*	Collegium Pharmaceutical Inc.	17,681	569
*	Longboard Pharmaceuticals Inc.	20,983	567
*	Harmony Biosciences Holdings Inc.	18,439	556
*	Arcutis Biotherapeutics Inc.	59,532	554
*,1	Summit Therapeutics Inc. (XNMS)	70,842	553
*	Waystar Holding Corp.	25,668	552
*	Ironwood Pharmaceuticals Inc.	83,386	544
*	Amneal Pharmaceuticals Inc.	84,839	539
*,1	ImmunityBio Inc.	84,051	531
*	Innoviva Inc.	31,943	524

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Day One Biopharmaceuticals Inc.	37,911	522
*	Cullinan Therapeutics Inc.	29,600	516
*	Arcus Biosciences Inc.	33,559	511
*	Spyre Therapeutics Inc.	21,622	508
*	Alignment Healthcare Inc.	64,720	506
*	Healthcare Services Group Inc.	47,777	505
*	Maravai LifeSciences Holdings Inc. Class A	69,765	500
*,1	Enliven Therapeutics Inc.	21,240	496
*	MiMedx Group Inc.	71,274	494
*	Relay Therapeutics Inc.	72,269	471
*	CG oncology Inc.	14,777	467
*,1	Neumora Therapeutics Inc.	47,203	464
*	AdaptHealth Corp.	46,016	460
*	Kiniksa Pharmaceuticals	24,598	459
*	Cogent Biosciences Inc.	53,924	455
*	Viridian Therapeutics Inc.	33,803	440
	Embecta Corp.	34,896	436
*	Sana Biotechnology Inc.	79,570	434
*	CareDx Inc.	27,405	426
*	Stoke Therapeutics Inc.	31,503	426
*	Praxis Precision Medicines Inc.	10,256	424
*	Pennant Group Inc.	17,955	416
*	Pliant Therapeutics Inc.	38,278	411
*	PACS Group Inc.	13,923	411
*	Harrow Inc.	19,539	408
	Atrion Corp.	887	401
*	Immunome Inc.	32,942	399
*	Castle Biosciences Inc.	18,297	398
	HealthStream Inc.	14,240	397
*	Pediatrix Medical Group Inc.	51,416	388
*	89bio Inc.	47,908	384
*	iTeos Therapeutics Inc.	25,715	382
*	PetIQ Inc.	17,047	376
*	Varex Imaging Corp.	25,472	375
*	Travere Therapeutics Inc.	45,611	375
*	Cytek Biosciences Inc.	66,622	372
*	Dianthus Therapeutics Inc.	14,364	372
*	Liquidia Corp.	30,940	371
*	BrightSpring Health Services Inc.	32,144	365
*	Evolus Inc.	33,319	362
*	Arcturus Therapeutics Holdings Inc.	14,857	362
*	GoodRx Holdings Inc. Class A	45,571	355
*	Standard Bio Tools Inc.	198,496	351
*	Olema Pharmaceuticals Inc.	31,986	346
*	Celcuity Inc.	20,552	337
*	Zymeworks Inc.	39,524	336
*	Surmodics Inc.	7,891	332
*	Perspective Therapeutics Inc.	33,172	331
*	Sage Therapeutics Inc.	30,333	329
*,1	Phathom Pharmaceuticals Inc.	31,417	324
*	Zimvie Inc.	17,673	323
*	LifeStance Health Group Inc.	65,490	322
*	REGENXBIO Inc.	27,428	321
*	Savara Inc.	78,861	318
*	Scholar Rock Holding Corp.	37,933	316
*	Cargo Therapeutics Inc.	19,086	313
*	Tango Therapeutics Inc.	35,263	303
*	Orthofix Medical Inc.	22,667	301
*,1	Cassava Sciences Inc.	24,298	300
*,1	Ocugen Inc.	193,451	300
*	ARS Pharmaceuticals Inc.	35,296	300
*	AnaptysBio Inc.	11,911	298
*	SI-BONE Inc.	22,665	293
*	Applied Therapeutics Inc.	62,558	292
*,1	Ginkgo Bioworks Holdings Inc.	853,719	285
*	Replimune Group Inc.	31,530	284
*	Erasca Inc.	120,187	284
*	Heron Therapeutics Inc.	80,344	281
*	Corbus Pharmaceuticals Holdings Inc.	6,217	281
*	Adaptive Biotechnologies Corp.	77,298	280

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Quanterix Corp.	21,088	279
*	Avid Bioservices Inc.	38,920	278
*	Community Health Systems Inc.	82,139	276
*	Enhabit Inc.	30,897	276
*	KalVista Pharmaceuticals Inc.	23,274	274
*	Arbutus Biopharma Corp.	88,397	273
*	Nuvation Bio Inc.	93,148	272
	National Research Corp.	11,753	270
*	Astria Therapeutics Inc.	29,189	266
*	Anika Therapeutics Inc.	10,403	264
*	ORIC Pharmaceuticals Inc.	37,327	264
*	Y-mAbs Therapeutics Inc.	21,582	261
*	Voyager Therapeutics Inc.	32,198	255
*	EyePoint Pharmaceuticals Inc.	29,218	254
*,1	Altimmune Inc.	37,918	252
*	GRAIL Inc.	16,348	251
*	OrthoPediatrics Corp.	8,645	249
*	Editas Medicine Inc.	53,210	248
*	Sharecare Inc.	183,489	248
*	Fulgent Genetics Inc.	12,483	245
*	Humacyte Inc.	50,642	243
*	Annexon Inc.	49,263	241
*	Fulcrum Therapeutics Inc.	38,618	239
*	Esperion Therapeutics Inc.	106,732	237
*,1	Clover Health Investments Corp.	191,004	235
*	Pacific Biosciences of California Inc.	170,192	233
*	Tyra Biosciences Inc.	14,522	232
*	MaxCyte Inc.	59,027	231
*	Neurogene Inc.	6,350	231
*	Health Catalyst Inc.	35,925	230
*	Axogen Inc.	30,620	222
*	Alector Inc.	47,602	216
*	Acelyrin Inc.	48,699	215
	iRadimed Corp.	4,795	211
	Phibro Animal Health Corp. Class A	12,458	209
*	Cabaletta Bio Inc.	26,418	198
*	Taysha Gene Therapies Inc.	88,081	197
*	Vanda Pharmaceuticals Inc.	34,519	195
*	Cerus Corp.	108,919	192
*	Verve Therapeutics Inc.	39,284	192
*	Tactile Systems Technology Inc.	16,032	191
*	C4 Therapeutics Inc.	41,410	191
*	Anavex Life Sciences Corp.	44,887	189
*	Emergent BioSolutions Inc.	27,655	189
*	OraSure Technologies Inc.	44,457	189
*	Treace Medical Concepts Inc.	28,160	187
*,1	OPKO Health Inc.	148,977	186
	LENZ Therapeutics Inc.	10,606	183
*	Agenus Inc.	10,885	182
*	Lyell Immunopharma Inc.	124,919	181
*	Theravance Biopharma Inc.	21,171	180
*	Larimar Therapeutics Inc.	24,109	175
*	HilleVax Inc.	12,134	175
*	Nevro Corp.	20,620	174
*	TScan Therapeutics Inc.	29,605	173
*	Xeris Biopharma Holdings Inc.	76,499	172
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $862)	98,337	171
	SIGA Technologies Inc.	22,419	170
*	Inozyme Pharma Inc.	37,862	169
*	Atea Pharmaceuticals Inc.	50,507	167
*	OmniAb Inc.	44,629	167
	Tourmaline Bio Inc.	12,971	167
*	Terns Pharmaceuticals Inc.	24,331	166
*	Fate Therapeutics Inc.	50,020	164
*	MacroGenics Inc.	38,497	164
*	DocGo Inc.	52,945	164
*	Allogene Therapeutics Inc.	69,884	163
*	Prime Medicine Inc.	31,328	161
*	Accolade Inc.	44,784	160
*	Talkspace Inc.	69,527	160

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	GeneDx Holdings Corp.	6,125	160
*	PepGen Inc.	9,957	159
*	Omeros Corp.	38,792	158
*	Entrada Therapeutics Inc.	11,120	158
*	Zentalis Pharmaceuticals Inc.	38,041	156
*	Jasper Therapeutics Inc.	6,874	156
*	Black Diamond Therapeutics Inc.	33,144	154
*	Enanta Pharmaceuticals Inc.	11,703	152
*	ProKidney Corp.	61,792	152
*	Delcath Systems Inc.	17,705	148
*	Absci Corp.	47,736	147
*	ModivCare Inc.	5,518	145
*	AngioDynamics Inc.	23,643	143
*,1	ArriVent Biopharma Inc.	7,689	143
*	Pulmonx Corp.	22,314	141
*	Nektar Therapeutics	113,006	140
*	Aura Biosciences Inc.	18,524	140
*	Mineralys Therapeutics Inc.	12,000	140
*,1	Verrica Pharmaceuticals Inc.	19,042	139
*,1	Zynex Inc.	14,348	134
*	Tenaya Therapeutics Inc.	42,431	132
*	Paragon 28 Inc.	19,343	132
*	2seventy bio Inc.	34,359	132
*	Revance Therapeutics Inc.	50,445	130
*	Gossamer Bio Inc.	143,151	129
*	Abeona Therapeutics Inc.	30,505	129
*	Lexicon Pharmaceuticals Inc.	75,792	127
*	Actinium Pharmaceuticals Inc.	17,022	126
*	scPharmaceuticals Inc.	29,040	126
*	Outset Medical Inc.	32,832	126
*	Third Harmonic Bio Inc.	9,652	125
*	Precigen Inc.	78,380	124
*	Avita Medical Inc.	15,718	124
*	Nkarta Inc.	20,986	124
*	Inovio Pharmaceuticals Inc.	15,208	123
*	Aldeyra Therapeutics Inc.	36,996	122
*	CorMedix Inc.	28,161	122
*	ALX Oncology Holdings Inc.	20,243	122
*	Poseida Therapeutics Inc.	41,835	122
*	Codexis Inc.	38,749	120
*	Bluebird Bio Inc.	119,835	118
*,1	Coherus Biosciences Inc.	67,253	116
	Utah Medical Products Inc.	1,742	116
*	Korro Bio Inc.	3,430	116
*	Lexeo Therapeutics Inc.	7,219	116
*,1	Pulse Biosciences Inc.	10,205	114
*	Inmune Bio Inc.	12,972	114
*,1	Renovaro Inc.	64,442	113
*	Inogen Inc.	13,936	113
*	Sutro Biopharma Inc.	38,073	112
*	Akebia Therapeutics Inc.	107,700	110
*	Zevra Therapeutics Inc.	22,379	110
*	Sight Sciences Inc.	16,433	110
*	Sonida Senior Living Inc.	4,000	110
*	Orchestra BioMed Holdings Inc.	13,174	107
*	Context Therapeutics Inc.	53,125	107
*	Pyxis Oncology Inc.	32,121	106
*	Contineum Therapeutics Inc. Class A	6,016	106
*	Mersana Therapeutics Inc.	51,785	104
*	Monte Rosa Therapeutics Inc.	27,915	104
*	ChromaDex Corp.	37,499	102
*	XOMA Corp.	4,219	100
*,1	Senseonics Holdings Inc.	247,454	99
*	Aquestive Therapeutics Inc.	38,200	99
*	NeuroPace Inc.	13,081	99
*	Kyverna Therapeutics Inc.	13,137	99
*	OptimizeRx Corp.	9,766	98
*	aTyr Pharma Inc.	62,500	98
*	CVRx Inc.	8,150	98
*	Puma Biotechnology Inc.	29,844	97

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	ClearPoint Neuro Inc.	18,039	97
*	Atossa Therapeutics Inc.	81,493	97
*	Biote Corp. Class A	12,979	97
*	Optinose Inc.	92,057	96
*	Accuray Inc.	51,997	95
*	Lineage Cell Therapeutics Inc.	93,589	93
*	Viemed Healthcare Inc.	14,170	93
*	Fennec Pharmaceuticals Inc.	15,135	92
*	Acumen Pharmaceuticals Inc.	37,879	92
*	Semler Scientific Inc.	2,681	92
*,2	PDL BioPharma Inc.	76,234	91
*	Zomedica Corp.	624,670	91
*	Solid Biosciences Inc.	16,026	91
*	Adicet Bio Inc.	74,074	90
*	Design Therapeutics Inc.	26,954	90
*	CervoMed Inc.	5,260	90
*	Rigel Pharmaceuticals Inc.	10,993	90
*	Electromed Inc.	5,886	88
*	Organogenesis Holdings Inc.	31,293	88
*	Sanara Medtech Inc.	3,119	88
*,1	Candel Therapeutics Inc.	14,245	88
*	Trevi Therapeutics Inc.	29,030	87
*	Allakos Inc.	86,207	86
*	Multiplan Corp.	221,217	86
*	Syros Pharmaceuticals Inc.	16,667	86
*	908 Devices Inc.	16,493	85
*,1	Capricor Therapeutics Inc.	17,890	85
*	Aveanna Healthcare Holdings Inc.	30,960	85
*	Galectin Therapeutics Inc.	37,318	84
*	Nautilus Biotechnology Inc.	35,652	83
*	Innovage Holding Corp.	16,618	82
*	Adverum Biotechnologies Inc.	11,896	82
*	Lifecore Biomedical Inc.	15,740	81
*	Werewolf Therapeutics Inc.	33,223	81
*	Sera Prognostics Inc. Class A	13,486	80
*	Cartesian Therapeutics Inc.	2,978	80
*,1	SELLAS Life Sciences Group Inc.	66,667	79
*	Achieve Life Sciences Inc.	16,807	79
*	Regulus Therapeutics Inc.	44,354	79
*	Alto Neuroscience Inc.	7,395	79
*	Inhibrx Biosciences Inc.	5,545	79
*	Immunic Inc.	69,930	78
*	Caribou Biosciences Inc.	47,861	78
*	Cellectar Biosciences Inc.	31,133	78
*	Assertio Holdings Inc.	61,718	77
*	Shattuck Labs Inc.	19,773	76
*	TruBridge Inc.	7,530	75
*	Foghorn Therapeutics Inc.	13,035	75
*,1	Biomea Fusion Inc.	16,764	75
*	Karyopharm Therapeutics Inc.	82,696	72
*	Rapt Therapeutics Inc.	23,728	72
*	Tela Bio Inc.	15,228	72
*	FONAR Corp.	4,446	71
*	Bioventus Inc. Class A	12,123	70
*	Vistagen Therapeutics Inc.	19,877	69
*	Harvard Bioscience Inc.	23,454	67
*	Joint Corp.	4,739	67
*	X4 Pharmaceuticals Inc.	113,447	66
*	Ventyx Biosciences Inc.	28,521	66
*,1	Butterfly Network Inc.	76,706	65
*	KORU Medical Systems Inc.	24,313	64
*	Stereotaxis Inc.	34,931	64
*	Generation Bio Co.	22,634	64
*	Amylyx Pharmaceuticals Inc.	33,909	64
*,1	IGM Biosciences Inc.	9,125	63
*	Myomo Inc.	19,705	63
*	Cardiff Oncology Inc.	27,727	62
*	Elevation Oncology Inc.	22,779	62
*	23andMe Holding Co. Class A	157,884	62
*	Coya Therapeutics Inc.	10,246	62

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Relmada Therapeutics Inc.	20,223	61
*	enVVeno Medical Corp.	11,710	61
*	Sensus Healthcare Inc.	11,106	59
*	InfuSystem Holdings Inc.	8,558	58
*	Athira Pharma Inc.	21,370	57
*	Verastem Inc.	19,056	57
*	G1 Therapeutics Inc.	24,498	56
*	XBiotech Inc.	10,814	56
*	Seer Inc.	33,292	56
*	CytomX Therapeutics Inc.	44,926	55
*	Asensus Surgical Inc.	165,733	55
*	FibroGen Inc.	60,918	54
*,1	Rani Therapeutics Holdings Inc. Class A	14,248	54
*	Corvus Pharmaceuticals Inc.	29,109	53
*	Prelude Therapeutics Inc.	13,754	52
*	Compass Therapeutics Inc.	51,820	52
*	Eton Pharmaceuticals Inc.	15,500	51
*	Quantum-Si Inc.	48,893	51
*	Pro-Dex Inc.	2,523	50
*	Vaxart Inc.	74,704	50
*	Sagimet Biosciences Inc. Class A	14,259	49
*	American Well Corp. Class A	147,109	48
*	Diamedica Therapeutics Inc.	15,764	47
*	Gritstone bio Inc.	76,402	47
*	Anixa Biosciences Inc.	21,079	47
*	PMV Pharmaceuticals Inc.	29,279	47
*	Rezolute Inc.	10,875	47
*	Invivyd Inc.	42,890	47
*,1	PDS Biotechnology Corp.	15,731	46
*,1	Citius Pharmaceuticals Inc.	78,774	46
*	Kodiak Sciences Inc.	19,198	45
*	Aclaris Therapeutics Inc.	40,404	44
*	Chimerix Inc.	50,447	44
*,1	Seres Therapeutics Inc.	61,360	44
*	Clearside Biomedical Inc.	33,371	43
*	Vigil Neuroscience Inc.	10,718	43
*	Hyperfine Inc.	49,477	42
*	Eagle Pharmaceuticals Inc.	7,396	41
*	Marinus Pharmaceuticals Inc.	34,986	41
*	Enzo Biochem Inc.	36,523	40
*	Forian Inc.	14,566	39
*	Outlook Therapeutics Inc.	5,293	39
*	Sangamo Therapeutics Inc.	102,568	37
*	BioAtla Inc.	27,020	37
*	An2 Therapeutics Inc.	17,261	37
*	Acrivon Therapeutics Inc.	6,404	37
*,1	Omega Therapeutics Inc.	17,625	36
*	Lipocine Inc.	4,409	36
*	Nuvectis Pharma Inc.	5,612	36
*	Eledon Pharmaceuticals Inc.	13,263	35
*	Century Therapeutics Inc.	13,813	35
*	Dyadic International Inc.	23,051	34
*	Mural Oncology plc	10,902	34
*	Neuronetics Inc.	18,525	33
*	Ocuphire Pharma Inc.	21,645	33
*	Carisma Therapeutics Inc.	21,948	33
*	Cidara Therapeutics Inc.	2,739	33
*	Scynexis Inc.	15,858	32
*,1	CEL–SCI Corp.	26,315	31
*	Lensar Inc.	6,985	31
*	Q32 Bio Inc.	1,713	31
*	Personalis Inc.	24,439	29
*	Ovid therapeutics Inc.	37,897	29
*	Co.-Diagnostics Inc.	22,364	28
*	Vor BioPharma Inc.	28,015	28
*	Lantern Pharma Inc.	5,987	28
*	Milestone Scientific Inc.	37,457	26
*	Kezar Life Sciences Inc.	43,585	26
*,1	Annovis Bio Inc.	4,518	26
*	Apyx Medical Corp.	18,313	25

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Passage Bio Inc.	30,974	25
*	ElectroCore Inc.	3,704	24
*,1	Tempus AI Inc.	674	24
*	Matinas BioPharma Holdings Inc.	146,195	23
*	Immuneering Corp. Class A	17,649	23
*	Genelux Corp.	11,202	22
*	CytoSorbents Corp.	29,596	21
*	CareCloud Inc.	11,111	21
*	Durect Corp.	15,978	21
*	Curis Inc.	3,056	21
*	iCAD Inc.	15,565	20
*,2	Tobira Therapeutics Inc. CVR	4,500	20
*	Atara Biotherapeutics Inc.	2,403	20
*	Bioxcel Therapeutics Inc.	15,053	19
*	Inotiv Inc.	11,713	19
*	Rapport Therapeutics Inc.	822	19
*	Alumis Inc.	1,395	19
*	Exagen Inc.	9,919	18
*	Cocrystal Pharma Inc.	7,576	18
*	Augmedix Inc.	20,408	18
*,1	Cutera Inc.	11,232	17
*	AIM ImmunoTech Inc.	43,668	16
*	Ekso Bionics Holdings Inc.	14,085	15
*	IRIDEX Corp.	7,102	15
*	Viracta Therapeutics Inc.	28,450	15
*	Rallybio Corp.	11,052	15
*	Lumos Pharma Inc.	5,932	14
*,2	Inhibrx Inc.	22,181	14
*	Oncology Institute Inc.	29,068	13
*	Oncternal Therapeutics Inc.	1,701	13
*	Equillium Inc.	17,857	12
	Mei Pharma Inc.	4,079	12
*	BrainStorm Cell Therapeutics Inc.	33,748	11
*	Quince Therapeutics Inc.	14,974	11
*	Spruce Biosciences Inc.	19,531	10
*	NeueHealth Inc.	1,899	10
*	Cara Therapeutics Inc.	33,488	9
*	Sensei Biotherapeutics Inc.	15,072	9
*	TherapeuticsMD Inc.	5,486	9
*,2	Spectrum Pharmaceuticals Inc. CVR	109,299	9
*	AEON Biopharma Inc.	8,299	9
*	Alpha Teknova Inc.	5,588	8
*	Dominari Holdings Inc.	4,463	8
*	Strata Skin Sciences Inc.	2,117	7
*	Traws Pharma Inc. (XNCM)	12,744	6
*	Rapid Micro Biosystems Inc. Class A	7,185	5
*	Precipio Inc.	933	5
*	Alaunos Therapeutics Inc.	7,309	5
*	Aprea Therapeutics Inc.	996	4
*	Metagenomi Inc.	776	3
*	Boundless Bio Inc.	773	3
*,2	Surface Oncology Inc. CVR	15,512	1
*,2	Synergy Pharmaceuticals LLC	412,534	—
*,2	OmniAb Inc. 12.5 Earnout	3,939	—
*,2	OmniAb Inc. 15 Earnout	3,939	—
*,2	Traws Pharma Inc.	14,441	—
			3,658,349
Industrials (12.1%)
	Visa Inc. Class A	967,572	253,959
	Mastercard Inc. Class A	510,248	225,101
	Accenture plc Class A	385,972	117,108
	General Electric Co.	637,837	101,397
	Caterpillar Inc.	299,950	99,913
	Honeywell International Inc.	399,123	85,229
	Union Pacific Corp.	374,763	84,794
	RTX Corp.	816,980	82,017
	Eaton Corp. plc	244,896	76,787
	American Express Co.	309,195	71,594
	Lockheed Martin Corp.	147,239	68,775

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Boeing Co.	376,342	68,498
	United Parcel Service Inc. Class B (XNYS)	447,023	61,175
	Deere & Co.	160,620	60,012
	Automatic Data Processing Inc.	251,371	60,000
*	Fiserv Inc.	358,173	53,382
	Trane Technologies plc	138,837	45,668
	General Dynamics Corp.	151,525	43,963
	Sherwin-Williams Co.	139,637	41,672
	TransDigm Group Inc.	32,516	41,543
	Illinois Tool Works Inc.	173,982	41,227
	FedEx Corp.	135,622	40,665
	CSX Corp.	1,197,964	40,072
	Parker-Hannifin Corp.	78,663	39,789
	Emerson Electric Co.	350,254	38,584
*	PayPal Holdings Inc.	639,500	37,110
	Cintas Corp.	52,859	37,015
	Northrop Grumman Corp.	81,701	35,618
	3M Co.	340,556	34,801
	Carrier Global Corp.	526,761	33,228
	PACCAR Inc.	321,330	33,078
	Capital One Financial Corp.	221,349	30,646
	Norfolk Southern Corp.	137,960	29,619
*	GE Vernova Inc.	167,853	28,788
	Johnson Controls International plc	414,884	27,577
	United Rentals Inc.	40,986	26,507
	L3Harris Technologies Inc.	116,688	26,206
	Fidelity National Information Services Inc.	338,675	25,523
	WW Grainger Inc.	27,034	24,391
	Ferguson plc	124,019	24,016
	Otis Worldwide Corp.	248,119	23,884
	AMETEK Inc.	142,515	23,759
	Paychex Inc.	199,016	23,595
	Verisk Analytics Inc.	87,291	23,529
	Cummins Inc.	84,211	23,321
	Quanta Services Inc.	89,952	22,856
	Dow Inc.	429,037	22,760
	Ingersoll Rand Inc. (XYNS)	245,837	22,332
*	Block Inc. (XNYS)	342,391	22,081
*	Fair Isaac Corp.	14,434	21,487
	Old Dominion Freight Line Inc.	120,583	21,295
	Martin Marietta Materials Inc.	37,603	20,373
	Vulcan Materials Co.	81,366	20,234
	Xylem Inc.	149,177	20,233
	Howmet Aerospace Inc.	251,445	19,520
	Rockwell Automation Inc.	70,282	19,347
	DuPont de Nemours Inc.	232,275	18,696
	Equifax Inc.	76,021	18,432
*	Mettler-Toledo International Inc.	13,123	18,341
	PPG Industries Inc.	144,717	18,218
	Westinghouse Air Brake Technologies Corp.	107,580	17,003
	Fortive Corp.	216,278	16,026
	Global Payments Inc.	157,178	15,199
	Dover Corp.	84,092	15,174
*	Keysight Technologies Inc.	107,329	14,677
	Veralto Corp.	144,674	13,812
*	Axon Enterprise Inc.	44,198	13,005
	Booz Allen Hamilton Holding Corp.	79,682	12,263
	Hubbell Inc.	33,148	12,115
	HEICO Corp. Class A	67,050	11,903
	Carlisle Cos. Inc.	29,278	11,864
	Synchrony Financial	246,169	11,617
	Ball Corp.	191,350	11,485
*	Teledyne Technologies Inc.	29,068	11,278
*	Corpay Inc.	41,262	10,993
	Expeditors International of Washington Inc.	86,574	10,804
	Jacobs Solutions Inc.	76,970	10,753
*	Waters Corp.	36,626	10,626
	Lennox International Inc.	19,761	10,572
*	Builders FirstSource Inc.	75,152	10,402
	EMCOR Group Inc.	28,345	10,348

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Textron Inc.	117,146	10,058
	Packaging Corp. of America	55,039	10,048
	Watsco Inc.	21,388	9,908
*	Zebra Technologies Corp. Class A	31,700	9,793
	IDEX Corp.	46,721	9,400
	Owens Corning	53,153	9,234
	TransUnion	120,117	8,908
	Masco Corp.	132,686	8,846
*	Trimble Inc.	150,847	8,435
	RPM International Inc.	77,699	8,367
	Snap-on Inc.	31,694	8,284
	Graco Inc.	103,424	8,199
	JB Hunt Transport Services Inc.	50,789	8,126
	Westrock Co.	158,784	7,980
	nVent Electric plc	102,682	7,866
	Pentair plc	101,679	7,796
*	Saia Inc.	16,412	7,784
	Advanced Drainage Systems Inc.	47,527	7,623
	Stanley Black & Decker Inc.	95,104	7,598
*	TopBuild Corp.	19,557	7,535
	Jack Henry & Associates Inc.	44,964	7,465
	Nordson Corp.	31,700	7,352
*	XPO Inc.	68,347	7,255
	AECOM	81,487	7,182
	Comfort Systems USA Inc.	22,119	6,727
	Tetra Tech Inc.	32,713	6,689
	Lincoln Electric Holdings Inc.	34,942	6,591
	Woodward Inc.	37,680	6,571
	ITT Inc.	50,545	6,529
	Allegion plc	52,580	6,212
	Curtiss-Wright Corp.	22,810	6,181
	FTAI Aviation Ltd.	58,615	6,051
	CH Robinson Worldwide Inc.	68,578	6,043
	A O Smith Corp.	73,785	6,034
	Toro Co.	63,938	5,979
	Huntington Ingalls Industries Inc.	24,250	5,974
*	Core & Main Inc. Class A	118,108	5,780
	AptarGroup Inc.	40,800	5,745
*	API Group Corp.	151,524	5,702
	Regal Rexnord Corp.	41,282	5,582
	Crown Holdings Inc.	74,815	5,565
	MKS Instruments Inc.	41,291	5,392
	BWX Technologies Inc.	56,353	5,354
	Donaldson Co. Inc.	71,884	5,144
*	Trex Co. Inc.	67,449	4,999
	Graphic Packaging Holding Co.	190,021	4,980
	Fortune Brands Innovations Inc.	76,601	4,974
	WESCO International Inc.	31,357	4,971
*	Generac Holdings Inc.	37,505	4,959
	Cognex Corp.	104,806	4,901
	Knight-Swift Transportation Holdings Inc.	94,142	4,700
*	FTI Consulting Inc.	21,783	4,695
*	Axalta Coating Systems Ltd.	136,828	4,675
	Acuity Brands Inc.	19,004	4,588
*	WEX Inc.	25,842	4,578
	Applied Industrial Technologies Inc.	23,569	4,572
*	Fluor Corp.	104,410	4,547
	Eagle Materials Inc.	20,737	4,509
	Crane Co.	30,236	4,384
	Oshkosh Corp.	40,499	4,382
	Simpson Manufacturing Co. Inc.	25,785	4,346
*	ATI Inc.	77,384	4,291
*	Kirby Corp.	35,784	4,284
	MSA Safety Inc.	22,742	4,268
*	WillScot Mobile Mini Holdings Corp.	111,881	4,211
*	MasTec Inc.	38,937	4,166
*	Affirm Holdings Inc.	137,397	4,151
	Allison Transmission Holdings Inc.	54,105	4,107
*	Middleby Corp.	33,295	4,082
	Landstar System Inc.	21,988	4,056

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Flowserve Corp.	81,892	3,939
	Berry Global Group Inc.	66,671	3,924
	Robert Half Inc.	61,054	3,906
	Littelfuse Inc.	15,234	3,894
*	SPX Technologies Inc.	27,163	3,861
*	Chart Industries Inc.	26,632	3,844
	AGCO Corp.	38,919	3,809
*	AZEK Co. Inc.	89,890	3,787
*	GXO Logistics Inc.	74,637	3,769
*	Mohawk Industries Inc.	33,136	3,764
	Vontier Corp.	96,067	3,670
	Genpact Ltd.	112,127	3,609
	AAON Inc.	40,697	3,550
*	Beacon Roofing Supply Inc.	39,023	3,532
	Sensata Technologies Holding plc	93,456	3,494
	Badger Meter Inc.	18,356	3,421
	Valmont Industries Inc.	12,368	3,394
*	Paylocity Holding Corp.	25,727	3,392
	Esab Corp.	35,414	3,344
*	Bill Holdings Inc.	62,594	3,294
	Louisiana-Pacific Corp.	39,907	3,286
	Federal Signal Corp.	38,230	3,199
	Maximus Inc.	37,133	3,182
	Ryder System Inc.	25,666	3,180
*	AeroVironment Inc.	17,242	3,141
	Sealed Air Corp.	90,275	3,141
	Watts Water Technologies Inc. Class A	16,980	3,114
	Air Lease Corp.	65,501	3,113
	MDU Resources Group Inc.	123,966	3,112
	Sonoco Products Co.	60,662	3,077
	Atkore Inc.	22,616	3,052
*	ExlService Holdings Inc.	96,716	3,033
	Brunswick Corp.	41,634	3,030
*	Modine Manufacturing Co.	30,147	3,020
	Installed Building Products Inc.	14,633	3,010
	Armstrong World Industries Inc.	26,510	3,002
	Exponent Inc.	31,521	2,998
	Moog Inc. Class A	17,876	2,991
	GATX Corp.	22,252	2,945
*	Dycom Industries Inc.	17,037	2,875
*	Shift4 Payments Inc. Class A	38,545	2,827
*	Euronet Worldwide Inc.	26,770	2,771
*	Itron Inc.	27,861	2,757
*	Summit Materials Inc. Class A	74,220	2,717
*	Verra Mobility Corp.	97,402	2,649
	Encore Wire Corp.	9,125	2,645
	Brink's Co.	25,816	2,644
	Matson Inc.	19,880	2,604
	HB Fuller Co.	33,522	2,580
	CSW Industrials Inc.	9,664	2,564
*	ACI Worldwide Inc.	64,677	2,561
	EnerSys	24,655	2,552
	Zurn Elkay Water Solutions Corp.	84,890	2,496
	Western Union Co.	203,933	2,492
*	Knife River Corp.	35,386	2,482
*	Spirit AeroSystems Holdings Inc. Class A	71,815	2,361
	Belden Inc.	25,050	2,350
	Franklin Electric Co. Inc.	24,339	2,344
*	ASGN Inc.	26,345	2,323
	Herc Holdings Inc.	16,929	2,256
	Otter Tail Corp.	25,361	2,221
	Terex Corp.	39,579	2,171
*	CBIZ Inc.	29,288	2,170
	MSC Industrial Direct Co. Inc. Class A	27,221	2,159
	Kadant Inc.	7,346	2,158
*	Sterling Infrastructure Inc.	18,157	2,149
	Korn Ferry	31,768	2,133
	Silgan Holdings Inc.	49,703	2,104
	HEICO Corp.	9,233	2,065
*	Gates Industrial Corp. plc	128,958	2,039

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	ManpowerGroup Inc.	29,010	2,025
*	GMS Inc.	25,043	2,019
	Insperity Inc.	22,111	2,017
	ABM Industries Inc.	38,294	1,937
*	RXO Inc.	73,342	1,918
*	Alight Inc. Class A	258,299	1,906
	John Bean Technologies Corp.	20,028	1,902
	TriNet Group Inc.	18,813	1,881
	Crane NXT Co.	30,240	1,857
	Enpro Inc.	12,590	1,833
	ADT Inc.	235,768	1,792
	Griffon Corp.	27,435	1,752
*	Kratos Defense & Security Solutions Inc.	86,486	1,731
	Granite Construction Inc.	27,900	1,729
	ICF International Inc.	11,617	1,725
	International Seaways Inc.	29,068	1,719
	Brady Corp. Class A	25,561	1,688
	Mueller Water Products Inc. Class A	93,976	1,684
	Hillenbrand Inc.	41,976	1,680
	ESCO Technologies Inc.	15,903	1,670
*	Resideo Technologies Inc.	85,005	1,663
	Albany International Corp. Class A	19,139	1,616
	McGrath RentCorp.	15,167	1,616
	Hub Group Inc. Class A	36,365	1,566
	Trinity Industries Inc.	51,621	1,545
	UniFirst Corp.	8,985	1,541
	Primoris Services Corp.	30,782	1,536
*	Atmus Filtration Technologies Inc.	52,598	1,514
*	AAR Corp.	20,633	1,500
*	Marqeta Inc. Class A	272,760	1,495
	ArcBest Corp.	13,715	1,469
*	OSI Systems Inc.	10,350	1,423
*,1	Bloom Energy Corp. Class A	115,762	1,417
	Patrick Industries Inc.	13,043	1,416
	Bread Financial Holdings Inc.	31,115	1,386
*	Construction Partners Inc. Class A	24,908	1,375
*	MYR Group Inc.	9,927	1,347
*	Gibraltar Industries Inc.	19,485	1,336
*,1	Enovix Corp.	85,696	1,325
	Werner Enterprises Inc.	36,958	1,324
	AZZ Inc.	17,034	1,316
*	Aurora Innovation Inc.	472,076	1,308
	EVERTEC Inc.	39,138	1,301
*	Leonardo DRS Inc.	50,608	1,291
*	Mirion Technologies Inc.	119,791	1,287
*,1	Joby Aviation Inc.	250,564	1,278
	Barnes Group Inc.	30,810	1,276
	Enerpac Tool Group Corp.	32,630	1,246
*	AMN Healthcare Services Inc.	23,443	1,201
*	NCR Atleos Corp.	44,395	1,200
*	AvidXchange Holdings Inc.	98,040	1,182
	Napco Security Technologies Inc.	22,417	1,165
*	Masterbrand Inc.	78,934	1,159
	Kennametal Inc.	48,411	1,140
*	Flywire Corp.	69,351	1,137
	Standex International Corp.	6,996	1,127
*	Aspen Aerogels Inc.	47,107	1,124
	Alamo Group Inc.	6,471	1,119
*	Remitly Global Inc.	92,144	1,117
*	Janus International Group Inc.	87,331	1,103
	Tennant Co.	11,159	1,098
*	Hayward Holdings Inc.	88,435	1,088
*	Blue Bird Corp.	20,028	1,079
*	O-I Glass Inc.	95,882	1,067
*	Hillman Solutions Corp.	117,745	1,042
	UL Solutions Inc. Class A	24,068	1,015
*	Donnelley Financial Solutions Inc.	16,766	1,000
*	Huron Consulting Group Inc.	10,126	997
*	Rocket Lab USA Inc.	205,572	987
	Vestis Corp.	80,606	986

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Helios Technologies Inc.	20,521	980
	Greif Inc. Class A	16,274	935
	Greenbrier Cos. Inc.	18,675	925
*	CoreCivic Inc.	68,567	890
	H&E Equipment Services Inc.	19,935	881
*	Montrose Environmental Group Inc.	19,430	866
*	Payoneer Global Inc.	154,303	855
*	Mercury Systems Inc.	31,199	842
*	Cimpress plc	9,605	841
	Lindsay Corp.	6,823	838
	Apogee Enterprises Inc.	13,322	837
	VSE Corp.	9,486	837
	Powell Industries Inc.	5,828	836
*	American Woodmark Corp.	9,874	776
	REV Group Inc.	30,307	754
*	NV5 Global Inc.	8,087	752
*	JELD-WEN Holding Inc.	55,607	749
*	IES Holdings Inc.	5,289	737
*	Legalzoom.com Inc.	87,873	737
*	Triumph Group Inc.	47,051	725
	Kforce Inc.	11,142	692
	Marten Transport Ltd.	37,530	692
*	Transcat Inc.	5,625	673
	TriMas Corp.	26,329	673
	CRA International Inc.	3,832	660
*	Thermon Group Holdings Inc.	21,459	660
	Deluxe Corp.	28,968	651
	Argan Inc.	8,407	615
*	Tutor Perini Corp.	27,501	599
	Columbus McKinnon Corp.	17,038	588
	Pitney Bowes Inc.	114,299	581
	Wabash National Corp.	26,208	572
*	Symbotic Inc.	15,956	561
	Barrett Business Services Inc.	16,176	530
	Quanex Building Products Corp.	19,124	529
*	Proto Labs Inc.	17,017	526
*	Repay Holdings Corp.	49,160	519
*,1	PureCycle Technologies Inc.	86,359	511
*	Air Transport Services Group Inc.	36,273	503
	Schneider National Inc. Class B	20,491	495
	FTAI Infrastructure Inc.	57,369	495
*	CECO Environmental Corp.	16,746	483
	Gorman-Rupp Co.	13,097	481
*	Vicor Corp.	14,371	477
*	Energy Recovery Inc.	35,629	474
	Hyster-Yale Inc.	6,645	463
*	BrightView Holdings Inc.	34,629	461
	First Advantage Corp.	28,615	460
*	Ducommun Inc.	7,832	455
	Cadre Holdings Inc.	13,564	455
*,1	Loar Holdings Inc.	8,392	448
*	BlueLinx Holdings Inc.	4,663	434
*	International Money Express Inc.	20,260	422
	United States Lime & Minerals Inc.	1,149	418
	Astec Industries Inc.	13,890	412
	Kelly Services Inc. Class A	19,243	412
*	DXP Enterprises Inc.	8,776	402
	Miller Industries Inc.	7,283	401
*,1	Archer Aviation Inc. Class A	113,841	401
	Heidrick & Struggles International Inc.	12,584	397
*	Limbach Holdings Inc.	6,661	379
	Insteel Industries Inc.	11,953	370
	Ennis Inc.	16,126	353
	Bel Fuse Inc. Class B	5,374	351
*	ZipRecruiter Inc. Class A	38,262	348
*	V2X Inc.	7,230	347
*	Astronics Corp.	17,041	341
	Douglas Dynamics Inc.	14,578	341
*	Conduent Inc.	101,647	331
*	Great Lakes Dredge & Dock Corp.	37,713	331

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Sterling Check Corp.	21,909	324
*	Cross Country Healthcare Inc.	23,241	322
	Heartland Express Inc.	25,883	319
	Forward Air Corp.	16,489	314
*	Franklin Covey Co.	8,091	307
*	I3 Verticals Inc. Class A	13,769	304
	Cass Information Systems Inc.	7,379	296
*	Moneylion Inc.	3,989	293
	Myers Industries Inc.	21,571	289
*	Green Dot Corp. Class A	29,907	283
	National Presto Industries Inc.	3,667	276
	Mesa Laboratories Inc.	3,152	273
	Allient Inc.	10,232	259
*	Vishay Precision Group Inc.	8,456	257
	LSI Industries Inc.	17,579	254
	Covenant Logistics Group Inc.	5,048	249
*	Bowman Consulting Group Ltd.	7,838	249
*	Titan International Inc.	33,024	245
*,1	Nikola Corp.	29,336	240
	Shyft Group Inc.	19,881	236
*	Cantaloupe Inc.	35,562	235
*	Willdan Group Inc.	8,044	232
*	Centuri Holdings Inc.	11,878	231
	Overseas Shipholding Group Inc. Class A	26,973	229
*	Manitowoc Co. Inc.	19,161	221
	Resources Connection Inc.	19,832	219
	Luxfer Holdings plc	18,711	217
	Pactiv Evergreen Inc.	18,289	207
*	TrueBlue Inc.	20,004	206
*	CryoPort Inc.	29,013	200
*	FARO Technologies Inc.	11,786	189
*	Hudson Technologies Inc.	21,345	188
*	Paymentus Holdings Inc. Class A	9,843	187
*	Titan Machinery Inc.	11,692	186
*	Sezzle Inc.	2,038	180
	Universal Logistics Holdings Inc.	4,361	177
	Park-Ohio Holdings Corp.	6,642	172
*	Custom Truck One Source Inc.	39,574	172
*	Ranpak Holdings Corp.	26,360	169
*	L B Foster Co. Class A	7,361	158
*	Target Hospitality Corp.	17,802	155
*	Evolv Technologies Holdings Inc.	59,908	153
*	Radiant Logistics Inc.	26,231	149
*	Proficient Auto Logistics Inc.	9,230	148
	Kronos Worldwide Inc.	11,549	145
	Alta Equipment Group Inc.	18,039	145
*	Graham Corp.	5,076	143
*	Distribution Solutions Group Inc.	4,741	142
*	Performant Financial Corp.	48,067	139
*	Orion Group Holdings Inc.	14,526	138
*	Blade Air Mobility Inc.	39,231	137
*	Forrester Research Inc.	7,883	135
*	Iteris Inc.	31,082	135
	Quad/Graphics Inc.	24,803	135
*	TaskUS Inc. Class A	10,175	135
	Willis Lease Finance Corp.	1,855	129
	Park Aerospace Corp.	9,373	128
*	Aersale Corp.	18,559	128
*	Hyliion Holdings Corp.	77,730	126
*	Priority Technology Holdings Inc.	23,095	122
*	Concrete Pumping Holdings Inc.	20,120	121
*	Mistras Group Inc.	14,053	117
	Karat Packaging Inc.	3,954	117
*	Atlanticus Holdings Corp.	3,953	111
	Bel Fuse Inc. Class A	1,376	111
*,1	Terran Orbital Corp.	134,210	110
*	Ultralife Corp.	10,215	108
*	Byrna Technologies Inc.	10,623	106
	Twin Disc Inc.	8,786	104
*	RCM Technologies Inc.	5,165	97

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Commercial Vehicle Group Inc.	19,461	95
*	CPI Card Group Inc.	3,492	95
*	VirTra Inc.	12,270	94
*,1	Spire Global Inc.	8,579	93
*	Odyssey Marine Exploration Inc.	18,868	92
*,1	Eos Energy Enterprises Inc.	72,392	92
*	CS Disco Inc.	15,513	92
*	M-Tron Industries Inc.	2,470	87
*,1	Virgin Galactic Holdings Inc.	10,305	87
*	Mayville Engineering Co. Inc.	5,146	86
*	Redwire Corp.	11,752	84
	Information Services Group Inc.	28,385	83
*	Core Molding Technologies Inc.	5,108	81
	ARC Document Solutions Inc.	30,422	80
*	Skye Bioscience Inc.	9,542	76
*	Gencor Industries Inc.	3,872	75
	BGSF Inc.	8,582	73
	Hurco Cos. Inc.	4,743	72
*	Acacia Research Corp.	14,186	71
*	SoundThinking Inc.	5,845	71
	TTEC Holdings Inc.	11,861	70
*	Rekor Systems Inc.	44,389	69
*	DHI Group Inc.	32,589	68
*	Smith-Midland Corp.	2,459	68
*	BlackSky Technology Inc.	62,575	67
*	Alpha Pro Tech Ltd.	12,073	66
	EVI Industries Inc.	3,388	64
*,1	Desktop Metal Inc. Class A	15,609	64
	Hirequest Inc.	4,907	61
*	Luna Innovations Inc.	18,173	58
*	PAM Transportation Services Inc.	3,326	58
*	Intuitive Machines Inc.	16,807	55
*	Manitex International Inc.	12,275	54
*	Babcock & Wilcox Enterprises Inc.	34,947	51
*	Frequency Electronics Inc.	5,508	50
*,1	Wrap Technologies Inc.	23,362	47
*	Hudson Global Inc.	2,857	47
*,1	Microvast Holdings Inc.	99,839	46
*	374Water Inc.	36,898	44
*	Paysign Inc.	9,003	39
*	Danimer Scientific Inc.	54,745	33
*	LightPath Technologies Inc. Class A	25,635	32
*	Markforged Holding Corp.	71,461	29
*	RF Industries Ltd.	8,155	28
*	Izea Worldwide Inc.	10,892	26
*	Usio Inc.	16,474	25
*	Orion Energy Systems Inc.	20,324	23
*	ClearSign Technologies Corp.	20,576	17
*	Amprius Technologies Inc.	13,135	17
*	Hydrofarm Holdings Group Inc.	23,262	16
*	Hyzon Motors Inc.	51,124	16
	INNOVATE Corp.	25,298	15
*	Sarcos Technology & Robotics Corp.	8,758	14
*	Taylor Devices Inc.	123	6
*	FreightCar America Inc.	382	1
			3,886,197
Other (0.0%)[4]
*,2	Lubys Inc.	14,037	12
*,2	Spirit MTA REIT	58,489	5
*,2	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,2	Aduro Biotech Inc. CVR	11,427	2
*,2	Strongbridge Biopharm CVR	45,385	2
*,2	Adamas Pharmaceuticals Inc. CVR 2024	30,505	2
*,2	Adamas Pharmaceuticals Inc. CVR 2025	30,505	2
*,2	miRagen Therapeutics Inc. CVR	67,673	1
*,2	SRAX Inc.	7,380	1
*,2	Ambit Biosciences Corp. CVR	29,736	—
*,1,2	Next Bridge Hydrocarbons Inc.	49,663	—
*,2	Sesen Bio	143,290	—

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,2	Magenta Therapeutics Inc. CVR	33,990	—
*,2	Neoleukin Therapeutics Inc.	4,286	—
*,2	Homology Medicines Inc.	30,844	—
			30
Real Estate (2.6%)
	Prologis Inc.	567,925	63,784
	American Tower Corp.	286,539	55,697
	Equinix Inc.	58,165	44,008
	Welltower Inc.	366,371	38,194
	Digital Realty Trust Inc.	197,709	30,062
	Simon Property Group Inc.	189,592	28,780
	Realty Income Corp.	533,370	28,173
	Public Storage	97,375	28,010
	Crown Castle Inc.	266,023	25,990
	Extra Space Storage Inc.	129,434	20,115
*	CoStar Group Inc.	251,014	18,610
	VICI Properties Inc.	640,001	18,330
	AvalonBay Communities Inc.	87,507	18,104
*	CBRE Group Inc. Class A	188,546	16,801
	Iron Mountain Inc.	180,181	16,148
	Equity Residential	220,142	15,265
	SBA Communications Corp.	66,311	13,017
	Ventas Inc.	250,584	12,845
	Invitation Homes Inc.	357,558	12,833
	Weyerhaeuser Co.	448,203	12,724
	Alexandria Real Estate Equities Inc.	107,907	12,622
	Essex Property Trust Inc.	39,626	10,786
	Mid-America Apartment Communities Inc.	71,790	10,238
	Sun Communities Inc.	77,095	9,278
	Healthpeak Properties Inc.	431,887	8,465
	UDR Inc.	203,054	8,356
	Kimco Realty Corp.	413,705	8,051
	Host Hotels & Resorts Inc.	431,834	7,764
	WP Carey Inc.	132,553	7,297
	Camden Property Trust	65,823	7,182
	Gaming and Leisure Properties Inc.	158,534	7,167
	American Homes 4 Rent Class A	190,504	7,079
	Regency Centers Corp.	113,345	7,050
	Equity LifeStyle Properties Inc.	103,738	6,756
	Lamar Advertising Co. Class A	54,215	6,480
	CubeSmart	138,592	6,260
*	Jones Lang LaSalle Inc.	28,159	5,780
	Rexford Industrial Realty Inc.	123,770	5,519
	Boston Properties Inc.	86,364	5,317
	Omega Healthcare Investors Inc.	150,821	5,166
	Federal Realty Investment Trust	50,546	5,104
	EastGroup Properties Inc.	29,711	5,054
	NNN REIT Inc.	112,424	4,789
	Americold Realty Trust Inc.	173,654	4,435
	Brixmor Property Group Inc.	186,010	4,295
*	Zillow Group Inc. Class C	89,106	4,134
	Healthcare Realty Trust Inc.	235,530	3,882
	Agree Realty Corp.	62,412	3,866
	STAG Industrial Inc.	106,123	3,827
	First Industrial Realty Trust Inc.	78,366	3,723
	Terreno Realty Corp.	59,837	3,541
	Ryman Hospitality Properties Inc.	34,882	3,483
	Kite Realty Group Trust	136,843	3,063
	Essential Properties Realty Trust Inc.	107,892	2,990
	Vornado Realty Trust	104,479	2,747
	Rayonier Inc.	92,820	2,700
	Independence Realty Trust Inc.	136,365	2,555
	Phillips Edison & Co. Inc.	76,524	2,503
	SL Green Realty Corp.	40,287	2,282
	Kilroy Realty Corp.	73,141	2,280
	Cousins Properties Inc.	95,812	2,218
	CareTrust REIT Inc.	87,357	2,193
	Sabra Health Care REIT Inc.	139,650	2,151
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	70,736	2,094

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Macerich Co.	133,307	2,058
	PotlatchDeltic Corp.	50,171	1,976
	Apple Hospitality REIT Inc.	135,355	1,968
	EPR Properties	46,864	1,967
	Innovative Industrial Properties Inc.	17,477	1,909
	Broadstone Net Lease Inc.	118,033	1,873
	Park Hotels & Resorts Inc.	122,557	1,836
	COPT Defense Properties	71,268	1,784
	Tanger Inc.	65,410	1,773
	National Health Investors Inc.	25,856	1,751
	National Storage Affiliates Trust	42,088	1,735
	SITE Centers Corp.	119,273	1,729
	Highwoods Properties Inc.	64,996	1,707
[1]	Medical Properties Trust Inc.	370,382	1,596
	LXP Industrial Trust	169,619	1,547
	DigitalBridge Group Inc.	107,736	1,476
	Four Corners Property Trust Inc.	57,633	1,422
	Douglas Emmett Inc.	105,415	1,403
*	Cushman & Wakefield plc	134,194	1,396
*	Zillow Group Inc. Class A	30,633	1,380
	Sunstone Hotel Investors Inc.	129,446	1,354
	Urban Edge Properties	71,233	1,316
*	Howard Hughes Holdings Inc.	19,634	1,273
	St. Joe Co.	22,617	1,237
	Outfront Media Inc.	85,375	1,221
*	Equity Commonwealth	60,773	1,179
*	Compass Inc. Class A	310,714	1,119
*	GEO Group Inc.	77,148	1,108
	Acadia Realty Trust	61,735	1,106
	DiamondRock Hospitality Co.	128,871	1,089
	Pebblebrook Hotel Trust	73,684	1,013
	Global Net Lease Inc.	134,899	991
	InvenTrust Properties Corp.	39,085	968
	Xenia Hotels & Resorts Inc.	65,155	934
	RLJ Lodging Trust	92,602	892
	LTC Properties Inc.	25,731	888
	Retail Opportunity Investments Corp.	71,200	885
	JBG SMITH Properties	57,604	877
	Elme Communities	53,348	850
	Newmark Group Inc. Class A	79,791	816
	Empire State Realty Trust Inc. Class A	84,233	790
	Getty Realty Corp.	28,924	771
	NETSTREIT Corp.	47,214	760
	Alexander & Baldwin Inc.	43,772	742
*	Opendoor Technologies Inc.	380,122	699
	Easterly Government Properties Inc.	56,004	693
	Veris Residential Inc.	45,444	682
*	Apartment Investment and Management Co. Class A	80,218	665
	American Assets Trust Inc.	29,581	662
	Kennedy-Wilson Holdings Inc.	66,877	650
	UMH Properties Inc.	39,642	634
	Safehold Inc.	32,110	619
	Plymouth Industrial REIT Inc.	27,935	597
	American Healthcare REIT Inc.	40,302	589
	Centerspace	8,433	570
	eXp World Holdings Inc.	49,336	557
	Service Properties Trust	107,913	555
	Paramount Group Inc.	117,451	544
	NexPoint Residential Trust Inc.	13,451	531
	Piedmont Office Realty Trust Inc. Class A	71,501	518
	Brandywine Realty Trust	100,127	449
	Armada Hoffler Properties Inc.	39,926	443
*	Redfin Corp.	73,200	440
	Marcus & Millichap Inc.	13,517	426
	Uniti Group Inc.	143,269	418
	Hudson Pacific Properties Inc.	86,652	417
	Whitestone REIT	30,354	404
	Community Healthcare Trust Inc.	17,101	400
	Summit Hotel Properties Inc.	63,716	382
	Diversified Healthcare Trust	120,173	367

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Global Medical REIT Inc.	39,137	355
	Farmland Partners Inc.	30,269	349
	Universal Health Realty Income Trust	8,758	343
	CBL & Associates Properties Inc.	14,294	334
*	Forestar Group Inc.	10,022	321
	Gladstone Commercial Corp.	22,373	319
	Gladstone Land Corp.	23,305	319
	Saul Centers Inc.	7,859	289
	Alexander's Inc.	1,176	264
	Chatham Lodging Trust	30,725	262
*	Tejon Ranch Co.	14,715	251
	Ares Commercial Real Estate Corp.	36,989	246
	Peakstone Realty Trust REIT	21,764	231
	RMR Group Inc. Class A	9,872	223
	NET Lease Office Properties	8,823	217
*	Anywhere Real Estate Inc.	61,818	205
	One Liberty Properties Inc.	8,111	190
*	FRP Holdings Inc.	6,382	182
	CTO Realty Growth Inc.	10,336	180
	Industrial Logistics Properties Trust	40,594	149
	Postal Realty Trust Inc. Class A	11,023	147
	RE/MAX Holdings Inc. Class A	15,924	129
	Bridge Investment Group Holdings Inc. Class A	17,135	127
*	Stratus Properties Inc.	4,990	126
	BRT Apartments Corp.	7,209	126
	Orion Office REIT Inc.	34,834	125
	Braemar Hotels & Resorts Inc.	41,427	106
*	Seritage Growth Properties Class A	21,810	102
	City Office REIT Inc.	20,087	100
*	Star Holdings	7,643	92
	Franklin Street Properties Corp.	58,146	89
	Modiv Industrial Inc.	6,088	86
	Alpine Income Property Trust Inc.	5,409	84
	Office Properties Income Trust	28,227	58
*	Maui Land & Pineapple Co. Inc.	2,641	58
	Clipper Realty Inc.	14,188	51
*	Douglas Elliman Inc.	42,189	49
*	Offerpad Solutions Inc.	9,843	43
	Global Self Storage Inc.	8,627	42
	Bluerock Homes Trust Inc.	2,283	40
	Creative Media & Community Trust Corp.	13,505	36
*	Sotherly Hotels Inc.	18,957	22
*	Rafael Holdings Inc. Class B	13,424	19
*	Fathom Holdings Inc.	3,947	7
			829,481
Technology (35.1%)
	Microsoft Corp.	4,563,963	2,039,863
	Apple Inc.	8,944,677	1,883,928
	NVIDIA Corp.	14,349,121	1,772,690
	Meta Platforms Inc. Class A	1,345,414	678,385
	Alphabet Inc. Class A	3,606,720	656,964
	Alphabet Inc. Class C	2,931,540	537,703
	Broadcom Inc.	284,526	456,815
*	Advanced Micro Devices Inc.	991,993	160,911
*	Adobe Inc.	274,941	152,741
	Salesforce Inc.	564,888	145,233
	Oracle Corp.	1,012,535	142,970
	QUALCOMM Inc.	685,064	136,451
	Applied Materials Inc.	508,104	119,907
	Texas Instruments Inc.	559,351	108,811
	Intuit Inc.	162,882	107,048
*	ServiceNow Inc.	125,672	98,862
	International Business Machines Corp.	564,283	97,593
	Micron Technology Inc.	679,518	89,377
	Lam Research Corp.	80,163	85,362
	Intel Corp.	2,612,563	80,911
	Analog Devices Inc.	304,477	69,500
	KLA Corp.	82,526	68,043
*	Palo Alto Networks Inc.	198,633	67,339

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Synopsys Inc.	93,866	55,856
*	Crowdstrike Holdings Inc. Class A	141,338	54,159
*	Cadence Design Systems Inc.	166,703	51,303
	Amphenol Corp. Class A	735,613	49,558
	Marvell Technology Inc.	530,454	37,079
	Roper Technologies Inc.	65,642	37,000
*	Autodesk Inc.	130,866	32,383
*	Palantir Technologies Inc. Class A	1,239,319	31,392
	Microchip Technology Inc.	328,252	30,035
*	Workday Inc. Class A	129,760	29,009
	TE Connectivity Ltd.	187,036	28,136
*	Super Micro Computer Inc.	30,485	24,978
*	Snowflake Inc. Class A	183,617	24,805
	Monolithic Power Systems Inc.	28,475	23,397
*	Fortinet Inc.	373,821	22,530
*	Datadog Inc. Class A	171,129	22,194
	Dell Technologies Inc. Class C	160,529	22,139
*	DoorDash Inc. Class A	197,989	21,537
	Cognizant Technology Solutions Corp. Class A	303,756	20,655
*	Gartner Inc.	45,020	20,217
	HP Inc.	572,742	20,057
	Vertiv Holdings Co. Class A	219,263	18,982
	CDW Corp.	82,036	18,363
	Corning Inc.	471,227	18,307
*	ON Semiconductor Corp.	265,235	18,182
*	HubSpot Inc.	29,848	17,604
*	ANSYS Inc.	53,726	17,273
*	Atlassian Corp. Ltd. Class A	96,751	17,113
	Hewlett Packard Enterprise Co.	798,414	16,902
*	Pinterest Inc. Class A	368,033	16,219
	NetApp Inc.	125,709	16,191
*	Western Digital Corp.	201,566	15,273
*	Cloudflare Inc. Class A	175,721	14,555
	Teradyne Inc.	96,216	14,268
*	MicroStrategy Inc. Class A	9,722	13,392
	Seagate Technology Holdings plc	129,546	13,378
*	Tyler Technologies Inc.	26,093	13,119
*	PTC Inc.	69,784	12,678
	Entegris Inc.	92,961	12,587
*	Pure Storage Inc. Class A	190,409	12,226
	Leidos Holdings Inc.	83,059	12,117
*	GoDaddy Inc. Class A	86,487	12,083
*	MongoDB Inc.	42,748	10,685
*	Zscaler Inc.	55,223	10,613
*	Snap Inc. Class A	638,819	10,611
	Skyworks Solutions Inc.	98,543	10,503
*	AppLovin Corp. Class A	118,094	9,828
*	Okta Inc.	99,318	9,297
*	Manhattan Associates Inc.	37,282	9,197
*	VeriSign Inc.	51,673	9,187
*	Zoom Video Communications Inc. Class A	145,868	8,634
*	Nutanix Inc. Class A	150,693	8,567
*	Akamai Technologies Inc.	93,350	8,409
	Gen Digital Inc. (XNGS)	327,539	8,182
	SS&C Technologies Holdings Inc.	128,350	8,044
	Jabil Inc.	70,520	7,672
*	Dynatrace Inc.	169,889	7,601
*	Guidewire Software Inc.	51,341	7,079
*	Qorvo Inc.	59,177	6,867
*	Coherent Corp.	94,140	6,821
*	DocuSign Inc.	126,837	6,786
*	Onto Innovation Inc.	30,332	6,660
*	Toast Inc. Class A	252,234	6,500
*	EPAM Systems Inc.	34,003	6,396
*	F5 Inc.	35,885	6,180
*	Elastic NV	52,917	6,028
*	CACI International Inc. Class A	13,644	5,869
	Universal Display Corp.	27,561	5,795
*	Fabrinet	22,192	5,432
*	Twilio Inc. Class A	95,456	5,423

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	KBR Inc.	82,923	5,319
*	Match Group Inc.	164,443	4,996
*	Lattice Semiconductor Corp.	84,994	4,929
	Bentley Systems Inc. Class B	97,920	4,833
	TD SYNNEX Corp.	40,123	4,630
*	Dayforce Inc.	91,001	4,514
	Paycom Software Inc.	30,565	4,372
*	SPS Commerce Inc.	22,999	4,327
*	Cirrus Logic Inc.	33,363	4,259
*	Procore Technologies Inc.	63,321	4,199
*	Samsara Inc. Class A	121,031	4,079
*	Arrow Electronics Inc.	32,864	3,969
*	Insight Enterprises Inc.	19,922	3,952
*	MACOM Technology Solutions Holdings Inc.	35,143	3,917
*	Rambus Inc.	65,655	3,858
*	Confluent Inc. Class A	128,867	3,805
*	Kyndryl Holdings Inc.	141,597	3,725
	Science Applications International Corp.	31,435	3,695
*	Novanta Inc.	21,961	3,582
*	SentinelOne Inc. Class A	168,766	3,553
*	Smartsheet Inc. Class A	79,591	3,508
*	Altair Engineering Inc. Class A	35,195	3,452
*	Gitlab Inc. Class A	68,989	3,430
*	Dropbox Inc. Class A	145,584	3,271
*	UiPath Inc. Class A	255,592	3,241
*	CommVault Systems Inc.	26,597	3,233
*	CCC Intelligent Solutions Holdings Inc.	283,013	3,144
*	Tenable Holdings Inc.	72,050	3,140
*	Varonis Systems Inc.	65,156	3,126
*	Qualys Inc.	21,570	3,076
*	Aspen Technology Inc.	15,405	3,060
*	Appfolio Inc. Class A	12,389	3,030
*	HashiCorp Inc. Class A	89,607	3,019
	Dolby Laboratories Inc. Class A	37,002	2,932
*	FormFactor Inc.	48,345	2,926
	Avnet Inc.	55,562	2,861
*	Axcelis Technologies Inc.	19,868	2,825
	Amkor Technology Inc.	68,221	2,730
*	Unity Software Inc.	166,640	2,710
*	Maplebear Inc.	82,928	2,665
*	Credo Technology Group Holding Ltd.	81,097	2,590
*	ZoomInfo Technologies Inc.	197,575	2,523
	Advanced Energy Industries Inc.	23,025	2,504
*	Blackbaud Inc.	32,062	2,442
	Power Integrations Inc.	34,583	2,427
*	Parsons Corp.	29,492	2,413
*	Box Inc. Class A	85,058	2,249
*	Sanmina Corp.	33,193	2,199
*	Workiva Inc.	30,106	2,197
*	Impinj Inc.	13,767	2,158
	Concentrix Corp.	33,968	2,149
*	Q2 Holdings Inc.	35,348	2,133
*	Cleanspark Inc.	133,654	2,132
*	Synaptics Inc.	24,008	2,117
*	IAC Inc.	45,173	2,116
*	Silicon Laboratories Inc.	19,079	2,111
*	DXC Technology Co.	108,997	2,081
*	Teradata Corp.	58,841	2,034
*	Five9 Inc.	45,257	1,996
*	JFrog Ltd.	53,000	1,990
	Dun & Bradstreet Holdings Inc.	208,277	1,929
*	C3.ai Inc. Class A	66,504	1,926
*	Diodes Inc.	26,633	1,916
*	Alarm.com Holdings Inc.	29,719	1,888
*	Envestnet Inc.	29,807	1,866
*	Zeta Global Holdings Corp. Class A	100,192	1,768
*	Plexus Corp.	16,985	1,752
*	Wolfspeed Inc.	76,980	1,752
*	Rapid7 Inc.	39,357	1,701
*	Blackline Inc.	34,768	1,684

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Vishay Intertechnology Inc.	75,498	1,684
*	Perficient Inc.	22,310	1,669
*	Veeco Instruments Inc.	35,603	1,663
*	DoubleVerify Holdings Inc.	85,072	1,656
*	Freshworks Inc. Class A	129,820	1,647
	Pegasystems Inc.	27,016	1,635
*	Agilysys Inc.	15,403	1,604
*	nCino Inc.	50,278	1,581
*	Squarespace Inc. Class A	35,598	1,553
*	Ziff Davis Inc.	27,698	1,525
*	Yelp Inc.	39,942	1,476
*	IPG Photonics Corp.	17,060	1,440
	Progress Software Corp.	26,395	1,432
*	Rogers Corp.	11,693	1,410
*	RingCentral Inc. Class A	49,510	1,396
*	Allegro MicroSystems Inc.	48,237	1,362
*	Cargurus Inc.	51,173	1,341
*	Ambarella Inc.	24,828	1,339
*	Sitime Corp.	10,722	1,334
*	Braze Inc. Class A	33,770	1,312
*	Ultra Clean Holdings Inc.	25,805	1,264
*	LiveRamp Holdings Inc.	39,765	1,230
*	Informatica Inc. Class A	39,449	1,218
*	Semtech Corp.	40,269	1,203
*	ePlus Inc.	16,157	1,190
*	Vertex Inc. Class A	32,669	1,178
*	TTM Technologies Inc.	60,574	1,177
*	PagerDuty Inc.	51,135	1,173
*	Verint Systems Inc.	35,697	1,149
*	DigitalOcean Holdings Inc.	32,825	1,141
*	NCR Voyix Corp.	89,882	1,110
*	Magnite Inc.	83,164	1,105
*	Intapp Inc.	30,005	1,100
*	Core Scientific Inc.	116,030	1,079
*	Sprout Social Inc. Class A	29,410	1,049
*	Reddit Inc. Class A	16,379	1,046
	Clear Secure Inc. Class A	55,181	1,032
*	PAR Technology Corp.	21,693	1,021
*	Klaviyo Inc. Class A	40,159	1,000
*	Cohu Inc.	28,573	946
*	AvePoint Inc.	90,670	945
*	MaxLinear Inc.	44,986	906
	CTS Corp.	17,504	886
*	Photronics Inc.	35,581	878
*	Everbridge Inc.	24,634	862
*	Zuora Inc. Class A	86,777	862
*,1	Astera Labs Inc.	14,168	857
	Benchmark Electronics Inc.	21,517	849
*	Upwork Inc.	78,191	841
*	PDF Solutions Inc.	22,779	829
	Xerox Holdings Corp.	71,215	827
*	Alkami Technology Inc.	28,078	800
*	Appian Corp. Class A	25,658	792
*	Matterport Inc.	177,288	792
*	Asana Inc. Class A	55,764	780
*	NetScout Systems Inc.	42,478	777
*,1	Hut 8 Corp.	50,968	764
*	Jamf Holding Corp.	45,714	754
*	SMART Global Holdings Inc.	32,381	741
*	Terawulf Inc.	166,471	741
*,1	SoundHound AI Inc. Class A	185,035	731
*	Schrodinger Inc.	37,442	724
*	Ichor Holdings Ltd.	18,480	712
*	PROS Holdings Inc.	24,833	711
*,1	IonQ Inc.	101,157	711
*	Sprinklr Inc. Class A	72,433	697
	CSG Systems International Inc.	16,838	693
*	ACM Research Inc. Class A	29,961	691
	Adeia Inc.	61,494	688
*	ScanSource Inc.	14,594	647

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Bumble Inc. Class A	61,214	643
*	E2open Parent Holdings Inc.	136,198	612
*	N-Able Inc.	39,638	604
*	Paycor HCM Inc.	47,307	601
	A10 Networks Inc.	42,147	584
	Shutterstock Inc.	14,758	571
*	Diebold Nixdorf Inc.	14,819	570
*	Fastly Inc. Class A	75,872	559
*,1	Trump Media & Technology Group Corp.	17,031	558
*	indie Semiconductor Inc. Class A	89,675	553
*	PubMatic Inc. Class A	26,770	544
*	Rubrik Inc. Class A	17,557	538
	Simulations Plus Inc.	10,624	517
*	TechTarget Inc.	16,173	504
*	Alpha & Omega Semiconductor Ltd.	13,499	504
*	Cipher Mining Inc.	116,608	484
	PC Connection Inc.	7,086	455
*	SEMrush Holdings Inc. Class A	30,886	414
*	Amplitude Inc. Class A	44,897	400
*	Couchbase Inc.	20,621	377
*	Kimball Electronics Inc.	16,078	353
*	Yext Inc.	64,201	343
	Hackett Group Inc.	15,724	342
	SolarWinds Corp.	28,414	342
*	NerdWallet Inc. Class A	23,428	342
*	Blend Labs Inc. Class A	141,713	334
*	Digimarc Corp.	10,311	320
*	Grid Dynamics Holdings Inc.	30,288	318
*	Ibotta Inc. Class A	4,196	315
*	Nextdoor Holdings Inc.	112,822	314
*	Olo Inc. Class A	70,856	313
*	Vimeo Inc.	83,340	311
*	Mitek Systems Inc.	27,197	304
*	BigCommerce Holdings Inc. Series 1	36,948	298
*	Vivid Seats Inc. Class A	51,300	295
*	Xometry Inc. Class A	25,180	291
*	nLight Inc.	26,421	289
*,1	Getty Images Holdings Inc.	88,459	288
*	OneSpan Inc.	22,416	287
*	EverQuote Inc. Class A	13,409	280
*	Navitas Semiconductor Corp.	70,599	277
*	SmartRent Inc.	114,569	274
*	Weave Communications Inc.	30,190	272
*	Daktronics Inc.	18,813	262
*	CEVA Inc.	13,054	252
*,1	Rumble Inc.	44,289	246
*	Mediaalpha Inc. Class A	18,513	244
*	MeridianLink Inc.	11,146	238
*,1	Applied Digital Corp.	39,255	234
*	3D Systems Corp.	75,906	233
*	Bandwidth Inc. Class A	13,764	232
*	Eventbrite Inc. Class A	47,701	231
	NVE Corp.	3,026	226
*	Innodata Inc.	15,162	225
	Methode Electronics Inc.	21,243	220
*	Planet Labs PBC	117,734	219
	Climb Global Solutions Inc.	3,215	202
*	Red Violet Inc.	7,758	197
*	Ouster Inc.	19,504	192
*	Groupon Inc.	12,215	187
	American Software Inc. Class A	20,328	186
*	TrueCar Inc.	58,951	184
*	Aehr Test Systems	16,147	180
*	Consensus Cloud Solutions Inc.	10,465	180
*	Thoughtworks Holding Inc.	60,645	172
*	Unisys Corp.	41,473	171
*	Definitive Healthcare Corp.	29,785	163
	Immersion Corp.	16,646	157
*	Enfusion Inc. Class A	18,353	156
	ReposiTrak Inc.	9,063	139

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Rackspace Technology Inc.	46,340	138
*	Domo Inc. Class B	17,734	137
*	ON24 Inc.	21,474	129
*	Arteris Inc.	16,883	127
*	Telos Corp.	30,682	123
*	SkyWater Technology Inc.	15,868	121
*	Tucows Inc. Class A	6,201	120
*	Kopin Corp.	138,966	117
*	Silvaco Group Inc.	6,331	114
*	1stdibs.com Inc.	24,950	112
*,1	MicroVision Inc.	104,855	111
*,1	BigBear.ai Holdings Inc.	73,529	111
*	Rimini Street Inc.	32,856	101
*	Astronova Inc.	6,470	100
*	Innovid Corp.	53,483	99
*	Asure Software Inc.	11,625	98
*	Digital Turbine Inc.	59,087	98
*	FiscalNote Holdings Inc.	66,657	97
*	Rigetti Computing Inc.	87,252	93
*	Backblaze Inc. Class A	14,908	92
*	AudioEye Inc.	5,086	90
*	NextNav Inc.	11,148	90
*	AXT Inc.	26,060	88
	CSP Inc.	5,406	81
*	Porch Group Inc.	52,056	79
*	Viant Technology Inc. Class A	7,806	77
*	eGain Corp.	11,671	74
	Richardson Electronics Ltd.	6,173	73
*	Intevac Inc.	18,754	72
*	Kaltura Inc.	57,548	69
*	Cerence Inc.	23,876	68
*	Brightcove Inc.	25,456	60
*	DLH Holdings Corp.	5,365	57
*	CoreCard Corp.	3,812	56
*	Identiv Inc.	12,931	56
*	inTEST Corp.	5,625	56
*	QuickLogic Corp.	5,307	55
*	SecureWorks Corp. Class A	7,362	52
*	Intellicheck Inc.	14,706	50
*	Atomera Inc.	13,078	50
*	Upland Software Inc.	19,213	48
*	Everspin Technologies Inc.	7,621	46
*	Synchronoss Technologies Inc.	4,888	45
*	WM Technology Inc.	41,877	44
*	GSI Technology Inc.	15,882	42
*	WidePoint Corp.	10,057	42
*	Expensify Inc. Class A	28,100	42
*,1	Veritone Inc.	18,337	41
*	BuzzFeed Inc.	14,699	41
*	Quantum Corp.	98,136	40
*	Aeva Technologies Inc.	15,395	39
*	Key Tronic Corp.	8,842	36
*	Amtech Systems Inc.	5,730	34
*	Skillz Inc.	4,688	34
*	Zedge Inc. Class B	10,242	31
*	Pixelworks Inc.	30,211	30
*	comScore Inc.	2,097	30
*	One Stop Systems Inc.	11,905	29
*	Mastech Digital Inc.	3,641	27
*	TransAct Technologies Inc.	7,051	27
*	LivePerson Inc.	44,180	26
*,1	Edgio Inc.	2,203	24
*	NetSol Technologies Inc.	9,164	23
*	Issuer Direct Corp.	2,964	23
*	Inuvo Inc.	84,564	22
*	Data I/O Corp.	8,084	22
*,1	KULR Technology Group Inc.	52,190	21
*	VirnetX Holding Corp.	2,409	16
*	Glimpse Group Inc.	11,947	12
*	KORE Group Holdings Inc.	15,866	7

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Alpine 4 Holdings Inc.	12,716	6
*	Arena Group Holdings Inc.	5,010	4
			11,267,864
Telecommunications (1.9%)
	Cisco Systems Inc.	2,240,203	106,432
	Verizon Communications Inc.	2,326,030	95,925
	Comcast Corp. Class A	2,403,170	94,108
	AT&T Inc.	4,404,239	84,165
	T-Mobile US Inc.	323,151	56,933
*	Arista Networks Inc.	153,595	53,832
	Motorola Solutions Inc.	102,448	39,550
*	Charter Communications Inc. Class A	57,238	17,112
	Juniper Networks Inc.	198,755	7,247
*	Roku Inc.	78,203	4,687
*	Ciena Corp.	90,053	4,339
*	Frontier Communications Parent Inc.	154,480	4,044
*	Liberty Broadband Corp. Class C	73,460	4,027
*	Lumentum Holdings Inc.	42,548	2,167
	InterDigital Inc.	15,834	1,846
	Iridium Communications Inc.	65,806	1,752
	Cogent Communications Holdings Inc.	26,680	1,506
*	EchoStar Corp. Class A	70,715	1,259
*	Calix Inc.	33,856	1,199
	Telephone and Data Systems Inc.	56,467	1,171
*	Extreme Networks Inc.	76,121	1,024
	Cable One Inc.	2,766	979
*	Viavi Solutions Inc.	141,232	970
*	ViaSat Inc.	67,838	862
*,1	AST SpaceMobile Inc.	72,806	845
*	Infinera Corp.	134,795	821
*	Harmonic Inc.	68,698	809
*	Lumen Technologies Inc.	634,927	698
	Shenandoah Telecommunications Co.	35,298	576
*	Digi International Inc.	22,634	519
*	Globalstar Inc.	441,446	494
*	United States Cellular Corp.	8,721	487
	IDT Corp. Class B	12,808	460
*	Liberty Broadband Corp. Class A	7,611	416
*	Gogo Inc.	40,533	390
*	Clearfield Inc.	7,887	304
*	Powerfleet Inc. NJ	62,973	288
*	Anterix Inc.	7,145	283
*	Altice USA Inc. Class A	132,637	271
*	NETGEAR Inc.	17,624	270
*	fuboTV Inc.	188,712	234
*	Consolidated Communications Holdings Inc.	51,876	228
*	Lightwave Logic Inc.	75,692	226
*	Aviat Networks Inc.	7,687	220
	Adtran Holdings Inc.	41,262	217
*	Xperi Inc.	24,570	202
*	WideOpenWest Inc.	34,771	188
	Spok Holdings Inc.	11,437	169
*	8x8 Inc.	72,629	161
*	CommScope Holding Co. Inc.	126,539	156
*	Applied Optoelectronics Inc.	18,365	152
*	Ribbon Communications Inc.	42,263	139
*	Ooma Inc.	13,218	131
	ATN International Inc.	4,873	111
*	Inseego Corp.	6,265	67
*	KVH Industries Inc.	13,892	65
*	Lantronix Inc.	17,211	61
*	Airgain Inc.	10,184	61
*	Genasys Inc.	27,518	58
*	Comtech Telecommunications Corp.	17,717	54
	Network-1 Technologies Inc.	15,271	27
*	DZS Inc.	12,668	15
*,2	GCI Liberty Inc.	82,371	—
			598,009

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
Utilities (2.5%)
	NextEra Energy Inc.	1,261,513	89,328
	Waste Management Inc.	246,287	52,543
	Southern Co.	672,057	52,131
	Duke Energy Corp.	472,878	47,397
	Constellation Energy Corp.	193,268	38,706
	Sempra	389,471	29,623
	American Electric Power Co. Inc.	322,378	28,285
	PG&E Corp.	1,601,732	27,966
	Waste Connections Inc. (XTSE)	157,865	27,683
	Dominion Energy Inc.	513,303	25,152
	Republic Services Inc.	124,908	24,275
	Public Service Enterprise Group Inc.	305,513	22,516
	Exelon Corp.	615,594	21,306
	Consolidated Edison Inc.	210,805	18,850
	Vistra Corp.	214,104	18,409
	Xcel Energy Inc.	341,846	18,258
	Edison International	234,966	16,873
	American Water Works Co. Inc.	118,431	15,297
	WEC Energy Group Inc.	194,918	15,293
	Entergy Corp.	130,680	13,983
	FirstEnergy Corp.	336,149	12,864
	DTE Energy Co.	114,969	12,763
	PPL Corp.	452,622	12,515
	Eversource Energy	217,081	12,311
	CenterPoint Energy Inc.	390,937	12,111
	Ameren Corp.	164,066	11,667
	CMS Energy Corp.	182,564	10,868
	Atmos Energy Corp.	91,162	10,634
	NRG Energy Inc.	128,357	9,994
	Alliant Energy Corp.	157,430	8,013
	NiSource Inc.	270,524	7,794
	AES Corp.	439,123	7,715
	Evergy Inc.	133,604	7,077
*	Clean Harbors Inc.	29,813	6,742
	Essential Utilities Inc.	151,262	5,647
	Pinnacle West Capital Corp.	70,074	5,352
	OGE Energy Corp.	123,705	4,416
*	Casella Waste Systems Inc. Class A	35,268	3,499
*	Stericycle Inc.	57,616	3,349
	National Fuel Gas Co.	56,775	3,077
	UGI Corp.	132,357	3,031
	IDACORP Inc.	31,670	2,950
	Southwest Gas Holdings Inc.	41,547	2,924
	Portland General Electric Co.	62,529	2,704
	New Jersey Resources Corp.	61,826	2,642
	Ormat Technologies Inc. (XNYS)	35,780	2,565
	Black Hills Corp.	41,927	2,280
	ALLETE Inc.	35,594	2,219
	ONE Gas Inc.	34,671	2,214
	PNM Resources Inc.	56,177	2,076
	Spire Inc.	31,627	1,921
	Northwestern Energy Group Inc.	37,616	1,884
	Avangrid Inc.	48,944	1,739
	Avista Corp.	48,907	1,693
	California Water Service Group	34,782	1,687
	American States Water Co.	23,221	1,685
	MGE Energy Inc.	22,313	1,667
*	Sunrun Inc.	125,987	1,494
	Chesapeake Utilities Corp.	13,550	1,439
	Clearway Energy Inc. Class C	40,753	1,006
	SJW Group	17,699	960
	Northwest Natural Holding Co.	22,011	795
	Clearway Energy Inc. Class A	34,162	774
	Middlesex Water Co.	12,313	643
	Hawaiian Electric Industries Inc.	66,006	595
	Unitil Corp.	10,442	541
*,1	NuScale Power Corp.	44,697	523
*	Enviri Corp.	52,309	451
*	Sunnova Energy International Inc.	61,368	342

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	York Water Co.	8,203	304
	Aris Water Solutions Inc. Class A	14,572	228
	Genie Energy Ltd. Class B	13,650	200
*	Net Power Inc.	19,230	189
	Artesian Resources Corp. Class A	4,852	171
*	Altus Power Inc.	41,436	162
	Excelerate Energy Inc. Class A	7,722	142
*	Pure Cycle Corp.	14,095	135
*	Quest Resource Holding Corp.	15,072	133
*	Cadiz Inc.	35,748	110
	RGC Resources Inc.	5,308	109
*	Arq Inc.	16,504	100
	Global Water Resources Inc.	7,988	97
*	Perma-Fix Environmental Services Inc.	9,152	93
*	Vertex Energy Inc.	42,338	40
*	Aqua Metals Inc.	93,458	30
			821,969
Total Common Stocks (Cost $10,354,111)			32,028,246
Warrants (0.0%)
*	Geron Corp. Exp. 12/31/25	73,748	111
*	Hycroft Mining Holding Corp. Exp. 10/6/25	20,000	—
*	Danimer Scientific Inc. Exp. 5/3/29	18,248	—
Total Warrants (Cost $—)			111
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5,6]	Vanguard Market Liquidity Fund, 5.380% (Cost $92,649)	926,700	92,661
Total Investments (100.0%) (Cost $10,446,760)			32,121,018
Other Assets and Liabilities—Net (0.0%)			9,757
Net Assets (100%)			32,130,775
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,123,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $171,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $23,593,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	15	1,549	26
E-mini S&P 500 Index	September 2024	355	98,007	98
E-mini S&P Mid-Cap 400 Index	September 2024	30	8,874	86
				210

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,354,111)	32,028,357
Affiliated Issuers (Cost $92,649)	92,661
Total Investments in Securities	32,121,018
Investment in Vanguard	922
Cash	257
Cash Collateral Pledged—Futures Contracts	4,058
Receivables for Investment Securities Sold	3,928
Receivables for Accrued Income	17,593
Receivables for Capital Shares Issued	14,079
Total Assets	32,161,855
Liabilities
Payables for Investment Securities Purchased	535
Collateral for Securities on Loan	23,593
Payables for Capital Shares Redeemed	6,347
Payables to Vanguard	269
Variation Margin Payable—Futures Contracts	336
Total Liabilities	31,080
Net Assets	32,130,775
1 Includes $20,123,000 of securities on loan.
At June 30, 2024, net assets consisted of:

Paid-in Capital	8,531,896
Total Distributable Earnings (Loss)	23,598,879
Net Assets	32,130,775

Institutional Shares—Net Assets
Applicable to 14,949,733 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,386,870
Net Asset Value Per Share—Institutional Shares	$92.77

Institutional Plus Shares—Net Assets
Applicable to 331,486,068 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,743,905
Net Asset Value Per Share—Institutional Plus Shares	$92.75

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	211,140
Interest[2]	1,499
Securities Lending—Net	1,394
Total Income	214,033
Expenses
The Vanguard Group—Note B
Investment Advisory Services	276
Management and Administrative—Institutional Shares	158
Management and Administrative—Institutional Plus Shares	2,136
Marketing and Distribution—Institutional Shares	25
Marketing and Distribution—Institutional Plus Shares	397
Custodian Fees	113
Shareholders’ Reports—Institutional Shares	5
Shareholders’ Reports—Institutional Plus Shares	77
Trustees’ Fees and Expenses	9
Other Expenses	7
Total Expenses	3,203
Expenses Paid Indirectly	(7)
Net Expenses	3,196
Net Investment Income	210,837
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,991,674
Futures Contracts	10,640
Realized Net Gain (Loss)	2,002,314
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,865,840
Futures Contracts	(3,319)
Change in Unrealized Appreciation (Depreciation)	1,862,521
Net Increase (Decrease) in Net Assets Resulting from Operations	4,075,672
1	Dividends are net of foreign withholding taxes of $26,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,395,000, $18,000, and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,803,652,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	210,837	451,227
Realized Net Gain (Loss)	2,002,314	289,798
Change in Unrealized Appreciation (Depreciation)	1,862,521	5,865,168
Net Increase (Decrease) in Net Assets Resulting from Operations	4,075,672	6,606,193
Distributions
Institutional Shares	(11,791)	(31,310)
Institutional Plus Shares	(257,892)	(714,257)
Total Distributions	(269,683)	(745,567)
Capital Share Transactions
Institutional Shares	(129,597)	185,022
Institutional Plus Shares	(2,776,795)	(236,377)
Net Increase (Decrease) from Capital Share Transactions	(2,906,392)	(51,355)
Total Increase (Decrease)	899,597	5,809,271
Net Assets
Beginning of Period	31,231,178	25,421,907
End of Period	32,130,775	31,231,178

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$82.37	$67.05	$88.21	$73.97	$68.66	$54.09
Investment Operations
Net Investment Income[1]	.586	1.204	1.131	1.086	1.171	1.182
Net Realized and Unrealized Gain (Loss) on Investments	10.593	16.099	(17.949)	17.890	12.690	15.381
Total from Investment Operations	11.179	17.303	(16.818)	18.976	13.861	16.563
Distributions
Dividends from Net Investment Income	(.661)	(1.209)	(1.143)	(1.100)	(1.325)	(1.245)
Distributions from Realized Capital Gains	(.118)	(.774)	(3.199)	(3.636)	(2.541)	(.748)
Distributions from Return of Capital	—	—	—	—	(4.685)	—
Total Distributions	(.779)	(1.983)	(4.342)	(4.736)	(8.551)	(1.993)
Net Asset Value, End of Period	$92.77	$82.37	$67.05	$88.21	$73.97	$68.66
Total Return	13.59%	26.05%	-19.49%	25.75%	20.99%	30.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,387	$1,350	$907	$757	$682	$722
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%[2]	0.03%[2]	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.36%	1.61%	1.55%	1.30%	1.72%	1.87%
Portfolio Turnover Rate	2%[3]	8%	8%[3]	5%[3]	11%[3]	5%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$82.35	$67.03	$88.19	$73.96	$68.66	$54.09
Investment Operations
Net Investment Income[1]	.588	1.192	1.132	1.095	1.143	1.182
Net Realized and Unrealized Gain (Loss) on Investments	10.591	16.109	(17.949)	17.877	12.715	15.387
Total from Investment Operations	11.179	17.301	(16.817)	18.972	13.858	16.569
Distributions
Dividends from Net Investment Income	(.661)	(1.208)	(1.145)	(1.108)	(1.326)	(1.251)
Distributions from Realized Capital Gains	(.118)	(.773)	(3.198)	(3.634)	(2.543)	(.748)
Distributions from Return of Capital	—	—	—	—	(4.689)	—
Total Distributions	(.779)	(1.981)	(4.343)	(4.742)	(8.558)	(1.999)
Net Asset Value, End of Period	$92.75	$82.35	$67.03	$88.19	$73.96	$68.66
Total Return	13.59%	26.05%	-19.49%	25.75%	20.99%	30.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,744	$29,881	$24,515	$35,100	$32,088	$40,637
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%[2]	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.36%	1.60%	1.54%	1.31%	1.69%	1.88%
Portfolio Turnover Rate	2%[3]	8%	8%[3]	5%[3]	11%[3]	5%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes. The portion of distributions that exceed a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Institutional Total Stock Market Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.  Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $922,000, representing less than 0.01% of the fund’s net assets and 0.37% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	32,027,910	171	165	32,028,246
Warrants	111	—	—	111
Temporary Cash Investments	92,661	—	—	92,661
Total	32,120,682	171	165	32,121,018
Derivative Financial Instruments
Assets
Futures Contracts[1]	210	—	—	210
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Institutional Total Stock Market Index Fund
E.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,511,119
Gross Unrealized Appreciation	22,764,425
Gross Unrealized Depreciation	(1,154,316)
Net Unrealized Appreciation (Depreciation)	21,610,109
F.	During the six months ended June 30, 2024, the fund purchased $681,434,000 of investment securities and sold $1,279,182,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $104,372,000 and $2,403,381,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were  $84,117,000 and sales were $30,686,000, resulting in net realized gain of $3,348,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	120,056	1,393	838,426	11,492
Issued in Lieu of Cash Distributions	9,284	101	25,740	333
Redeemed	(258,937)	(2,938)	(679,144)	(8,960)
Net Increase (Decrease)—Institutional Shares	(129,597)	(1,444)	185,022	2,865
Institutional Plus Shares
Issued	1,060,756	12,272	2,140,743	29,092
Issued in Lieu of Cash Distributions	239,702	2,630	667,877	8,704
Redeemed	(4,077,253)	(46,285)	(3,044,997)	(40,645)
Net Increase (Decrease)—Institutional Plus Shares	(2,776,795)	(31,383)	(236,377)	(2,849)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q8712 082024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Institutional Index Fund

The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Institutional Total Stock Market Index Fund

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 21, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.